[LOGO]                        ACCESSOR FUNDS, INC.


                                 ANNUAL REPORT

            AUDITED                                   DECEMBER 31, 2001

                                  EQUITY FUNDS
                                     Growth
                                      Value
                                Small to Mid Cap
                              International Equity

                               FIXED-INCOME FUNDS
                                 High Yield Bond
                            Intermediate Fixed-Income
                         Short-Intermediate Fixed-Income
                               Mortgage Securities
                              U.S. Government Money

                                ALLOCATION FUNDS
                           Accessor Income Allocation
                       Accessor Income & Growth Allocation
                          Accessor Balanced Allocation
                       Accessor Growth & Income Allocation
                           Accessor Growth Allocation
                      Accessor Aggressive Growth Allocation


                                    ACCESSOR
                                    ------

                               TABLE OF CONTENTS


Letter To Our Shareholders.....................................................1

Management's Discussion and Analysis...........................................3

Schedule of Investments
   Growth Fund................................................................21
   Value Fund.................................................................25
   Small to Mid Cap Fund......................................................29
   International Equity Fund..................................................39
   High Yield Bond Fund.......................................................43
   Intermediate Fixed-Income Fund.............................................46
   Short-Intermediate Fixed-Income Fund.......................................49
   Mortgage Securities Fund...................................................52
   U.S. Government Money Fund.................................................58
   Accessor Income Allocation Fund............................................59
   Accessor Income & Growth Allocation Fund...................................60
   Accessor Balanced Allocation Fund..........................................61
   Accessor Growth & Income Allocation Fund...................................62
   Accessor Growth Allocation Fund............................................63
   Accessor Aggressive Growth Allocation Fund.................................64

Statements of Assets & Liabilites.............................................65

Statements of Operations......................................................70

Statements of Changes in Net Assets...........................................75

Notes to Financial Statements.................................................83

Financial Highlights..........................................................95

Independent Auditors' Report.................................................110

                           LETTER TO OUR SHAREHOLDERS


February 28, 2002


Dear Shareholder:

It is our pleasure to provide you with the 2001 Annual Report for the Accessor Funds. It explains in detail how your investments performed last year and covers several important issues, including fees and portfolio management. We would like to take this opportunity to thank you for your investment in the Funds and to discuss what makes the Accessor Funds special.

     The Accessor Funds have 15 funds, consisting of 9 style-pure asset class funds and 6 Allocation Funds that use the 9 asset class funds to create 6 all-in-one solutions for a range of risk and potential return alternatives. With three domestic equity, one international equity, four fixed-income, and a money market investment option within the 9 asset class Accessor Funds, shareholders have a wide range of risk and potential return alternatives to structure an investment solution designed to meet their specific needs. These funds are designed as a solution for investors who use a number of funds to meet their investment goals, and who create a customized portfolio that they monitor and change over time. Our nine Funds offer more than just a broad spectrum of equity and fixed-income investment choices. We believe that they also offer a better way of managing mutual fund assets.

     * Each of the Funds, except the U.S. Government Money Fund, is run by an external money manager specializing in their respective Fund's asset class.

     * Each money manager is governed by strict investment mandates to run their Fund in a style-pure fashion. For example, this means the Growth Fund should invest primarily in growth stocks, and so on. The mandate helps to ensure that shareholders invest in their intended asset class.

     * After five calendar quarters, money managers are paid partially on a performance fee basis. The performance component of the fee is based on the money manager's performance compared to an unmanaged index of securities with similar risk and investment characteristics.

     We believe using asset class specialists, providing pure fund mandates and compensating with performance incentive fees offer the best chance for above-average performance.

     The Accessor ALLOCATION Funds, on the other hand, are designed as a solution for investors who invest a smaller sum of money, or who invest small amounts at regular intervals. For these investors, it can be difficult to achieve the desired blend across all types of funds due to time constraints, investment minimums, transactions costs, accounting and tax reporting burdens or a combination of the above. In addition, as different asset classes move in and out of favor, investors are hard pressed to keep their plan in line. Investors need to re-allocate every so often due to changes in the market as well as each time new money is invested. Each re-allocation can be a burden to implement. Finally comes the issue of performance measurement. It is vital for investors to know their return and the risk they are taking to earn that return. Managing a portfolio comprised of a number of individual investments, each with cash flows in and out, distributions and fluctuating value, can be quite complicated and time consuming. Measuring the return and risk of such a portfolio compounds the problem significantly.


                                   ACCESSOR 1

                           LETTER TO OUR SHAREHOLDERS


     The Accessor ALLOCATION Funds provide solutions to many of these problems. Each Accessor Allocation Fund is a "fund of funds" which is a mutual fund that invests its assets in other mutual funds. Each of the Accessor Allocation Funds packages some or all of the nine Accessor Funds into one investment vehicle providing investors with the ability to seek a return consistent with their risk tolerance in a single investment. Other benefits include:

     * Investors can meet the minimum required investment much easier with a fund of funds than with the individual funds.

     * The time allocated to make such investments, maintain accounting records and conduct transactions may also fall dramatically since the number of investments is reduced to one.

     * As investors add or remove money from their account, only one transaction is required, and that transaction will not change the underlying allocation and therefore cannot change the investor's targeted risk.

     * As assets change in value, re-allocation to the desired goal is accomplished for the investor with possibly a much lower tax burden, and almost no reporting burden. As an added benefit, the allocation is managed professionally, with a layer of money management that would otherwise be lost.

     * As for performance measurement, the Accessor Allocation Funds have daily public pricing and Accessor calculates returns every month. Ratings, like those provided by Morningstar, will be available once the Allocation Funds have sufficient history.

     We are pleased with the broad acceptance the Accessor Allocation Funds have received and that they have completed their first year of investment performance.

     For a complete description of fee structure, manager, money managers, and the Funds' respective indices, please refer to the Prospectuses and Statement of Additional Information of Accessor Funds. If you have any questions about this report, please call our Shareholder Services Department at (800) 759-3504. We are happy to help you.

     In closing, on behalf of everyone at Accessor, I'd like to thank you again for your confidence in us. We take the responsibility of managing your money very seriously. While past performance cannot assure similar results in the future, we continue to work toward delivering style-pure funds that offer superior performance at below-average risk.

Sincerely yours,

/s/ Ravindra Deo

Ravindra Deo
Treasurer


                                   ACCESSOR 2

                                  GROWTH FUND

     The Growth Fund ("Fund") is designed to have risk characteristics similar to its benchmark, the S&P 500/BARRA Growth Index ("Index"). The money manager of the Fund is Chicago Equity Partners.

     Chicago Equity Partners attempts to add value over the benchmark through a disciplined process by investing in the stocks that it believes have the greatest chance of outperforming their peers within an industry sector. Chicago Equity Partners does not shift the Fund's assets from sector to sector, rather, the sector weights are intended to be in-line with the benchmark. Added-value is expected to be primarily derived from Chicago Equity Partner's computer model, which ranks stocks from most attractive to least attractive. The bulk of the Fund's assets are usually invested in what Chicago Equity Partners believes are the most attractive stocks.

     During the fourth quarter, the U.S. equity market continued its cyclical recovery from the September 21 stock market bottom. While trailing value stocks most of the year, growth stocks had a strong rebound in the fourth quarter. The fourth quarter rally was led by economically sensitive stocks, specifically the technology sector, on hopes of an economic recovery. Equity markets received help from the Federal Reserve Board as it lowered lending rates 11 times for a total of 4.75% in 2001; however, it wasn't until late in the year that the cuts started to take hold. The year 2001 was a very unusual year in many ways. Historically speaking, one of the best indicators for positive performance in growth stocks is positive earnings estimate revisions. In 2001, only during the middle months of April through September did the market reward stocks that were growing their earnings. At the start and end of the year, it was oddly the stocks with high valuations and poor earnings revisions that performed well. The Fund's underperformance can be attributed to these time periods. For the year, the underperformance can also be attributed to stock selection in Technology, Health Care and Consumer Discretionary sectors while stock selection in the Consumer Staples and Financials sectors posted positive returns.

                              PERFORMANCE SUMMARY

PERFORMANCE DATA QUOTED IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. PERFORMANCE IN THE GRAPH IS FOR THE ADVISOR CLASS SHARES ONLY. INVESTOR CLASS SHARES HAVE HIGHER EXPENSES WHICH WILL CAUSE PERFORMANCE TO BE LOWER THAN ADVISOR CLASS SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS, AND THE RETURNS PRESENTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.


                    GROWTH OF $10,000 - ADVISOR CLASS SHARES

                                 GROWTH FUND VS.
                      UNMANAGED S&P 500/BARRA GROWTH INDEX

                            8/31/92 THROUGH 12/31/01

                               [PLOT POINTS CHART]

          DATE        10,000 IN FUND  10,000 IN INDEX
          ----        --------------  ---------------
       31-Aug-92          10,000        10,000
       30-Sep-92          10,089        10,118
       30-Oct-92          10,345        10,270
       30-Nov-92          10,933        10,679
       31-Dec-92          10,892        10,763
       29-Jan-93          11,017        10,633
       26-Feb-93          10,909        10,547
       31-Mar-93          11,446        10,695
       30-Apr-93          11,087        10,202
       28-May-93          11,438        10,565
       30-Jun-93          11,378        10,475
       31-Jul-93          11,114        10,259
       31-Aug-93          11,701        10,634
       30-Sep-93          11,726        10,471
       29-Oct-93          12,179        10,861
       30-Nov-93          12,222        10,853
       31-Dec-93          12,440        10,929
       31-Jan-94          12,615        11,163
       28-Feb-94          12,413        10,963
       31-Mar-94          11,969        10,456
       30-Apr-94          12,039        10,504
       31-May-94          12,259        10,675
       30-Jun-94          12,059        10,447
       29-Jul-94          12,342        10,781
       31-Aug-94          12,996        11,356
       30-Sep-94          12,810        11,194
       31-Oct-94          12,996        11,455
       30-Nov-94          12,659        11,079
       31-Dec-94          12,936        11,271
       31-Jan-95          13,233        11,550
       28-Feb-95          13,710        12,001
       31-Mar-95          14,118        12,376
       28-Apr-95          14,650        12,698
       31-May-95          15,281        13,153
       30-Jun-95          15,747        13,656
       31-Jul-95          16,273        14,092
       31-Aug-95          16,137        14,046
       29-Sep-95          16,710        14,739
       31-Oct-95          16,937        14,857
       30-Nov-95          17,410        15,392
       29-Dec-95          17,375        15,566
       31-Jan-96          18,051        16,161
       29-Feb-96          18,388        16,308
       29-Mar-96          18,283        16,241
       30-Apr-96          18,709        16,556
       31-May-96          18,981        17,165
       28-Jun-96          19,053        17,379
       31-Jul-96          18,123        16,578
       30-Aug-96          18,509        16,823
       30-Sep-96          19,557        17,991
       31-Oct-96          20,063        18,381
       29-Nov-96          21,512        19,754
       31-Dec-96          20,821        19,298
       31-Jan-97          22,304        20,809
       28-Feb-97          22,431        20,984
       31-Mar-97          21,419        19,987
       30-Apr-97          22,938        21,600
       30-May-97          24,275        22,881
       30-Jun-97          25,557        24,041
       31-Jul-97          27,497        25,945
       29-Aug-97          25,751        24,220
       30-Sep-97          27,051        25,455
       31-Oct-97          26,142        24,689
       28-Nov-97          27,554        26,028
       31-Dec-97          27,741        26,348
       30-Jan-98          28,732        27,234
       27-Feb-98          30,815        29,126
       31-Mar-98          32,201        30,633
       30-Apr-98          32,150        30,889
       29-May-98          31,777        30,270
       30-Jun-98          34,297        32,427
       31-Jul-98          34,256        32,408
       31-Aug-98          29,573        28,192
       30-Sep-98          31,871        30,078
       30-Oct-98          34,188        32,600
       30-Nov-98          36,687        34,809
       30-Dec-98          40,682        37,456
       31-Jan-99          43,668        39,744
       28-Feb-99          41,838        38,186
       31-Mar-99          44,386        40,035
       30-Apr-99          43,849        39,958
       31-May-99          42,034        38,793
       30-Jun-99          44,703        41,571
       31-Jul-99          43,116        40,255
       31-Aug-99          43,073        40,814
       30-Sep-99          42,293        40,119
       31-Oct-99          45,376        42,893
       30-Nov-99          46,847        44,728
       31-Dec-99          51,199        48,039
       31-Jan-00          47,712        44,839
       29-Feb-00          48,995        45,780
       31-Mar-00          52,920        50,014
       30-Apr-00          50,279        47,538
       31-May-00          47,956        45,600
       30-Jun-00          51,918        49,280
       31-Jul-00          50,152        47,087
       31-Aug-00          53,192        49,814
       30-Sep-00          48,064        44,952
       31-Oct-00          46,223        43,782
       30-Nov-00          40,690        39,128
       31-Dec-00          39,128        37,434
       31-Jan-01          39,711        38,501
       28-Feb-01          35,053        33,977
       31-Mar-01          31,796        30,915
       30-Apr-01          34,572        33,678
       31-May-01          34,617        33,757
       29-Jun-01          34,122        33,300
       31-Jul-01          33,788        33,212
       31-Aug-01          31,639        30,982
       28-Sep-01          29,639        28,903
       31-Oct-01          30,602        29,966
       30-Nov-01          33,072        32,620
       31-Dec-01          33,145        32,667


                   ADVISOR CLASS HISTORICAL RATE OF RETURN(1)
                             PERIODS ENDED 12/31/01

                     ONE YEAR........................-15.30%
                     FIVE YEARS........................9.74%
                     SINCE INCEPTION(2)...............13.78%


                   INVESTOR CLASS HISTORICAL RATE OF RETURN(1)
                             PERIODS ENDED 12/31/01

                     ONE YEAR........................-15.73%
                     SINCE INCEPTION(3)...............-1.80%


(1) Annualized.
(2) Since inception rate of return assumes initial investment on August 24, 1992. Comparison with the S&P 500/BARRA Growth Index assumes initial investment on August 31, 1992.
(3) The inception date of the Investor Class is July 1, 1998.


                                   ACCESSOR 3

                                   VALUE FUND

     The Value Fund ("Fund") is designed to have risk characteristics similar to its benchmark, the S&P 500/BARRA Value Index ("Index"). Wellington Management Company LLP (Wellington Management) assumed management of the Fund on January 10, 2001 from Martingale Asset Management L.P.

     Wellington Management's philosophy is firmly rooted in the belief that the best way to identify winning companies is through intensive, fundamental, company research. Wellington Management's basic strategy is to invest in undervalued stocks to generate extra return rather than utilizing market timing or sector rotation. To accomplish this it divides the Fund's portfolio into well-defined global industries and delegates the recommendation of equities to 39 global industry analyst specialists who apply various techniques to develop earnings forecasts and investment ratings for each covered stock in their industry. In addition, a team of quantitative analysts independently provides its own recommendations. The Portfolio Manager attempts to invest in stocks favored by both the specialists and the quantitative analysts and oversees the portfolio construction process, closely monitoring it to ensure the Fund remains true to its large-cap value mandate.

     Equity markets recovered nicely from the shock of September 11 during the fourth quarter. Trending downward most of the year on the dual threats of recession and terrorism, positive news on both fronts saw a substantial recovery occur during the fourth quarter. Having been one of the worst-performers since 2000's correction, the Technology sector led the market's rebound. Cyclical stocks also rose markedly from the sharp sell-off in September, as attractive valuations and economic data points suggesting a bottoming of the recession pushed shares higher. The Energy sector trailed the overall market, as the price of oil hit a two-year low in November due to the initial inability of OPEC to curtail supply. Upon assuming management of the Fund in January, Wellington Management quickly brought the Fund's portfolio in-line with its investment style. The Fund benefited and had a strong year versus the Index. Stock selection is expected to be the primary driver of returns for the Fund, and the Fund met that expectation in 2001. Over the course of the year, stocks held by the Fund within Energy and Technology sectors did well, even though those sectors did poorly overall. ChevronTexaco, Tosco, and SCI Systems were some of the Fund's best investments in 2001. On the downside the Fund underperformed in the Telecommunications and Industrials sectors, with the airlines Delta and Continental fairing poorly.

                              PERFORMANCE SUMMARY

PERFORMANCE DATA QUOTED IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. PERFORMANCE IN THE GRAPH IS FOR THE ADVISOR CLASS SHARES ONLY. INVESTOR CLASS SHARES HAVE HIGHER EXPENSES WHICH WILL CAUSE PERFORMANCE TO BE LOWER THAN ADVISOR CLASS SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS, AND THE RETURNS PRESENTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.


                    GROWTH OF $10,000 - ADVISOR CLASS SHARES

                                 VALUE FUND VS.
                       UNMANAGED S&P 500/BARRA VALUE INDEX

                            8/31/92 THROUGH 12/31/01

                               [PLOT POINTS CHART]

         DATE     10,000 IN FUND  10,000 IN INDEX
         ----     --------------  ---------------
       31-Aug-92       10,000        10,000
       30-Sep-92       10,056        10,110
       30-Oct-92        9,973        10,027
       30-Nov-92       10,331        10,300
       31-Dec-92       10,539        10,493
       29-Jan-93       10,841        10,775
       26-Feb-93       11,176        11,146
       31-Mar-93       11,462        11,454
       30-Apr-93       11,318        11,408
       28-May-93       11,503        11,621
       30-Jun-93       11,645        11,775
       31-Jul-93       11,730        11,921
       31-Aug-93       12,120        12,388
       30-Sep-93       12,044        12,383
       29-Oct-93       12,146        12,450
       30-Nov-93       11,942        12,227
       31-Dec-93       12,087        12,435
       31-Jan-94       12,577        13,014
       28-Feb-94       12,163        12,543
       31-Mar-94       11,739        12,028
       30-Apr-94       11,828        12,282
       31-May-94       11,918        12,485
       30-Jun-94       11,654        12,140
       29-Jul-94       11,970        12,550
       31-Aug-94       12,285        12,905
       30-Sep-94       11,920        12,451
       31-Oct-94       12,137        12,722
       30-Nov-94       11,702        12,207
       31-Dec-94       11,850        12,357
       31-Jan-95       12,123        12,692
       28-Feb-95       12,597        13,184
       31-Mar-95       12,928        13,547
       28-Apr-95       13,304        13,993
       31-May-95       13,963        14,615
       30-Jun-95       13,995        14,726
       31-Jul-95       14,382        15,235
       31-Aug-95       14,557        15,364
       29-Sep-95       14,958        15,899
       31-Oct-95       14,866        15,651
       30-Nov-95       15,542        16,471
       29-Dec-95       15,791        16,927
       31-Jan-96       16,256        17,433
       29-Feb-96       16,455        17,597
       29-Mar-96       16,758        18,009
       30-Apr-96       17,017        18,191
       31-May-96       17,247        18,465
       28-Jun-96       17,142        18,376
       31-Jul-96       16,437        17,601
       30-Aug-96       17,029        18,086
       30-Sep-96       17,760        18,861
       31-Oct-96       18,466        19,500
       29-Nov-96       19,922        20,992
       31-Dec-96       19,571        20,650
       31-Jan-97       20,630        21,599
       28-Feb-97       20,751        21,757
       31-Mar-97       19,847        21,013
       30-Apr-97       20,809        21,801
       30-May-97       22,160        23,168
       30-Jun-97       22,920        24,053
       31-Jul-97       25,040        25,977
       29-Aug-97       24,106        24,803
       30-Sep-97       25,673        26,256
       31-Oct-97       24,777        25,290
       28-Nov-97       25,493        26,254
       31-Dec-97       26,018        26,837
       30-Jan-98       25,844        26,506
       27-Feb-98       27,699        28,494
       31-Mar-98       29,392        29,938
       30-Apr-98       29,630        30,292
       29-May-98       29,230        29,866
       30-Jun-98       29,130        30,093
       31-Jul-98       28,195        29,439
       31-Aug-98       23,588        24,705
       30-Sep-98       24,690        26,206
       30-Oct-98       26,961        28,259
       30-Nov-98       28,320        29,731
       30-Dec-98       29,371        30,775
       31-Jan-99       29,665        31,397
       28-Feb-99       28,798        30,721
       31-Mar-99       29,510        31,652
       30-Apr-99       32,121        34,381
       31-May-99       31,871        33,773
       30-Jun-99       33,349        35,070
       31-Jul-99       31,935        33,992
       31-Aug-99       30,760        33,131
       30-Sep-99       29,321        31,834
       31-Oct-99       31,062        33,631
       30-Nov-99       30,655        33,434
       31-Dec-99       31,391        34,690
       31-Jan-00       29,891        33,587
       29-Feb-00       27,813        31,488
       31-Mar-00       31,048        34,771
       30-Apr-00       31,126        34,539
       31-May-00       31,126        34,647
       30-Jun-00       29,467        33,278
       31-Jul-00       29,929        33,944
       31-Aug-00       32,521        36,219
       30-Sep-00       32,287        36,211
       31-Oct-00       32,781        36,887
       30-Nov-00       30,909        34,999
       31-Dec-00       32,142        36,800
       31-Jan-01       33,733        38,354
       28-Feb-01       32,016        35,812
       31-Mar-01       31,088        34,398
       30-Apr-01       33,009        36,732
       31-May-01       33,290        37,116
       29-Jun-01       32,311        35,914
       31-Jul-01       31,662        35,293
       31-Aug-01       29,879        33,253
       28-Sep-01       27,166        30,094
       31-Oct-01       27,264        30,094
       30-Nov-01       28,741        32,004
       31-Dec-01       29,092        32,491


                   ADVISOR CLASS HISTORICAL RATE OF RETURN(1)
                             PERIODS ENDED 12/31/01

                     ONE YEAR.........................-9.48%
                     FIVE YEARS........................8.25%
                     SINCE INCEPTION(2)...............12.15%


                   INVESTOR CLASS HISTORICAL RATE OF RETURN(1)
                             PERIODS ENDED 12/31/01

                     ONE YEAR.........................-9.94%
                     SINCE INCEPTION(3)...............-1.01%

(1) Annualized.
(2) Since inception rate of return assumes initial investment on August 24, 1992. Comparison with the S&P 500/BARRA Value Index assumes initial investment on August 31, 1992.
(3) The inception date of the Investor Class is July 1, 1998.


                                   ACCESSOR 4

                             SMALL TO MID CAP FUND

     The Small to Mid Cap Fund ("Fund") is designed to have risk characteristics similar to the overall small- to mid-cap marketplace, as defined by its benchmark, the Wilshire 4500 Index ("Index"). In September 1995, the investment objective of the Fund was changed by a vote of the shareholders to include mid-cap stocks. The performance for periods prior to October 1995 shows performance of the Fund before the restatement of the investment objective. The BARRA Institutional Small Index was used and is provided in the first graph only for comparative depiction of the prior period. Since September 1995, the money manager of the Fund was Symphony Asset Management L.L.C. ("Symphony") through May 31, 2001. As of June 1, 2001, SSgA Funds Management Inc. ("SSgA FM"), one of the companies of State Street Global Advisors, assumed management of the Fund.

     SSgA FM uses sophisticated quantitative tools to select stocks and construct funds. SSgA FM believes that market inefficiencies exist which can be exploited through systematic, quantitatively-based investment processes. The sophisticated ranking system utilizes multiple factors to evaluate and rank thousands of small-to mid-sized stocks and dozens of industries in order of attractiveness. In addition, a sector model ranks the attractiveness of the economic industries. The portfolio is then constructed of the stocks ranked highest by this system and is intended to be style, size and beta neutral to the benchmark, with its performance being driven primarily by these stock and industry selections.

     Although negative news seemed to dominate headlines in 2001, the year closed with very strong results for the small to mid cap market. Throughout most of the year the value-oriented small and mid cap stocks were one of the few bright spots in an otherwise gloomy equity market. The growth side of the small/mid market fared poorly during this time span, and immediately after September 11, stocks were down virtually across the board. Two things changed in the fourth quarter, however, to lead the strong returns in the small/mid market. First, a string of successes on the war against terrorism cheered markets in the closing weeks of the year. More importantly, many people believed the bottom of the recession, which officially started in March, was near. Historically, small and mid cap stocks perform quite well coming out of recessions. Since the transition to SSgA FM in June 2001, the Fund essentially performed in line with its benchmark Index for the remainder of the year. The bulk of the Fund's underperformance in 2001 occurred on Symphony's watch. Attribution analysis indicates that one month, October, was primarily responsible for SSgA FM's underperformance. During October, an early "January Effect" occurred. Many tax-sensitive investors sold out of their worst-performing stocks immediately after September 11 to lock-in tax losses. In October many of those beaten down stocks were repurchased. The Fund typically does not hold the highly volatile stocks usually associated with the January Effect, and consequently did not fully participate in the October rally.


                                   ACCESSOR 5

                              PERFORMANCE SUMMARY

PERFORMANCE DATA QUOTED IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. PERFORMANCE IN THE GRAPH IS FOR THE ADVISOR CLASS SHARES ONLY. INVESTOR CLASS SHARES HAVE HIGHER EXPENSES WHICH WILL CAUSE PERFORMANCE TO BE LOWER THAN ADVISOR CLASS SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS, AND THE RETURNS PRESENTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.


                    GROWTH OF $10,000 - ADVISOR CLASS SHARES

                               SMALL CAP FUND VS.
                   UNMANAGED BARRA INSTITUTIONAL SMALL INDEX

                            8/31/92 THROUGH 9/30/95

                              [PLOT POINTS CHART]

       DATE      10,000 IN FUND  10,000 IN INDEX
       ----      --------------  ---------------
     31-Aug-92        10,000         10,000
     30-Sep-92        10,096         10,196
     30-Oct-92        10,408         10,458
     30-Nov-92        11,091         11,208
     31-Dec-92        11,452         11,597
     29-Jan-93        11,765         11,967
     26-Feb-93        11,587         11,785
     31-Mar-93        11,986         12,204
     30-Apr-93        11,538         11,781
     28-May-93        11,960         12,179
     30-Jun-93        12,027         12,269
     30-Jul-93        12,171         12,488
     31-Aug-93        12,620         13,046
     30-Sep-93        12,842         13,394
     29-Oct-93        13,037         13,787
     30-Nov-93        12,664         13,308
     31-Dec-93        13,101         13,722
     31-Jan-94        13,499         14,077
     28-Feb-94        13,304         13,949
     31-Mar-94        12,630         13,200
     29-Apr-94        12,692         13,165
     31-May-94        12,452         13,059
     30-Jun-94        12,113         12,734
     29-Jul-94        12,300         12,984
     31-Aug-94        12,957         13,676
     30-Sep-94        12,904         13,676
     31-Oct-94        12,877         13,625
     30-Nov-94        12,335         13,107
     30-Dec-94        12,568         13,320
     31-Jan-95        12,505         13,278
     28-Feb-95        12,880         13,808
     31-Mar-95        13,124         14,101
     28-Apr-95        13,401         14,382
     31-May-95        13,615         14,632
     30-Jun-95        14,319         15,453
     31-Jul-95        15,314         16,428
     31-Aug-95        15,538         16,815
     29-Sep-95        15,916         17,227


                    GROWTH OF $10,000 - ADVISOR CLASS SHARES

                            SMALL TO MID CAP FUND VS.
                  UNMANAGED SMALL TO MID CAP COMPOSITE INDEX(2)

                            8/31/92 THROUGH 12/31/01

                              [PLOT POINTS CHART]

       DATE      10,000 IN FUND  10,000 IN INDEX
       ----      --------------  ---------------
     31-Aug-92        10,000         10,000
     30-Sep-92        10,096         10,196
     30-Oct-92        10,408         10,458
     30-Nov-92        11,091         11,208
     31-Dec-92        11,452         11,597
     29-Jan-93        11,765         11,967
     26-Feb-93        11,587         11,785
     31-Mar-93        11,986         12,204
     30-Apr-93        11,538         11,781
     28-May-93        11,960         12,179
     30-Jun-93        12,027         12,269
     30-Jul-93        12,171         12,488
     31-Aug-93        12,620         13,046
     30-Sep-93        12,842         13,394
     29-Oct-93        13,037         13,787
     30-Nov-93        12,664         13,308
     31-Dec-93        13,101         13,722
     31-Jan-94        13,499         14,077
     28-Feb-94        13,304         13,949
     31-Mar-94        12,630         13,200
     29-Apr-94        12,692         13,165
     31-May-94        12,452         13,059
     30-Jun-94        12,113         12,734
     29-Jul-94        12,300         12,984
     31-Aug-94        12,957         13,676
     30-Sep-94        12,904         13,676
     31-Oct-94        12,877         13,625
     30-Nov-94        12,335         13,107
     30-Dec-94        12,568         13,320
     31-Jan-95        12,505         13,278
     28-Feb-95        12,880         13,808
     31-Mar-95        13,124         14,101
     28-Apr-95        13,401         14,382
     31-May-95        13,615         14,632
     30-Jun-95        14,319         15,453
     31-Jul-95        15,314         16,428
     31-Aug-95        15,538         16,815
     29-Sep-95        15,916         17,227
     31-Oct-95        15,386         16,766
     30-Nov-95        16,131         17,478
     29-Dec-95        16,586         17,698
     31-Jan-96        16,520         17,880
     29-Feb-96        17,207         18,462
     29-Mar-96        17,439         18,744
     30-Apr-96        18,259         19,616
     31-May-96        18,673         20,234
     28-Jun-96        18,270         19,599
     31-Jul-96        17,170         18,127
     30-Aug-96        18,435         19,106
     30-Sep-96        19,442         20,017
     31-Oct-96        19,529         19,721
     29-Nov-96        20,524         20,554
     31-Dec-96        20,706         20,739
     31-Jan-97        21,267         21,409
     28-Feb-97        20,685         20,956
     31-Mar-97        19,851         19,861
     30-Apr-97        20,611         19,910
     30-May-97        22,440         21,892
     30-Jun-97        23,382         22,929
     31-Jul-97        25,531         24,508
     31-Aug-97        25,753         24,730
     30-Sep-97        28,094         26,444
     31-Oct-97        26,967         25,437
     28-Nov-97        27,412         25,444
     31-Dec-97        28,193         26,067
     30-Jan-98        28,298         25,694
     27-Feb-98        30,805         27,659
     31-Mar-98        32,342         29,090
     30-Apr-98        32,937         29,458
     29-May-98        31,425         28,082
     30-Jun-98        32,321         28,519
     31-Jul-98        30,033         26,904
     31-Aug-98        24,807         21,691
     30-Sep-98        26,323         23,256
     30-Oct-98        27,133         24,578
     30-Nov-98        29,063         26,107
     30-Dec-98        32,701         28,317
     31-Jan-99        32,077         28,771
     28-Feb-99        30,367         27,206
     31-Mar-99        31,673         28,268
     30-Apr-99        33,855         30,522
     31-May-99        33,618         30,257
     30-Jun-99        35,447         31,529
     31-Jul-99        34,788         30,575
     31-Aug-99        34,047         29,814
     30-Sep-99        34,479         29,583
     31-Oct-99        36,355         31,096
     30-Nov-99        38,314         33,719
     31-Dec-99        41,609         38,366
     31-Jan-00        39,741         37,907
     29-Feb-00        45,301         43,804
     31-Mar-00        44,191         42,183
     30-Apr-00        39,772         37,108
     31-May-00        36,610         34,370
     30-Jun-00        40,556         38,498
     31-Jul-00        39,194         37,404
     31-Aug-00        42,462         41,578
     30-Sep-00        40,802         39,886
     31-Oct-00        37,962         36,628
     30-Nov-00        31,672         30,394
     31-Dec-00        34,022         32,317
     31-Jan-01        34,226         34,076
     28-Feb-01        30,342         29,935
     31-Mar-01        27,614         27,187
     30-Apr-01        30,530         30,064
     31-May-01        30,802         30,775
     29-Jun-01        31,125         31,024
     31-Jul-01        29,914         29,581
     31-Aug-01        28,416         28,144
     28-Sep-01        25,006         24,524
     31-Oct-01        25,756         25,809
     30-Nov-01        27,579         27,815
     31-Dec-01        29,234         29,306


                    GROWTH OF $10,000 - ADVISOR CLASS SHARES

                            SMALL TO MID CAP FUND VS.
                          UNMANAGED WILSHIRE 4500 INDEX

                            9/30/95 THROUGH 12/31/01

                              [PLOT POINTS CHART]

       DATE      10,000 IN FUND  10,000 IN INDEX
       ----      --------------  ---------------
     29-Sep-95        10,000         10,000
     31-Oct-95         9,667          9,732
     30-Nov-95        10,135         10,145
     29-Dec-95        10,421         10,273
     31-Jan-96        10,379         10,379
     29-Feb-96        10,811         10,716
     29-Mar-96        10,957         10,880
     30-Apr-96        11,472         11,386
     31-May-96        11,732         11,745
     28-Jun-96        11,479         11,377
     31-Jul-96        10,788         10,522
     30-Aug-96        11,583         11,091
     30-Sep-96        12,215         11,619
     31-Oct-96        12,270         11,448
     29-Nov-96        12,895         11,931
     31-Dec-96        13,010         12,039
     31-Jan-97        13,362         12,427
     28-Feb-97        12,996         12,165
     31-Mar-97        12,472         11,529
     30-Apr-97        12,950         11,557
     30-May-97        14,099         12,707
     30-Jun-97        14,691         13,310
     31-Jul-97        16,041         14,226
     31-Aug-97        16,181         14,355
     30-Sep-97        17,651         15,350
     31-Oct-97        16,944         14,765
     28-Nov-97        17,223         14,770
     31-Dec-97        17,714         15,131
     30-Jan-98        17,780         14,915
     27-Feb-98        19,355         16,055
     31-Mar-98        20,321         16,886
     30-Apr-98        20,695         17,100
     29-May-98        19,745         16,301
     30-Jun-98        20,307         16,555
     31-Jul-98        18,870         15,617
     31-Aug-98        15,586         12,591
     30-Sep-98        16,539         13,500
     30-Oct-98        17,048         14,267
     30-Nov-98        18,260         15,154
     30-Dec-98        20,546         16,437
     31-Jan-99        20,154         16,701
     28-Feb-99        19,080         15,792
     31-Mar-99        19,900         16,409
     30-Apr-99        21,271         17,717
     31-May-99        21,122         17,564
     30-Jun-99        22,271         18,302
     31-Jul-99        21,857         17,748
     31-Aug-99        21,392         17,306
     30-Sep-99        21,663         17,172
     31-Oct-99        22,842         18,050
     30-Nov-99        24,073         19,573
     31-Dec-99        26,143         22,270
     31-Jan-00        24,969         22,004
     29-Feb-00        28,462         25,427
     31-Mar-00        27,765         24,486
     30-Apr-00        24,989         21,540
     31-May-00        23,002         19,951
     30-Jun-00        25,482         22,347
     31-Jul-00        24,625         21,712
     31-Aug-00        26,679         24,135
     30-Sep-00        25,636         23,153
     31-Oct-00        23,852         21,261
     30-Nov-00        19,900         17,643
     31-Dec-00        21,376         18,759
     31-Jan-01        21,504         19,780
     28-Feb-01        19,064         17,377
     31-Mar-01        17,350         15,781
     30-Apr-01        19,182         17,451
     31-May-01        19,353         17,864
     29-Jun-01        19,556         18,008
     31-Jul-01        18,795         17,171
     31-Aug-01        17,854         16,337
     28-Sep-01        15,711         14,236
     31-Oct-01        16,182         14,982
     30-Nov-01        17,328         16,146
     31-Dec-01        18,368         17,011


                   ADVISOR CLASS HISTORICAL RATE OF RETURN(1)
                             PERIODS ENDED 12/31/01

            ONE YEAR.........................................-14.13%
            FIVE YEARS.........................................7.13%
            SINCE INCEPTION(3)................................12.01%


                   INVESTOR CLASS HISTORICAL RATE OF RETURN(1)
                             PERIODS ENDED 12/31/01

            ONE YEAR.........................................-14.59%
            SINCE INCEPTION(4)................................-2.66%


(1) Annualized.
(2) The Small to Mid Cap Composite Index is a hypothetical index constructed by Accessor Capital, which combines the BARRA Institutional Small Index and the Wilshire 4500 Index. The Composite is intended to provide a benchmark for comparison that reflects the different investment policies that the Fund followed in the past. In August 1995, shareholders approved changes to the Fund's investment policies to change the Fund from a small capitalization fund to a small to medium capitalization fund, effective September 15, 1995. Accordingly, prior to October, 1995, the BARRA Index is used. Starting October 1995, the Wilshire Index is used.
(3) Since inception rate of return assumes initial investment on August 24, 1992. Comparison with BARRA Institutional Small Index assumes initial investment on August 31, 1992 and through the period ended September 30, 1995. Beginning in October 1995, the Wilshire 4500 Index is used as the Fund's benchmark.
(4) The inception date of the Investor Class is June 24, 1998.


                                   ACCESSOR 6

                           INTERNATIONAL EQUITY FUND

     The International Equity Fund ("Fund") is designed to have risk characteristics similar to its benchmark, the Morgan Stanley Capital International ("MSCI") EAFE(R)+EMF Index ("Index"). Performance for periods prior to May 1996 show comparisons with the previous benchmark index, the MSCI EAFE Index. The MSCI EAFE Index is provided in the first graph only for comparative depiction of the prior period. The money manager of the Fund is Nicholas-Applegate Capital Management ("Nicholas-Applegate")*. Nicholas-Applegate seeks to invest in stocks that will outperform their peers over the long run. It attempts to identify these stocks by seeking out the following features: 1) the stock should be exhibiting a positive change; 2) the change should be a sustainable change; and 3) the timing of the purchase should be appropriate.

     News throughout the year was mostly negative, but improved as the year ended, much like the performance of the markets. International markets rallied late in the year alongside those in the U.S. For the first time in a generation, the three drivers of the world economy: the U.S., Japan, and Europe, all found themselves in a recession. Japan's reform-minded prime minister was popular with the masses, but was blocked at nearly every turn by bureaucrats, vested interests, and even members of his own party. European firms that thought themselves immune to an American downturn were surprised to see just how vulnerable their profit margins were to conditions beyond their borders. The events of September 11 cast fear and uncertainty around the globe. However, as the war against terror progressed, other positive signs emerged. European business confidence began to pick up and anticipation for the euro swelled. Japan weakened the yen to help their exporting companies. Finally, investors believed lower oil prices would ease the economic downturn. Under such challenging circumstances, the Fund struggled. The investment process utilized by Nicholas-Applegate favored companies that were undergoing positive, sustainable, fundamental change. While this process usually works well when markets are going up and economies are doing well, it tends to lag when companies are retreating and retrenching, as they have recently. With the economic slowdown affecting nearly every corner of the globe, there were few places where Nicholas-Applegate could successfully implement their philosophy.

*NOTE: The Board of Directors for the Accessor Funds elected to replace Nicholas-Applegate with J.P. Morgan Fleming Asset Management (London), Ltd. ("JPMorgan Fleming") on January 7, 2002. To find out more about JPMorgan Fleming, please contact Accessor Capital Management or visit our website at www.accessor.com.


                                   ACCESSOR 7

                              PERFORMANCE SUMMARY

PERFORMANCE DATA QUOTED IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. PERFORMANCE IN THE GRAPH IS FOR THE ADVISOR CLASS SHARES ONLY. INVESTOR CLASS SHARES HAVE HIGHER EXPENSES WHICH WILL CAUSE PERFORMANCE TO BE LOWER THAN ADVISOR CLASS SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS, AND THE RETURNS PRESENTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.


                    GROWTH OF $10,000 - ADVISOR CLASS SHARES

                          INTERNATIONAL EQUITY FUND VS.
                            UNMANAGED MSCI EAFE INDEX

                            10/31/94 THROUGH 4/30/96

                               [PLOT POINTS CHART]

       DATE       10,000 IN FUND    10,000 IN INDEX
       ----       --------------    ---------------
     31-Oct-94         10,000            10,000
     30-Nov-94          9,491             9,519
     31-Dec-94          9,589             9,579
     31-Jan-95          9,030             9,211
     28-Feb-95          8,998             9,183
     31-Mar-95          9,211             9,755
     28-Apr-95          9,482            10,122
     31-May-95          9,343            10,002
     30-Jun-95          9,293             9,826
     31-Jul-95          9,942            10,438
     31-Aug-95         10,033            10,040
     29-Sep-95         10,221            10,236
     31-Oct-95          9,959             9,960
     30-Nov-95         10,090            10,304
     29-Dec-95         10,320            10,719
     31-Jan-96         10,304            10,763
     29-Feb-96         10,533            10,800
     29-Mar-96         10,886            11,029
     30-Apr-96         11,313            11,350


                    GROWTH OF $10,000 - ADVISOR CLASS SHARES

                          INTERNATIONAL EQUITY FUND VS.
                   UNMANAGED INTERNATIONAL COMPOSITE INDEX(2)

                            10/31/94 THROUGH 12/31/01

                               [PLOT POINTS CHART]

       DATE       10,000 IN FUND     10,000 IN INDEX
       ----       --------------     ---------------
     31-Oct-94         10,000            10,000
     30-Nov-94          9,491             9,519
     31-Dec-94          9,589             9,579
     31-Jan-95          9,030             9,211
     28-Feb-95          8,998             9,183
     31-Mar-95          9,211             9,755
     28-Apr-95          9,482            10,122
     31-May-95          9,343            10,002
     30-Jun-95          9,293             9,826
     31-Jul-95          9,942            10,438
     31-Aug-95         10,033            10,040
     29-Sep-95         10,221            10,236
     31-Oct-95          9,959             9,960
     30-Nov-95         10,090            10,304
     29-Dec-95         10,320            10,719
     31-Jan-96         10,304            10,763
     29-Feb-96         10,533            10,800
     29-Mar-96         10,886            11,029
     30-Apr-96         11,313            11,350
     31-May-96         11,330            11,168
     28-Jun-96         11,519            11,234
     31-Jul-96         10,944            10,861
     30-Aug-96         11,052            10,906
     30-Sep-96         11,207            11,172
     31-Oct-96         11,207            11,027
     29-Nov-96         11,676            11,432
     31-Dec-96         11,742            11,309
     31-Jan-97         11,751            11,065
     28-Feb-97         11,793            11,285
     31-Mar-97         11,878            11,292
     30-Apr-97         11,937            11,378
     30-May-97         12,701            12,070
     30-Jun-97         13,381            12,755
     31-Jul-97         14,178            12,987
     29-Aug-97         13,218            11,969
     30-Sep-97         14,150            12,614
     31-Oct-97         12,891            11,516
     28-Nov-97         12,806            11,386
     31-Dec-97         13,029            11,510
     30-Jan-98         13,442            11,876
     27-Feb-98         14,110            12,660
     31-Mar-98         14,742            13,077
     30-Apr-98         15,199            13,172
     29-May-98         15,339            12,931
     30-Jun-98         15,251            12,904
     31-Jul-98         15,884            13,069
     31-Aug-98         13,714            11,264
     30-Sep-98         13,214            11,004
     30-Oct-98         13,601            12,155
     30-Nov-98         14,295            12,813
     30-Dec-98         15,124            13,264
     31-Jan-99         15,589            13,213
     28-Feb-99         15,061            12,934
     31-Mar-99         15,867            13,568
     30-Apr-99         16,511            14,217
     31-May-99         15,715            13,547
     30-Jun-99         16,751            14,177
     31-Jul-99         17,138            14,519
     31-Aug-99         17,318            14,583
     30-Sep-99         17,300            14,670
     31-Oct-99         17,932            15,200
     30-Nov-99         19,581            15,808
     31-Dec-99         22,527            17,286
     31-Jan-00         20,643            16,309
     29-Feb-00         21,911            16,728
     31-Mar-00         21,911            17,321
     30-Apr-00         20,246            16,338
     31-May-00         19,387            15,917
     30-Jun-00         20,075            16,536
     31-Jul-00         19,296            15,828
     31-Aug-00         19,399            15,961
     30-Sep-00         18,406            15,117
     31-Oct-00         17,345            14,682
     30-Nov-00         16,466            14,056
     31-Dec-00         16,996            14,542
     31-Jan-01         16,736            14,739
     28-Feb-01         15,439            13,627
     31-Mar-01         14,278            12,676
     30-Apr-01         15,079            13,537
     31-May-01         14,684            13,138
     29-Jun-01         14,323            12,633
     31-Jul-01         13,872            12,343
     31-Aug-01         13,410            12,053
     28-Sep-01         12,034            10,767
     31-Oct-01         12,294            11,081
     30-Nov-01         12,508            11,566
     31-Dec-01         12,778            11,713


                    GROWTH OF $10,000 - ADVISOR CLASS SHARES

                          INTERNATIONAL EQUITY FUND VS.
                         UNMANAGED MSCI EAFE + EMF INDEX

                            4/30/96 THROUGH 12/31/01

                               [PLOT POINTS CHART]

       DATE        10,000 IN FUND    10,000 IN INDEX
       ----        --------------    ---------------
     30-Apr-96         10,000            10,000
     31-May-96         10,015             9,840
     28-Jun-96         10,182             9,898
     31-Jul-96          9,674             9,569
     30-Aug-96          9,769             9,609
     30-Sep-96          9,907             9,843
     31-Oct-96          9,907             9,715
     29-Nov-96         10,321            10,073
     31-Dec-96         10,380             9,964
     31-Jan-97         10,387             9,749
     28-Feb-97         10,424             9,943
     31-Mar-97         10,499             9,949
     30-Apr-97         10,552            10,025
     30-May-97         11,227            10,635
     30-Jun-97         11,828            11,238
     31-Jul-97         12,533            11,442
     29-Aug-97         11,684            10,545
     30-Sep-97         12,508            11,114
     31-Oct-97         11,395            10,147
     28-Nov-97         11,320            10,032
     31-Dec-97         11,517            10,141
     30-Jan-98         11,882            10,464
     27-Feb-98         12,472            11,155
     31-Mar-98         13,031            11,522
     30-Apr-98         13,435            11,606
     29-May-98         13,558            11,393
     30-Jun-98         13,481            11,369
     31-Jul-98         14,041            11,515
     31-Aug-98         12,123             9,925
     30-Sep-98         11,680             9,695
     30-Oct-98         12,022            10,710
     30-Nov-98         12,636            11,289
     30-Dec-98         13,368            11,686
     31-Jan-99         13,780            11,642
     28-Feb-99         13,313            11,396
     31-Mar-99         14,025            11,955
     30-Apr-99         14,595            12,526
     31-May-99         13,891            11,936
     30-Jun-99         14,807            12,491
     31-Jul-99         15,149            12,792
     31-Aug-99         15,308            12,848
     30-Sep-99         15,293            12,926
     31-Oct-99         15,851            13,392
     30-Nov-99         17,309            13,928
     31-Dec-99         19,912            15,230
     31-Jan-00         18,248            14,370
     29-Feb-00         19,368            14,739
     31-Mar-00         19,368            15,261
     30-Apr-00         17,896            14,395
     31-May-00         17,137            14,024
     30-Jun-00         17,746            14,569
     31-Jul-00         17,057            13,946
     31-Aug-00         17,147            14,063
     30-Sep-00         16,269            13,319
     31-Oct-00         15,332            12,936
     30-Nov-00         14,555            12,384
     31-Dec-00         15,024            12,813
     31-Jan-01         14,794            12,986
     28-Feb-01         13,647            12,007
     31-Mar-01         12,621            11,169
     30-Apr-01         13,329            11,927
     31-May-01         12,980            11,575
     29-Jun-01         12,661            11,131
     31-Jul-01         12,262            10,875
     31-Aug-01         11,853            10,619
     28-Sep-01         10,637             9,486
     31-Oct-01         10,867             9,763
     30-Nov-01         11,056            10,191
     31-Dec-01         11,295            10,320


                    ADVISOR CLASS HISTORICAL RATE OF RETURN(1)
                             PERIODS ENDED 12/31/01

            ONE YEAR.........................................-24.82%
            FIVE YEARS.........................................1.70%
            SINCE INCEPTION(3).................................3.64%


                    INVESTOR CLASS HISTORICAL RATE OF RETURN(1)
                             PERIODS ENDED 12/31/01

            ONE YEAR.........................................-25.19%
            SINCE INCEPTION(4)................................-6.22%


(1) Annualized.
(2) The International Composite Index is a hypothetical index constructed by Accessor Capital, which combines the MSCI EAFE Index and the MSCI EAFE+EMF Index. The Composite is intended to provide a benchmark for comparison that reflects the different investment policies that the Fund has followed in the past. Prior to May 1996, the Fund did not invest in emerging market securities. Beginning in May 1996, the Fund was permitted to do so. Accordingly, prior to May 1996, the MSCI EAFE Index is used. Starting in May 1996, the MSCI EAFE+EMF Index is used.
(3) Since inception rate of return assumes initial investment on October 3, 1994. Comparison with the MSCI EAFE Index assumes initial investment on October 31, 1994 and through the period ended April 30, 1996. Beginning in May 1996, the MSCI EAFE+EMF Index is used as the Fund's benchmark.
(4) The inception date of the Investor Class is July 6, 1998.


                                   ACCESSOR 8

                              HIGH YIELD BOND FUND

     The High Yield Bond Fund ("Fund") is designed to have risk characteristics similar to its benchmark, the Lehman Brothers U.S. Corporate High Yield Index ("Index").

     Financial Management Advisors, Inc. ("FMA"), the Fund's Money Manager, selects lower-rated, high yield corporate debt securities on a company-by-company basis, emphasizing fundamental research and a long-term investment horizon. Its analysis focuses on the nature of a company's business, its strategy, and the quality of its management. Based on this analysis, FMA looks primarily for companies whose prospects are stable or improving, and whose bonds offer an attractive yield. FMA believes that companies with improving prospects are normally more attractive because they offer better assurance of debt repayment. Such companies are also at times candidates for buy-outs, which usually improve the chance of price appreciation of the debt.

     Although trailing investment-grade bonds, high-yield bonds did post a positive return in 2001, and far outpaced most broad stock indices. It was a choppy year in the high yield asset class. The asset class started the year very well then slumped during the second and third quarters, first on fears of recession and then on terrorism. Finally, the fourth quarter saw a strong rally in the high yield market. Performance was widely divergent across sectors as well. Wireless telecommunication issues bore the brunt of the losses since the technology/telecom bubble burst in March 2000. Following the events of September 11, those industries that looked to have cash flow problems such as airlines, gaming, and hotels/leisure also faced a sell-off. The yield premium of high yield over U.S. Treasuries reached its highest point since the 1990-1991 recession. By year-end some investors were wondering if the market hadn't overreacted to the bad news, and high yield bonds started to rally. The optimists looked for value in companies that they believed to be fundamentally solid and had good yields. A particular area of interest was the large number of so-called "fallen angels", firms that had their debt downgraded from investment grade to non-investment grade. Against this backdrop, the Accessor High Yield Bond did fairly well. For the first three quarters of the year the Fund benefited from its underexposure to the telecom industry. However, two things hurt the Fund as the year closed. First, some of those telecom issues that the Fund avoided earlier in the year started to rally in the fourth quarter. Second, the Fund was overweighted to gaming and leisure, which took a hit following September 11. Those two factors were primarily responsible for bringing the returns of the Fund back in-line with the Index.

                              PERFORMANCE SUMMARY

PERFORMANCE DATA QUOTED IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. PERFORMANCE IN THE GRAPH IS FOR THE ADVISOR CLASS SHARES ONLY. INVESTOR CLASS SHARES HAVE HIGHER EXPENSES WHICH WILL CAUSE PERFORMANCE TO BE LOWER THAN ADVISOR CLASS SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS, AND THE RETURNS PRESENTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.


                    GROWTH OF $10,000 - ADVISOR CLASS SHARES

                       HIGH YIELD BOND FUND VS. UNMANAGED
                   LEHMAN BROTHERS U.S. CORP HIGH YIELD INDEX

                            5/31/00 THROUGH 12/31/01

                               [PLOT POINTS CHART]

        DATE     10,000 IN FUND   10,000 IN INDEX
        ----     --------------   ---------------
     31-May-00       10,000           10,000
     30-Jun-00       10,156           10,204
     31-Jul-00       10,181           10,282
     31-Aug-00       10,299           10,351
     30-Sep-00       10,183           10,261
     31-Oct-00       10,045            9,933
     30-Nov-00        9,595            9,540
     31-Dec-00        9,953            9,724
     31-Jan-01       10,558           10,452
     28-Feb-01       10,636           10,591
     31-Mar-01       10,571           10,341
     30-Apr-01       10,613           10,213
     31-May-01       10,676           10,397
     29-Jun-01       10,416           10,106
     31-Jul-01       10,559           10,254
     31-Aug-01       10,669           10,375
     28-Sep-01       10,027            9,678
     31-Oct-01       10,244            9,917
     30-Nov-01       10,561           10,279
     31-Dec-01       10,469           10,237


                   ADVISOR CLASS HISTORICAL RATE OF RETURN(1)
                             PERIODS ENDED 12/31/01

            ONE YEAR...........................................5.19%
            SINCE INCEPTION(2).................................1.84%


                   INVESTOR CLASS HISTORICAL RATE OF RETURN(1)
                             PERIODS ENDED 12/31/01

            ONE YEAR...........................................4.66%
            SINCE INCEPTION(3).................................1.35%


(1) Annualized.
(2) Since inception rate of return assumes initial investment on May 1, 2000. Comparison with the Lehman Brothers U.S. Corporate High Yield Index assumes initial investment on May 31, 2000.
(3) The inception date of the Investor Class is May 1, 2000.


                                   ACCESSOR 9

                         INTERMEDIATE FIXED-INCOME FUND

     The Intermediate Fixed-Income Fund ("Fund") is designed to have risk characteristics similar to its benchmark, the Lehman Brothers Government/Credit Index ("Index"). Typically the Fund will have a dollar-weighted average duration of not less than three years and not more than ten years. The money manager of the Fund is Cypress Asset Management ("Cypress").

     Cypress has developed a highly disciplined approach to managing fixed-income funds. It intends to tightly control the interest rate risk characteristics of the Fund to match that of the benchmark index and to strive to provide added value mainly through security selection, and by over weighting corporate bonds.

     For the second year in a row, bonds outperformed stocks, only the fourth time on record that bonds have posted back-to-back wins. Two factors were primarily responsible for the strong performance of bonds in 2001. First, many investors sought to escape from the losses and volatility of the stock market. Second, the Federal Reserve Bank cut overnight lending rates 11 times over the course of the year, from 6.50% to 1.75%, thus driving up the prices of existing bonds. Eager to lock-in low rates not seen in decades, corporations issued or refinanced a record amount of debt. Treasury debt underperformed corporate debt in 2001, a reversal of year 2000. During the first part of the year Treasuries underperformed due to the fact that the recession whittled away the rosy predictions of a massive government budget surplus that was so widely touted during the 2000 elections. Secondly, after the September 11 events, it became clear that the U.S. government would need to spend more money on domestic security, military campaigns overseas, and disaster relief for the areas afflicted by terrorism. The Fund's exposure to corporate bonds and government agencies helped, as did its emphasis on high-quality issues. On the downside, certain issues in utilities hurt the Fund's performance.

                              PERFORMANCE SUMMARY

PERFORMANCE DATA QUOTED IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. PERFORMANCE IN THE GRAPH IS FOR THE ADVISOR CLASS SHARES ONLY. INVESTOR CLASS SHARES HAVE HIGHER EXPENSES WHICH WILL CAUSE PERFORMANCE TO BE LOWER THAN ADVISOR CLASS SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS, AND THE RETURNS PRESENTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.


                    GROWTH OF $10,000 - ADVISOR CLASS SHARES

                       INTERMEDIATE FIXED-INCOME FUND VS.
                UNMANAGED LEHMAN BROTHERS GOVERNMENT/CREDIT INDEX

                            6/30/92 THROUGH 12/31/01

                               [PLOT POINTS CHART]

            DATE       10,000 IN FUND  10,000 IN INDEX
            ----       --------------  ---------------
          30-Jun-92        10,000         10,000
          31-Jul-92        10,213         10,228
          31-Aug-92        10,339         10,324
          30-Sep-92        10,483         10,465
          30-Oct-92        10,303         10,316
          30-Nov-92        10,222         10,292
          31-Dec-92        10,371         10,450
          29-Jan-93        10,598         10,665
          26-Feb-93        10,787         10,860
          31-Mar-93        10,840         10,900
          30-Apr-93        10,923         10,986
          28-May-93        10,922         10,971
          30-Jun-93        11,123         11,182
          31-Jul-93        11,163         11,231
          31-Aug-93        11,372         11,449
          30-Sep-93        11,414         11,493
          29-Oct-93        11,449         11,532
          30-Nov-93        11,321         11,434
          31-Dec-93        11,359         11,486
          31-Jan-94        11,507         11,658
          28-Feb-94        11,228         11,404
          31-Mar-94        10,959         11,125
          30-Apr-94        10,856         11,032
          31-May-94        10,831         11,012
          30-Jun-94        10,785         10,987
          29-Jul-94        10,969         11,207
          31-Aug-94        10,965         11,211
          30-Sep-94        10,809         11,042
          31-Oct-94        10,779         11,030
          30-Nov-94        10,728         11,010
          31-Dec-94        10,764         11,083
          31-Jan-95        10,941         11,296
          28-Feb-95        11,171         11,558
          31-Mar-95        11,253         11,635
          28-Apr-95        11,391         11,797
          31-May-95        11,859         12,291
          30-Jun-95        11,942         12,389
          31-Jul-95        11,888         12,341
          31-Aug-95        12,040         12,499
          29-Sep-95        12,169         12,627
          31-Oct-95        12,342         12,812
          30-Nov-95        12,535         13,024
          29-Dec-95        12,730         13,215
          31-Jan-96        12,794         13,297
          29-Feb-96        12,535         13,015
          29-Mar-96        12,439         12,906
          30-Apr-96        12,352         12,817
          31-May-96        12,335         12,795
          28-Jun-96        12,489         12,966
          31-Jul-96        12,508         12,996
          30-Aug-96        12,462         12,965
          30-Sep-96        12,673         13,196
          31-Oct-96        12,943         13,503
          29-Nov-96        13,204         13,752
          31-Dec-96        13,055         13,599
          31-Jan-97        13,055         13,615
          28-Feb-97        13,080         13,641
          31-Mar-97        12,923         13,479
          30-Apr-97        13,108         13,676
          30-May-97        13,206         13,803
          30-Jun-97        13,369         13,968
          31-Jul-97        13,774         14,396
          29-Aug-97        13,615         14,235
          30-Sep-97        13,821         14,458
          31-Oct-97        14,012         14,689
          28-Nov-97        14,027         14,767
          31-Dec-97        14,181         14,922
          30-Jan-98        14,388         15,133
          27-Feb-98        14,331         15,103
          31-Mar-98        14,374         15,149
          30-Apr-98        14,411         15,225
          29-May-98        14,576         15,388
          30-Jun-98        14,713         15,545
          31-Jul-98        14,720         15,557
          31-Aug-98        14,980         15,861
          30-Sep-98        15,334         16,314
          30-Oct-98        15,207         16,199
          30-Nov-98        15,309         16,296
          30-Dec-98        15,370         16,335
          31-Jan-99        15,460         16,451
          28-Feb-99        15,052         16,059
          31-Mar-99        15,110         16,140
          30-Apr-99        15,119         16,180
          31-May-99        14,921         16,013
          30-Jun-99        14,824         15,964
          31-Jul-99        14,794         15,919
          31-Aug-99        14,788         15,906
          30-Sep-99        14,954         16,049
          31-Oct-99        14,955         16,091
          30-Nov-99        14,948         16,081
          31-Dec-99        14,819         15,983
          31-Jan-00        14,760         15,982
          29-Feb-00        14,848         16,182
          31-Mar-00        15,071         16,415
          30-Apr-00        14,975         16,334
          31-May-00        14,873         16,319
          30-Jun-00        15,216         16,652
          31-Jul-00        15,337         16,829
          31-Aug-00        15,568         17,066
          30-Sep-00        15,663         17,131
          31-Oct-00        15,732         17,239
          30-Nov-00        16,022         17,534
          31-Dec-00        16,329         17,879
          31-Jan-01        16,599         18,179
          28-Feb-01        16,858         18,367
          31-Mar-01        16,945         18,451
          30-Apr-01        16,757         18,313
          31-May-01        16,827         18,419
          29-Jun-01        16,922         18,507
          31-Jul-01        17,350         18,968
          31-Aug-01        17,594         19,211
          28-Sep-01        17,723         19,388
          31-Oct-01        18,113         19,880
          30-Nov-01        17,814         19,554
          31-Dec-01        17,638         19,400


                   ADVISOR CLASS HISTORICAL RATE OF RETURN(1)
                             PERIODS ENDED 12/31/01

            ONE YEAR...........................................8.00%
            FIVE YEARS.........................................6.20%
            SINCE INCEPTION(2).................................6.18%


                   INVESTOR CLASS HISTORICAL RATE OF RETURN(1)
                             PERIODS ENDED 12/31/01


            ONE YEAR...........................................7.46%
            SINCE INCEPTION(3).................................4.86%


(1) Annualized.
(2) Since inception rate of return assumes initial investment on June 15, 1992. Comparison with the Lehman Brothers Government/Credit Index assumes initial investment on June 30, 1992.
(3) The inception date of the Investor Class is July 14, 1998.


                                  ACCESSOR 10

                      SHORT-INTERMEDIATE FIXED-INCOME FUND

     The Short-Intermediate Fixed-Income Fund ("Fund") is designed to have risk characteristics similar to its benchmark, the Lehman Brothers Government/Credit 1-5 Year Index ("Index"). Typically, the Fund will have a dollar-weighted average duration of not less than two years and not more than five years. The money manager of the Fund is Cypress Asset Management.

     Cypress has developed a highly disciplined approach to managing fixed-income Funds. It intends to tightly control the interest rate risk characteristics of the Fund to match that of the benchmark index and to strive to provide added value mainly through security selection, and by over weighting corporate bonds.

     In an attempt to drag the economy out of a recession, the Federal Reserve Bank slashed overnight lending rates a drastic 4.75% in the year 2001 in 11 separate rate cuts. Short-term lending rates hit lows not seen since the Kennedy Administration. The value of short-term bonds shot up dramatically, making short/intermediate bonds one of the best-performing broad asset classes in 2001. Interestingly enough, the yields on longer term 10-year and 30-year debt hardly budged by year-end. This was due to the fact that investors view the rock-bottom short-term rates as a temporary monetary policy that will reverse to more historic norms once the recession is over. Also helping short/intermediate term bonds in 2001 was increased demand for stability during the equity bear market and the uncertainty following September 11. For the most part, the Fund benefited from its exposure to high-quality corporate and U.S. agency bonds. On the other hand, poor security selection in utilities and energy was detrimental. Like most bond and equity mutual funds, this Fund was negatively impacted by the bankruptcy of Enron in late 2001. The Fund has a small position in an Enron bond, which hurt the Fund's relative performance for the year.

                              PERFORMANCE SUMMARY

PERFORMANCE DATA QUOTED IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. PERFORMANCE IN THE GRAPH IS FOR THE ADVISOR CLASS SHARES ONLY. INVESTOR CLASS SHARES HAVE HIGHER EXPENSES WHICH WILL CAUSE PERFORMANCE TO BE LOWER THAN ADVISOR CLASS SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS, AND THE RETURNS PRESENTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.


                    GROWTH OF $10,000 - ADVISOR CLASS SHARES

                    SHORT-INTERMEDIATE FIXED-INCOME FUND VS.
                 UNMANAGED LEHMAN BROTHERS GOVT/CREDIT 1-5 YEAR

                            5/31/92 THROUGH 12/31/01

                               [PLOT POINTS CHART]

           DATE       10,000 IN FUND   10,000 IN INDEX
           ----       --------------   ---------------
         29-May-92         10,000          10,000
         30-Jun-92         10,119          10,130
         31-Jul-92         10,265          10,287
         31-Aug-92         10,349          10,388
         30-Sep-92         10,462          10,510
         30-Oct-92         10,362          10,406
         30-Nov-92         10,321          10,373
         31-Dec-92         10,421          10,489
         29-Jan-93         10,555          10,653
         26-Feb-93         10,667          10,781
         31-Mar-93         10,703          10,821
         30-Apr-93         10,781          10,905
         28-May-93         10,749          10,872
         30-Jun-93         10,848          10,991
         31-Jul-93         10,863          11,013
         31-Aug-93         10,965          11,145
         30-Sep-93         10,989          11,182
         29-Oct-93         11,009          11,211
         30-Nov-93         10,971          11,188
         31-Dec-93         11,006          11,234
         31-Jan-94         11,095          11,330
         28-Feb-94         10,977          11,216
         31-Mar-94         10,858          11,104
         30-Apr-94         10,800          11,040
         31-May-94         10,807          11,052
         30-Jun-94         10,825          11,071
         29-Jul-94         10,917          11,195
         31-Aug-94         10,947          11,232
         30-Sep-94         10,880          11,172
         31-Oct-94         10,886          11,186
         30-Nov-94         10,835          11,129
         31-Dec-94         10,849          11,153
         31-Jan-95         11,006          11,324
         28-Feb-95         11,181          11,520
         31-Mar-95         11,237          11,585
         28-Apr-95         11,341          11,707
         31-May-95         11,580          11,978
         30-Jun-95         11,630          12,049
         31-Jul-95         11,648          12,078
         31-Aug-95         11,727          12,164
         29-Sep-95         11,784          12,233
         31-Oct-95         11,883          12,351
         30-Nov-95         11,989          12,482
         29-Dec-95         12,088          12,590
         31-Jan-96         12,186          12,706
         29-Feb-96         12,103          12,620
         29-Mar-96         12,052          12,580
         30-Apr-96         12,030          12,570
         31-May-96         12,031          12,579
         28-Jun-96         12,130          12,690
         31-Jul-96         12,160          12,736
         30-Aug-96         12,181          12,767
         30-Sep-96         12,313          12,909
         31-Oct-96         12,468          13,090
         29-Nov-96         12,578          13,215
         31-Dec-96         12,529          13,181
         31-Jan-97         12,592          13,242
         28-Feb-97         12,600          13,268
         31-Mar-97         12,551          13,226
         30-Apr-97         12,666          13,354
         30-May-97         12,740          13,452
         30-Jun-97         12,837          13,558
         31-Jul-97         13,007          13,758
         29-Aug-97         12,967          13,739
         30-Sep-97         13,091          13,867
         31-Oct-97         13,215          13,992
         28-Nov-97         13,217          14,018
         31-Dec-97         13,320          14,121
         30-Jan-98         13,463          14,284
         27-Feb-98         13,445          14,284
         31-Mar-98         13,483          14,334
         30-Apr-98         13,540          14,405
         29-May-98         13,622          14,493
         30-Jun-98         13,681          14,574
         31-Jul-98         13,742          14,635
         31-Aug-98         13,924          14,840
         30-Sep-98         14,153          15,117
         30-Oct-98         14,180          15,160
         30-Nov-98         14,172          15,148
         30-Dec-98         14,236          15,199
         31-Jan-99         14,305          15,275
         28-Feb-99         14,175          15,145
         31-Mar-99         14,263          15,259
         30-Apr-99         14,294          15,309
         31-May-99         14,214          15,248
         30-Jun-99         14,220          15,291
         31-Jul-99         14,227          15,306
         31-Aug-99         14,266          15,340
         30-Sep-99         14,388          15,462
         31-Oct-99         14,394          15,504
         30-Nov-99         14,431          15,530
         31-Dec-99         14,411          15,518
         31-Jan-00         14,359          15,487
         29-Feb-00         14,329          15,605
         31-Mar-00         14,432          15,720
         30-Apr-00         14,487          15,723
         31-May-00         14,510          15,770
         30-Jun-00         14,725          15,988
         31-Jul-00         14,809          16,102
         31-Aug-00         14,947          16,255
         30-Sep-00         15,110          16,406
         31-Oct-00         15,161          16,476
         30-Nov-00         15,314          16,656
         31-Dec-00         15,496          16,902
         31-Jan-01         15,738          17,159
         28-Feb-01         15,916          17,300
         31-Mar-01         15,992          17,442
         30-Apr-01         15,922          17,462
         31-May-01         16,010          17,565
         29-Jun-01         16,080          17,632
         31-Jul-01         16,337          17,917
         31-Aug-01         16,489          18,062
         28-Sep-01         16,748          18,359
         31-Oct-01         17,281          18,584
         30-Nov-01         17,004          18,471
         31-Dec-01         16,977          18,430


                   ADVISOR CLASS HISTORICAL RATE OF RETURN(1)
                             PERIODS ENDED 12/31/01

            ONE YEAR...........................................6.77%
            FIVE YEARS.........................................5.72%
            SINCE INCEPTION(2).................................5.36%


                   INVESTOR CLASS HISTORICAL RATE OF RETURN(1)
                             PERIODS ENDED 12/31/01

            ONE YEAR...........................................6.15%
            SINCE INCEPTION(3).................................5.01%


(1) Annualized.
(2) Since inception rate of return assumes initial investment on May 18, 1992. Comparison with the Lehman Brothers Government/Credit 1-5 Year Index assumes initial investment on May 31, 1992.
(3) The inception date of the Investor Class is July 14, 1998.


                                  ACCESSOR 11

                            MORTGAGE SECURITIES FUND

     The Mortgage Securities Fund ("Fund") is designed to have risk characteristics similar to its benchmark, the Lehman Brothers Mortgage-Backed Securities Index ("Index"). The money manager is BlackRock Financial Management ("BlackRock").

     BlackRock is an active, investment grade fixed-income manager whose investment philosophy and process centers around four key principles: 1) controlled duration; 2) relative value sector rotation and security selection;
3) rigorous quantitative analysis to the valuation of securities and Funds; and
4) quality credit analysis. BlackRock's Investment Strategy Committee determines the firm's broad investment strategy based on macroeconomic and market trends, as well as input from Risk Management and Credit Committee professionals. The money manager then implements this strategy by selecting the sectors and securities that offer the greatest relative value within the parameters of each account's investment guidelines.

     Bonds backed by homeowner mortgages turned in another good year in 2001. Mortgage-backed bonds outperformed U.S. Treasury debt, but fell short of investment-grade corporate bonds. While concerns about increased U.S. government spending to combat the recession and terrorism dampened investors' desire for U.S. Treasury debt, such concerns were non-existent in the mortgage-backed bond market. However, investor enthusiasm for mortgage-backed securities was tempered by fears of homeowners refinancing their mortgages. As mortgage rates fell sharply during the second half of the year, many homeowners rushed to put more cash in their pockets by refinancing. Mortgage rates had actually remained rather stable throughout the first half of 2001. This is due to the fact that most lending rates are more closely tied to the less volatile 10-year Treasury Bond yield than the overnight lending rate that the Federal Reserve Bank slashed so dramatically throughout the year. However, by the third quarter the seriousness of the recession and the September 11 attacks pushed rates to their lowest level in a decade.

                              PERFORMANCE SUMMARY

PERFORMANCE DATA QUOTED IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. PERFORMANCE IN THE GRAPH IS FOR THE ADVISOR CLASS SHARES ONLY. INVESTOR CLASS SHARES HAVE HIGHER EXPENSES WHICH WILL CAUSE PERFORMANCE TO BE LOWER THAN ADVISOR CLASS SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS, AND THE RETURNS PRESENTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.


                    GROWTH OF $10,000 - ADVISOR CLASS SHARES

                          MORTGAGE SECURITIES FUND VS.
                UNMANAGED LEHMAN BROS MORTGAGE-BACKED SECURITIES

                            5/31/92 THROUGH 12/31/01

                               [PLOT POINTS CHART]

         DATE      10,000 IN FUND   10,000 IN INDEX
         ----      --------------   ---------------
       29-May-92        10,000         10,000
       30-Jun-92        10,095         10,118
       31-Jul-92        10,271         10,207
       31-Aug-92        10,356         10,340
       30-Sep-92        10,413         10,420
       30-Oct-92        10,259         10,329
       30-Nov-92        10,244         10,361
       31-Dec-92        10,379         10,494
       29-Jan-93        10,545         10,632
       26-Feb-93        10,662         10,739
       31-Mar-93        10,705         10,805
       30-Apr-93        10,754         10,861
       28-May-93        10,773         10,923
       30-Jun-93        10,922         11,006
       31-Jul-93        10,981         11,050
       31-Aug-93        11,049         11,102
       30-Sep-93        11,062         11,112
       29-Oct-93        11,089         11,144
       30-Nov-93        11,067         11,122
       31-Dec-93        11,133         11,212
       31-Jan-94        11,240         11,323
       28-Feb-94        11,133         11,244
       31-Mar-94        10,998         10,951
       30-Apr-94        10,910         10,870
       31-May-94        10,899         10,914
       30-Jun-94        10,867         10,890
       29-Jul-94        11,076         11,107
       31-Aug-94        11,071         11,143
       30-Sep-94        10,917         10,985
       31-Oct-94        10,902         10,978
       30-Nov-94        10,861         10,944
       31-Dec-94        10,949         11,032
       31-Jan-95        11,176         11,268
       28-Feb-95        11,445         11,555
       31-Mar-95        11,509         11,609
       28-Apr-95        11,650         11,774
       31-May-95        12,010         12,145
       30-Jun-95        12,089         12,214
       31-Jul-95        12,086         12,235
       31-Aug-95        12,197         12,362
       29-Sep-95        12,297         12,471
       31-Oct-95        12,398         12,582
       30-Nov-95        12,563         12,726
       29-Dec-95        12,705         12,885
       31-Jan-96        12,775         12,981
       29-Feb-96        12,653         12,874
       29-Mar-96        12,596         12,827
       30-Apr-96        12,560         12,791
       31-May-96        12,531         12,754
       28-Jun-96        12,684         12,930
       31-Jul-96        12,720         12,978
       30-Aug-96        12,713         12,978
       30-Sep-96        12,932         13,195
       31-Oct-96        13,171         13,453
       29-Nov-96        13,408         13,646
       31-Dec-96        13,337         13,575
       31-Jan-97        13,411         13,675
       28-Feb-97        13,461         13,720
       31-Mar-97        13,306         13,591
       30-Apr-97        13,548         13,808
       30-May-97        13,693         13,943
       30-Jun-97        13,848         14,106
       31-Jul-97        14,086         14,371
       29-Aug-97        14,058         14,337
       30-Sep-97        14,249         14,519
       31-Oct-97        14,423         14,680
       28-Nov-97        14,455         14,728
       31-Dec-97        14,608         14,862
       30-Jan-98        14,789         15,010
       27-Feb-98        14,776         15,041
       31-Mar-98        14,829         15,104
       30-Apr-98        14,920         15,190
       29-May-98        15,023         15,291
       30-Jun-98        15,090         15,364
       31-Jul-98        15,161         15,442
       31-Aug-98        15,290         15,583
       30-Sep-98        15,374         15,771
       30-Oct-98        15,362         15,751
       30-Nov-98        15,472         15,830
       30-Dec-98        15,547         15,898
       31-Jan-99        15,641         16,011
       28-Feb-99        15,577         15,947
       31-Mar-99        15,711         16,053
       30-Apr-99        15,740         16,127
       31-May-99        15,618         16,037
       30-Jun-99        15,562         15,981
       31-Jul-99        15,459         15,872
       31-Aug-99        15,475         15,872
       30-Sep-99        15,736         16,129
       31-Oct-99        15,796         16,223
       30-Nov-99        15,803         16,231
       31-Dec-99        15,730         16,192
       31-Jan-00        15,623         16,051
       29-Feb-00        15,795         16,237
       31-Mar-00        15,962         16,414
       30-Apr-00        15,975         16,426
       31-May-00        15,965         16,434
       30-Jun-00        16,309         16,786
       31-Jul-00        16,413         16,893
       31-Aug-00        16,646         17,150
       30-Sep-00        16,829         17,328
       31-Oct-00        16,930         17,453
       30-Nov-00        17,196         17,715
       31-Dec-00        17,475         18,000
       31-Jan-01        17,728         18,281
       28-Feb-01        17,841         18,385
       31-Mar-01        17,943         18,492
       30-Apr-01        17,943         18,517
       31-May-01        18,038         18,640
       29-Jun-01        18,076         18,679
       31-Jul-01        18,403         19,011
       31-Aug-01        18,573         19,179
       28-Sep-01        18,844         19,466
       31-Oct-01        19,102         19,735
       30-Nov-01        18,926         19,553
       31-Dec-01        18,831         19,479


                   ADVISOR CLASS HISTORICAL RATE OF RETURN(1)
                             PERIODS ENDED 12/31/01

            ONE YEAR...........................................7.68%
            FIVE YEARS.........................................7.13%
            SINCE INCEPTION(2).................................6.80%


                   INVESTOR CLASS HISTORICAL RATE OF RETURN(1)
                             PERIODS ENDED 12/31/01

            ONE YEAR...........................................7.14%
            SINCE INCEPTION(3).................................5.95%


(1) Annualized.
(2) Since inception rate of return assumes initial investment on May 18, 1992. Comparison with the Lehman Brothers Mortgage-Backed Securities Index assumes initial investment on May 31, 1992.
(3) The inception date of the Investor Class is July 8, 1998.


                                  ACCESSOR 12

                           U.S. GOVERNMENT MONEY FUND

     The U.S. Government Money Fund ("Fund") seeks maximum current income consistent with the preservation of principal and liquidity by investing primarily in short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The U.S. Government Money Fund is managed by Accessor Capital Management LP. ("Accessor Capital").

     The management of the Fund seeks to achieve its objective by maintaining an evenly-spaced maturity structure (i.e. a "ladder") as well as investing in the most attractive positions on the short-term yield curve.

     The Federal Reserve Bank made fighting off a recession its number one priority in 2001. Over the course of 2001 the Fed lowered rates an unprecedented 11 times, from 6.50% to 1.75%, leaving the overnight Fed Funds rate at year-end at its lowest level since 1961. Fortunately, inflation remained tame in spite of this aggressive action, due in large part to falling energy prices and more cautious consumer behavior. By year-end, market commentators speculated that the Fed was near the end of its easing cycle, and consequently, the short-term yield curve began to take a more traditional upward slope. The Fund inevitably saw its yield drop as market rates fell, and at year-end the 7-day effective yield was 1.67%. However, the Fund remained less volatile than the short-term Treasury or repurchase agreement market, due to its conservative portfolio construction. The 23 issues in the Fund are laddered (their maturity dates are spread evenly across several months). This made the Fund less vulnerable to short-term market fluctuations and helped buoy the yield in a falling interest rate environment.

                              PERFORMANCE SUMMARY

PERFORMANCE DATA QUOTED IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. PERFORMANCE IN THE GRAPH IS FOR THE ADVISOR CLASS SHARES ONLY. INVESTOR CLASS SHARES HAVE HIGHER EXPENSES WHICH WILL CAUSE PERFORMANCE TO BE LOWER THAN ADVISOR CLASS SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS, AND THE RETURNS PRESENTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.


                    GROWTH OF $10,000 - ADVISOR CLASS SHARES

                           U.S. GOVERNMENT MONEY FUND

                             4/9/92 THROUGH 12/31/01

                               [PLOT POINTS CHART]

        DATE        10,000 IN FUND
        ----        --------------
      9-Apr-92          10,000
     29-May-92          10,030
     30-Jun-92          10,060
     31-Jul-92          10,091
     31-Aug-92          10,120
     30-Sep-92          10,144
     30-Oct-92          10,169
     30-Nov-92          10,192
     31-Dec-92          10,217
     29-Jan-93          10,242
     26-Feb-93          10,263
     31-Mar-93          10,286
     30-Apr-93          10,309
     28-May-93          10,332
     30-Jun-93          10,354
     30-Jul-93          10,378
     31-Aug-93          10,402
     30-Sep-93          10,425
     29-Oct-93          10,449
     30-Nov-93          10,473
     31-Dec-93          10,505
     31-Jan-94          10,529
     28-Feb-94          10,551
     31-Mar-94          10,576
     29-Apr-94          10,604
     31-May-94          10,634
     30-Jun-94          10,665
     29-Jul-94          10,699
     31-Aug-94          10,734
     30-Sep-94          10,769
     31-Oct-94          10,807
     30-Nov-94          10,846
     31-Dec-94          10,893
     31-Jan-95          10,940
     28-Feb-95          10,984
     31-Mar-95          11,034
     28-Apr-95          11,084
     31-May-95          11,135
     30-Jun-95          11,185
     31-Jul-95          11,235
     31-Aug-95          11,285
     29-Sep-95          11,333
     31-Oct-95          11,379
     30-Nov-95          11,415
     29-Dec-95          11,462
     31-Jan-96          11,490
     29-Feb-96          11,532
     29-Mar-96          11,576
     30-Apr-96          11,620
     31-May-96          11,667
     28-Jun-96          11,708
     31-Jul-96          11,755
     30-Aug-96          11,803
     30-Sep-96          11,846
     31-Oct-96          11,896
     29-Nov-96          11,935
     31-Dec-96          11,978
     31-Jan-97          12,027
     28-Feb-97          12,071
     31-Mar-97          12,121
     30-Apr-97          12,170
     30-May-97          12,222
     30-Jun-97          12,272
     31-Jul-97          12,325
     31-Aug-97          12,377
     30-Sep-97          12,429
     31-Oct-97          12,482
     28-Nov-97          12,533
     31-Dec-97          12,585
     30-Jan-98          12,638
     27-Feb-98          12,686
     31-Mar-98          12,740
     30-Apr-98          12,792
     29-May-98          12,846
     30-Jun-98          12,897
     31-Jul-98          12,951
     31-Aug-98          13,006
     30-Sep-98          13,059
     30-Oct-98          13,115
     30-Nov-98          13,165
     30-Dec-98          13,216
     31-Jan-99          13,266
     28-Feb-99          13,312
     31-Mar-99          13,361
     30-Apr-99          13,412
     31-May-99          13,459
     30-Jun-99          13,507
     31-Jul-99          13,561
     31-Aug-99          13,613
     30-Sep-99          13,666
     31-Oct-99          13,722
     30-Nov-99          13,778
     31-Dec-99          13,837
     31-Jan-00          13,898
     29-Feb-00          13,956
     31-Mar-00          14,025
     30-Apr-00          14,085
     31-May-00          14,154
     30-Jun-00          14,228
     31-Jul-00          14,296
     31-Aug-00          14,370
     30-Sep-00          14,445
     31-Oct-00          14,517
     30-Nov-00          14,591
     31-Dec-00          14,666
     31-Jan-01          14,739
     28-Feb-01          14,799
     31-Mar-01          14,865
     30-Apr-01          14,920
     31-May-01          14,973
     29-Jun-01          15,023
     31-Jul-01          15,068
     31-Aug-01          15,115
     28-Sep-01          15,148
     31-Oct-01          15,178
     30-Nov-01          15,205
     31-Dec-01          15,227


                    ADVISOR CLASS HISTORICAL RATE OF RETURN(1)
                             PERIODS ENDED 12/31/01

            ONE YEAR...........................................3.81%
            FIVE YEARS.........................................4.92%
            SINCE INCEPTION(2).................................4.48%


                    INVESTOR CLASS HISTORICAL RATE OF RETURN(1)
                             PERIODS ENDED 12/31/01

            ONE YEAR...........................................3.30%
            SINCE INCEPTION(3).................................4.32%


(1) Annualized.
(2) Since inception rate of return assumes initial investment on April 9, 1992.
(3) The inception date of the Investor Class is July 29, 1998.


                                  ACCESSOR 13

                           ACCESSOR ALLOCATION FUNDS

     Two events dominate discussion of 2001. First, the economic downturn became widespread. Lower demand, falling sales, decreased profitability translated into losses, layoffs and even bankruptcies. By most measures the economies of the U.S., Japan, and Europe are in a recession. Second, was the tragedy of September
11. Immediately following the attacks there was a sharp sell off in the market. In spite of a fourth-quarter rally, the S&P 500 Index was down 11.9% in 2001. For the first time since 1973-74 the broad U.S. market has had back-to-back years of losses. The widespread nature of 2001's problems left investors indifferent between growth stocks or value stocks, as the S&P 500/BARRA Growth Index returned -12.7% and the S&P 500/BARRA Value Index returned a similar -11.7%. Thanks to a late-year rally, the small and mid cap stocks of the Wilshire 4500 Index outperformed the large cap S&P 500 Index with a return of -9.3%. International markets offered little solace, as the MSCI EAFE+EMF Index was down 19.5%. On the positive side, the fixed income market once again offered diversified investors a degree of safety. The value of existing bonds shot upwards on the Federal Reserve Bank's aggressive 11 rate cuts. Investment-grade corporate bonds led the way, followed by U.S. Government and Agency debt. High-yield debt trailed but still managed to post positive returns, in spite of being more sensitive to an economic downturn. While negative news dominated most of the year, 2001 did end on a positive note. Most equity indices rebounded significantly off of their September 21 lows, many up double digits. Many leading economic indicators looked to have turned the corner. Finally, the war against terrorism yielded a string of victories at year-end, and investors worldwide approached 2002 looking to put 2001's problems behind them.

     As each of the six Accessor Allocation Funds has a different exposure to the equity and fixed-income markets, their returns are greatly dependent on the performance of these broad asset classes. Those Funds with the greatest exposure to stocks did the worst in 2001 as the equity markets tumbled. Alternately, the Accessor Income Allocation Fund, which is fully allocated to bond and money market funds, finished the year with a positive return. Historically, over the long-term, stocks have outperformed bonds. Stocks have also been more volatile/risky than bonds. The graph below depicts this risk/return relationship.

                                 RISK VS. RETURN
          HISTORICALLY, RETURN IS GENERALLY LINKED TO THE LEVEL OF RISK.

                                     [CHART]



                   ACCESSOR ALLOCATION FUND TARGET ALLOCATIONS


                         INCOME FUND

                         Fixed-Income 100%
                         ------------------------------
                         INCOME & GROWTH FUND

                         Equity 30%  Fixed-Income  70%
                         ------------------------------
                         BALANCED FUND

                         Equity 50%  Fixed-Income 50%
                         ------------------------------
                         GROWTH & INCOME FUND

                         Equity 60%   Fixed-Income 40%
                         ------------------------------
                         GROWTH FUND

                         Equity 80%   Fixed-Income 20%
                         ------------------------------
                         AGGRESSIVE GROWTH FUND

                         Equity 100%
                         ------------------------------

THE TARGET ALLOCATIONS ABOVE MAY NOT BE REPRESENTATIVE OF THE FUND'S CURRENT OR FUTURE ALLOCATION AND MAY CHANGE AT ANY TIME.


                                  ACCESSOR 14

                        ACCESSOR INCOME ALLOCATION FUND

     The Accessor Income Allocation Fund ("Fund") seeks high current income and some stability of principal. This Fund is designed for investors who depend on regular interest payments generated by their investments. In order to help meet this need, the Fund invests principally in the four Accessor fixed-income funds and the Accessor U.S. Government Money Fund. Currently, all of the Funds generate ordinary income. Historically, returns of fixed-income investments as a whole have been less volatile than returns of equity investments. Due to the exclusion of equities in this Fund, it should be the least volatile of the six Allocation Fund strategies.

     Steering clear of the stock market, the Accessor Income Allocation Fund was the best-performing Allocation Fund in Accessor's line-up in 2001. All five of the Accessor fixed income-funds posted positive returns in 2001. Accessor Intermediate Fixed-IncomeFund, followed by Accessor Mortgage Securities Fund and Accessor Short-Intermediate Fixed-Income Fund led the way with their emphasis on investment-grade debt. The Accessor U.S. Government Money Fund lagged, as the Fed's rate cuts bit into its yield. However, the U.S. Government Money Fund did provide the protection of principal it is primarily designed for. Finally, the Accessor High Yield Bond Fund ended the year up +5.2%, in spite of a very volatile ride throughout the year.

                              PERFORMANCE SUMMARY

PERFORMANCE DATA QUOTED IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. PERFORMANCE IN THE GRAPH IS FOR THE ADVISOR CLASS SHARES ONLY. INVESTOR CLASS SHARES HAVE HIGHER EXPENSES WHICH WILL CAUSE PERFORMANCE TO BE LOWER THAN ADVISOR CLASS SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS, AND THE RETURNS PRESENTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.


                    GROWTH OF $10,000 - ADVISOR CLASS SHARES

                       ACCESSOR INCOME ALLOCATION FUND VS.
                 UNMANAGED LEHMAN BROTHERS AGGREGATE BOND INDEX

                           12/31/00 THROUGH 12/31/01

                               [PLOT POINTS CHART]

       Date                Accessor Income         100% LB Agg
       ----                ---------------         -----------
                               $ 10,000             $ 10,000
     1/31/2001                 $ 10,200             $ 10,163
     2/28/2001                 $ 10,287             $ 10,251
     3/31/2001                 $ 10,314             $ 10,303
     4/30/2001                 $ 10,307             $ 10,259
     5/31/2001                 $ 10,355             $ 10,321
     6/30/2001                 $ 10,346             $ 10,360
     7/31/2001                 $ 10,482             $ 10,592
     8/31/2001                 $ 10,563             $ 10,714
     9/30/2001                 $ 10,552             $ 10,838
    10/31/2001                 $ 10,654             $ 11,065
    11/30/2001                 $ 10,599             $ 10,912
    12/31/2001                 $ 10,602             $ 10,842


                   ADVISOR CLASS HISTORICAL RATE OF RETURN(1)
                             PERIODS ENDED 12/31/01

            ONE YEAR...........................................5.95%
            SINCE INCEPTION(2).................................5.95%


                   INVESTOR CLASS HISTORICAL RATE OF RETURN(1)
                             PERIODS ENDED 12/31/01

            ONE YEAR...........................................5.49%
            SINCE INCEPTION....................................5.43%


(1) Annualized.
(2) Since inception rate of return assumes initial investment on December 27, 2000. Comparison with the Lehman Brothers Aggregate Bond Index assumes initial investment on December 31, 2000.


                                  ACCESSOR 15

                    ACCESSOR INCOME & GROWTH ALLOCATION FUND

     The Income & Growth Allocation Fund ("Fund") seeks high current income and some potential capital appreciation. This Fund is designed for investors whose primary investment goal is income generation, but who want some exposure to equities in their portfolio. The Fund can invest between 40% and 80% of its assets in Accessor's four fixed-income funds, up to 20% of its assets in the U.S. Government Money Fund, and up to 40% of its assets in the four equity funds. While fixed-income funds generate current income, equity funds can offer the potential for growth at a rate greater than inflation. Due to its inclusion of equities, the Fund is slightly more aggressive than a portfolio comprised entirely of fixed-income funds. However, since the more risky equity funds make up a minority of its investment, the Accessor Income & Growth Allocation Fund is still a relatively conservative option.

     With over two-thirds of its assets in fixed income securities, the Accessor Income & Growth Allocation Fund avoided most of the downturn in the equity markets in 2001. However, due to the fact that the bear market has been so broad-based and so severe, even the minority stake in equity was enough to keep the Fund slightly below water with a -0.57% return in 2001. The Advisor Class shares of the five fixed income-funds used in the Fund had returns ranging at year end from +8.0% (Accessor Intermediate Fixed-Income Fund) to +3.8% (Accessor U.S. Government Money Fund). On the downside, the Advisor Class shares of the four equity funds had returns ranging at year end from -9.5% (Accessor Value
Fund) to -24.8% (Accessor International Equity Fund).

                              PERFORMANCE SUMMARY

PERFORMANCE DATA QUOTED IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. PERFORMANCE IN THE GRAPH IS FOR THE ADVISOR CLASS SHARES ONLY. INVESTOR CLASS SHARES HAVE HIGHER EXPENSES WHICH WILL CAUSE PERFORMANCE TO BE LOWER THAN ADVISOR CLASS SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS, AND THE RETURNS PRESENTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.


                    GROWTH OF $10,000 - ADVISOR CLASS SHARES

                  ACCESSOR INCOME & GROWTH ALLOCATION FUND VS.
                         UNMANAGED INDICES AND COMPOSITE

                            12/31/00 THROUGH 12/31/01

                               [PLOT POINTS CHART]

   Date      Accessor Inc & Grow   70% LB/ 30% ACWI(3)  100% LB Agg    100% ACWI
   ----      -------------------   ----------------     -----------    ---------
                   $ 10,000            $ 10,000          $ 10,000      $ 10,000
 1/31/2001         $ 10,220            $ 10,190          $ 10,163      $ 10,253
 2/28/2001         $ 10,006            $  9,995          $ 10,251      $  9,391
 3/31/2001         $  9,819            $  9,828          $ 10,303      $  8,759
 4/30/2001         $ 10,041            $ 10,014          $ 10,259      $  9,396
 5/31/2001         $ 10,081            $ 10,023          $ 10,321      $  9,292
 6/30/2001         $ 10,020            $  9,957          $ 10,360      $  9,008
 7/31/2001         $ 10,047            $ 10,066          $ 10,592      $  8,865
 8/31/2001         $  9,945            $ 10,008          $ 10,714      $  8,458
 9/30/2001         $  9,619            $  9,815          $ 10,838      $  7,685
10/31/2001         $  9,757            $ 10,021          $ 11,065      $  7,848
11/30/2001         $  9,915            $ 10,110          $ 10,912      $  8,331
12/31/2001         $  9,950            $ 10,093          $ 10,842      $  8,409


                    ADVISOR CLASS HISTORICAL RATE OF RETURN(1)
                             PERIODS ENDED 12/31/01

            ONE YEAR..........................................-0.57%
            SINCE INCEPTION(2)................................-0.57%


                    INVESTOR CLASS HISTORICAL RATE OF RETURN(1)
                             PERIODS ENDED 12/31/01

            ONE YEAR..........................................-1.04%
            SINCE INCEPTION...................................-1.03%


(1) Annualized.
(2) Since inception rate of return assumes initial investment on December 27, 2000. Comparison with various indices assumes initial investment on December 31, 2000.
(3) The Composite is made up of 70% Lehman Brothers Aggregate Bond Index and 30% MSCI AC World Index Free.


                                  ACCESSOR 16

                       ACCESSOR BALANCED ALLOCATION FUND

     The Accessor Balanced Allocation Fund ("Fund") seeks moderate current income and some potential capital appreciation. This Fund is designed for investors seeking broad exposure to the financial markets, balancing their holdings between equity and fixed-income investments. The Fund divides its assets between Accessor's equity funds and fixed-income funds (the exact amount depends on market conditions). A small amount of its assets may also be invested in the Accessor U.S. Government Money Fund. The generation of current income from fixed-income holdings, and the potential growth rate above inflation sought by the equity holdings, should provide investors with moderate risk and return. The exposure to stocks in the Fund increases its volatility. However, the Fund is intended to buffer the volatility when either fixed-income or equities are out of favor. The Fund is intended for "middle-of-the-road" investors with regard to risk and return.

     In the midst of the worst bear market in a generation, the Accessor Balanced Allocation Fund lost only -4.6%. Split almost equally between the equity and fixed income funds, the Fund met its objective of providing exposure to equity markets when they rallied, and downside protection when markets fell. The year 2001 was one of the years that it truly benefitted to be diversified. For example, during the second and fourth quarters Accessor Growth Fund and Accessor Small to Mid Cap Fund performed very well. During the first and third quarters those two Fund performed poorly, however, those times were the best quarters for the Accessor Intermediate Fixed-Income Fund, the Accessor Short-Intermediate Fixed-Income Fund and the Accessor Mortgage Securities Fund. The Accessor High Yield Bond Fund and Accessor Value Fund tended to fall in-between the extremes.

                              PERFORMANCE SUMMARY

PERFORMANCE DATA QUOTED IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. PERFORMANCE IN THE GRAPH IS FOR THE ADVISOR CLASS SHARES ONLY. INVESTOR CLASS SHARES HAVE HIGHER EXPENSES WHICH WILL CAUSE PERFORMANCE TO BE LOWER THAN ADVISOR CLASS SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS, AND THE RETURNS PRESENTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.


                    GROWTH OF $10,000 - ADVISOR CLASS SHARES

                      ACCESSOR BALANCED ALLOCATION FUND VS.
                         UNMANAGED INDICES AND COMPOSITE

                           12/31/00 THROUGH 12/31/01

                               [PLOT POINTS CHART]

    Date        Accessor Bal     50% LB/ 50% ACWI(3)  100% LB Agg    100% ACWI
    ----        ------------     ----------------     -----------    ---------
                  $ 10,000           $ 10,000           $ 10,000      $ 10,000
  1/31/2001       $ 10,227           $ 10,206           $ 10,163      $ 10,253
  2/28/2001       $  9,814           $  9,821           $ 10,251      $  9,391
  3/31/2001       $  9,490           $  9,533           $ 10,303      $  8,759
  4/30/2001       $  9,852           $  9,828           $ 10,259      $  9,396
  5/31/2001       $  9,879           $  9,803           $ 10,321      $  9,292
  6/30/2001       $  9,777           $  9,673           $ 10,360      $  9,008
  7/31/2001       $  9,730           $  9,710           $ 10,592      $  8,865
  8/31/2001       $  9,514           $  9,542           $ 10,714      $  8,458
  9/30/2001       $  9,040           $  9,177           $ 10,838      $  7,685
 10/31/2001       $  9,196           $  9,370           $ 11,065      $  7,848
 11/30/2001       $  9,469           $  9,593           $ 10,912      $  8,331
 12/31/2001       $  9,546           $  9,610           $ 10,842      $  8,409


                   ADVISOR CLASS HISTORICAL RATE OF RETURN(1)
                             PERIODS ENDED 12/31/01

            ONE YEAR..........................................-4.57%
            SINCE INCEPTION(2)................................-4.52%


                   INVESTOR CLASS HISTORICAL RATE OF RETURN(1)
                             PERIODS ENDED 12/31/01

            ONE YEAR..........................................-5.07%
            SINCE INCEPTION...................................-5.01%


(1) Annualized.
(2) Since inception rate of return assumes initial investment on December 27, 2000. Comparison with various indices assumes initial investment on December 31, 2000.
(3) The Composite is made up of 50% Lehman Brothers Aggregate Bond Index and 50% MSCI AC World Index Free.


                                  ACCESSOR 17

                    ACCESSOR GROWTH & INCOME ALLOCATION FUND

     The Accessor Growth & Income Allocation Fund ("Fund") seeks moderate potential capital appreciation and some current income. This Fund is designed for investors whose primary goal is capital appreciation and whose secondary goal is income generation. The Fund favors Accessor's four equity funds with regard to weight, investing a smaller amount of its assets in the four fixed-income funds. A limited amount of its assets may also be invested in the Accessor U.S. Government Money Fund. While stocks do have greater growth potential, they also tend to be more volatile, i.e., risky, than bonds. The weighting of bonds in this Fund is intended to reduce some of the volatility associated with equities. Historically, stocks have offered greater growth potential than bonds over the long-term, but with greater risk. The larger portion of equity oriented investments should make this Fund attractive to investors willing to increase their exposure to market volatility, in return for potentially greater returns historically associated with stocks.

     A healthy amount of fixed income securities kept the Accessor Growth & Income Allocation Fund limited to a single-digit loss of -6.8% in 2001, while most equity indices were down double digits. The loss can be attributed to the roughly 60% stake in the four Accessor equity funds, all of which posted losses in 2001. However, every one of the Accessor fixed-income funds posted a positive return in 2001, illustrating the benefits of diversification. During the first and third quarters, when equity markets declined, the fixed-income funds were generally positive. During the second and fourth quarters when the stock markets rallied, the Fund had exposure to the upside. For the year the Accessor Intermediate Fixed-Income Fund was the top performer, while the Accessor International Equity Fund lagged.

                              PERFORMANCE SUMMARY

PERFORMANCE DATA QUOTED IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. PERFORMANCE IN THE GRAPH IS FOR THE ADVISOR CLASS SHARES ONLY. INVESTOR CLASS SHARES HAVE HIGHER EXPENSES WHICH WILL CAUSE PERFORMANCE TO BE LOWER THAN ADVISOR CLASS SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS, AND THE RETURNS PRESENTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.


                    GROWTH OF $10,000 - ADVISOR CLASS SHARES

                  ACCESSOR GROWTH & INCOME ALLOCATION FUND VS.
                         UNMANAGED INDICES AND COMPOSITE

                           12/31/00 THROUGH 12/31/01

                               [PLOT POINTS CHART]

  Date      Accessor Grow & Inc    40% LB/ 60% ACWI(3)  100% LB Agg   100% ACWI
  ----      -------------------    ----------------     -----------   ---------
                 $ 10,000              $ 10,000          $ 10,000     $ 10,000
 1/31/2001       $ 10,226              $ 10,215          $ 10,163     $ 10,253
 2/28/2001       $  9,754              $  9,735          $ 10,251     $  9,391
 3/31/2001       $  9,363              $  9,378          $ 10,303     $  8,759
 4/30/2001       $  9,784              $  9,742          $ 10,259     $  9,396
 5/31/2001       $  9,798              $  9,700          $ 10,321     $  9,292
 6/30/2001       $  9,666              $  9,538          $ 10,360     $  9,008
 7/31/2001       $  9,592              $  9,538          $ 10,592     $  8,865
 8/31/2001       $  9,337              $  9,319          $ 10,714     $  8,458
 9/30/2001       $  8,768              $  8,865          $ 10,838     $  7,685
10/31/2001       $  8,924              $  9,052          $ 11,065     $  7,848
11/30/2001       $  9,228              $  9,336          $ 10,912     $  8,331
12/31/2001       $  9,317              $  9,367          $ 10,842     $  8,409


                   ADVISOR CLASS HISTORICAL RATE OF RETURN(1)
                             PERIODS ENDED 12/31/01

            ONE YEAR..........................................-6.83%
            SINCE INCEPTION(2)................................-6.64%


                   INVESTOR CLASS HISTORICAL RATE OF RETURN(1)
                             PERIODS ENDED 12/31/01

            ONE YEAR..........................................-7.27%
            SINCE INCEPTION...................................-7.07%


(1) Annualized.
(2) Since inception rate of return assumes initial investment on December 27, 2000. Comparison with various indices assumes initial investment on December 31, 2000.
(3) The Composite is made up of 40% Lehman Brothers Aggregate Bond Index and 60% MSCI AC World Index Free.


                                  ACCESSOR 18

                        ACCESSOR GROWTH ALLOCATION FUND

     The Accessor Growth Allocation Fund ("Fund") seeks high potential capital appreciation and some current income. This Fund is designed for growth-oriented investors, who are primarily interested in seeing their investments grow over the long-term and are willing to risk losing a portion of their money in the short-term. Historically stocks have offered greater potential for long-term gains; therefore, the Fund overweights Accessor's four equity funds while still retaining a portion of its assets in the four fixed-income funds. A limited amount of its assets may also be invested in the Accessor U.S. Government Money Fund. The increased exposure to equities may increase the potential long-term returns of the Fund as well as the short-term volatility associated with equity investments. While the Fund is a fairly risky investment designed for growth-oriented investors, the slight allocation in bonds is intended to buffer the downturns in the stock markets. Since these periodic downturns are unpredictable, Fund investors should have a long-term investment horizon.

     With most of its assets in equities, the Accessor Growth Allocation Fund posted a loss in 2001. However, the approximately 20% stake in fixed-income securities and the strong rally in the stock markets during the fourth quarter helped temper some of those losses. The Accessor Growth Fund and Accessor Small to Mid Cap Fund experienced the greatest losses early in the year, but were the fourth quarter's top performers among the Accessor Funds. Stakes in the Accessor Value Fund and Accessor High Yield Bond Fund performed reasonably well, while the weighting to the Accessor Short-Intermediate Fixed-Income Fund was the Fund's strongest performer for the year.

                              PERFORMANCE SUMMARY

PERFORMANCE DATA QUOTED IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. PERFORMANCE IN THE GRAPH IS FOR THE ADVISOR CLASS SHARES ONLY. INVESTOR CLASS SHARES HAVE HIGHER EXPENSES WHICH WILL CAUSE PERFORMANCE TO BE LOWER THAN ADVISOR CLASS SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS, AND THE RETURNS PRESENTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.


                    GROWTH OF $10,000 - ADVISOR CLASS SHARES

                       ACCESSOR GROWTH ALLOCATION FUND VS.
                         UNMANAGED INDICES AND COMPOSITE

                           12/31/00 THROUGH 12/31/01

                               [PLOT POINTS CHART]

     Date       Accessor Grow    20% LB/ 80% ACWI(3)  100% LB Agg    100% ACWI
     ----       -------------    ----------------     -----------    ---------
                  $ 10,000           $ 10,000           $ 10,000      $ 10,000
   1/31/2001      $ 10,207           $ 10,234           $ 10,163      $ 10,253
   2/28/2001      $  9,514           $  9,563           $ 10,251      $  9,391
   3/31/2001      $  8,980           $  9,069           $ 10,303      $  8,759
   4/30/2001      $  9,522           $  9,569           $ 10,259      $  9,396
   5/31/2001      $  9,522           $  9,496           $ 10,321      $  9,292
   6/30/2001      $  9,364           $  9,271           $ 10,360      $  9,008
   7/31/2001      $  9,222           $  9,199           $ 10,592      $  8,865
   8/31/2001      $  8,852           $  8,881           $ 10,714      $  8,458
   9/30/2001      $  8,156           $  8,262           $ 10,838      $  7,685
  10/31/2001      $  8,318           $  8,437           $ 11,065      $  7,848
  11/30/2001      $  8,709           $  8,828           $ 10,912      $  8,331
  12/31/2001      $  8,830           $  8,885           $ 10,842      $  8,409


                   ADVISOR CLASS HISTORICAL RATE OF RETURN(1)
                             PERIODS ENDED 12/31/01

            ONE YEAR.........................................-11.70%
            SINCE INCEPTION(2)...............................-11.58%


                   INVESTOR CLASS HISTORICAL RATE OF RETURN(1)
                             PERIODS ENDED 12/31/01


            ONE YEAR.........................................-12.13%
            SINCE INCEPTION..................................-12.01%


(1) Annualized.
(2) Since inception rate of return assumes initial investment on December 27, 2000. Comparison with various indices assumes initial investment on December 31, 2000.
(3) The Composite is made up of 20% Lehman Brothers Aggregate Bond Index and 80% MSCI AC World Index Free.


                                  ACCESSOR 19

                   ACCESSOR AGGRESSIVE GROWTH ALLOCATION FUND

     The Accessor Aggressive Growth Allocation Fund ("Fund") seeks high potential capital appreciation. This Fund is designed for the aggressive investor who is interested only in growth of capital, not income generation. Additionally, aggressive investors realize that in order to maximize growth, they must be willing to take risks. The Fund currently targets a full investment in the domestic and international equity markets by investing in Accessor's four equity funds. A limited amount may also be invested in the Accessor U.S. Government Money Fund for liquidity. While the Fund's equity holdings are well-diversified, there is no bond allocation. This concentration in equity has historically proven to be extremely volatile in the short-term. Investors should be willing to invest for longer periods of time in order to achieve their investment goals.

     With nearly 100% of its assets in the equity market, the Accessor Aggressive Growth Allocation Fund rode the stock market wave up and down in 2001. Down most of the year, the Fund recovered a good portion of its losses in the fourth quarter. Early on in the year, the Accessor Growth and Accessor Small to Mid Cap Funds experienced the greatest losses, however, during the fourth quarter these two posted the highest returns among the Accessor Funds. Foreign markets underperformed the U.S. most of the year, and the Accessor International Equity Fund often had returns trailing those of the domestic equity funds in 2001.

                              PERFORMANCE SUMMARY

PERFORMANCE DATA QUOTED IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. PERFORMANCE IN THE GRAPH IS FOR THE ADVISOR CLASS SHARES ONLY. INVESTOR CLASS SHARES HAVE HIGHER EXPENSES WHICH WILL CAUSE PERFORMANCE TO BE LOWER THAN ADVISOR CLASS SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS, AND THE RETURNS PRESENTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.


                    GROWTH OF $10,000 - ADVISOR CLASS SHARES

                 ACCESSOR AGGRESSIVE GROWTH ALLOCATION FUND VS.
                       UNMANAGED MSCI AC WORLD INDEX FREE

                           12/31/00 THROUGH 12/31/01

                               [PLOT POINTS CHART]

       Date              Accessor Agg            100% ACWI
       ----              ------------            ---------
                           $ 10,000               $ 10,000
     1/31/2001             $ 10,153               $ 10,253
     2/28/2001             $  9,280               $  9,391
     3/31/2001             $  8,633               $  8,759
     4/30/2001             $  9,287               $  9,396
     5/31/2001             $  9,266               $  9,292
     6/30/2001             $  9,106               $  9,008
     7/31/2001             $  8,905               $  8,865
     8/31/2001             $  8,446               $  8,458
     9/30/2001             $  7,686               $  7,685
    10/31/2001             $  7,839               $  7,848
    11/30/2001             $  8,272               $  8,331
    12/31/2001             $  8,431               $  8,409


                   ADVISOR CLASS HISTORICAL RATE OF RETURN(1)
                             PERIODS ENDED 12/31/01

            ONE YEAR.........................................-15.68%
            SINCE INCEPTION(2)...............................-15.52%


                   INVESTOR CLASS HISTORICAL RATE OF RETURN(1)
                             PERIODS ENDED 12/31/01

            ONE YEAR.........................................-16.09%
            SINCE INCEPTION..................................-15.99%


(1) Annualized.
(2) Since inception rate of return assumes initial investment on December 27, 2000. Comparison with the MSCI AC World Index Free assumes initial investment on December 31, 2000.


                                  ACCESSOR 20

                                   GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2001

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                          SHARES       VALUE
-----------------------------------------------------------------------------------------------------------
COMMON STOCK (98.4%)

AEROSPACE & DEFENSE (0.5%)
  UNITED TECHNOLOGIES                                                                16,100    $  1,040,543
                                                                                               ------------
                                                                                                  1,040,543
AUTOMOBILES (0.5%)
  HARLEY DAVIDSON                                                                    18,400         999,304
                                                                                               ------------
                                                                                                    999,304
BANKS (1.7%)
  FIRST TENNESSEE                                                                    71,200       2,581,712
  WASHINGTON MUTUAL                                                                  17,700         578,790
                                                                                               ------------
                                                                                                  3,160,502
BEVERAGES (4.6%)
  ANHEUSER BUSCH                                                                     26,800       1,211,628
  COCA COLA                                                                          62,200       2,932,730
  PEPSICO                                                                            92,900       4,523,301
                                                                                               ------------
                                                                                                  8,667,659
BIOTECHNOLOGY (1.6%)
  AMGEN*                                                                             36,800       2,076,992
  CHIRON*                                                                            21,100         925,024
                                                                                               ------------
                                                                                                  3,002,016
CHEMICALS (0.6%)
  EASTMAN CHEMICAL                                                                   13,200         515,064
  INTERNATIONAL FLAVORS & FRAGRANCES                                                 24,200         718,982
                                                                                               ------------
                                                                                                  1,234,046
COMMERCIAL SERVICES & SUPPLIES (3.0%)
  AUTOMATIC DATA PROCESSING                                                          14,000         824,600
  CENDANT*                                                                           48,200         945,202
  CONVERGYS*                                                                         17,300         648,577
  DELUXE                                                                              7,600         316,008
  FIRST DATA                                                                         20,400       1,600,380
  H&R BLOCK                                                                          28,700       1,282,890
                                                                                               ------------
                                                                                                  5,617,657
COMMUNICATIONS EQUIPMENT (3.3%)
  CISCO SYSTEMS*                                                                    270,500       4,898,755
  QUALCOMM*                                                                          23,100       1,166,550
  SCIENTIFIC-ATLANTA                                                                 10,700         256,158
                                                                                               ------------
                                                                                                  6,321,463
COMPUTERS & PERIPHERALS (7.2%)
  DELL COMPUTER*                                                                    114,100       3,101,238
  INTERNATIONAL BUSINESS MACHINES                                                    70,869       8,572,314
  LEXMARK GROUP*                                                                     15,700         926,300
  NETWORK APPLIANCE*                                                                 26,500         579,555
  SUN MICROSYSTEMS*                                                                  34,300         423,262
                                                                                               ------------
                                                                                                 13,602,669
DIVERSIFIED FINANCIALS (2.1%)
  COUNTRYWIDE CREDIT                                                                  6,600         270,402
  FANNIE MAE                                                                         29,800       2,369,100
  STATE STREET                                                                       26,400       1,379,400
                                                                                               ------------
                                                                                                  4,018,902
DIVERSIFIED TELECOMMUNCATION SERVICES (0.1%)
  VERIZON COMMUNICATIONS                                                              4,700         223,062
                                                                                               ------------
                                                                                                    223,062


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  ACCESSOR 21

                                   GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2001

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                          SHARES       VALUE
-----------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
  WATERS*                                                                            10,800    $    418,500
                                                                                               ------------
                                                                                                    418,500
FOOD & DRUG RETAILING (1.4%)
  ALBERTSON'S                                                                        25,700         809,293
  SYSCO                                                                              51,700       1,355,574
  WALGREEN                                                                           15,900         535,194
                                                                                               ------------
                                                                                                  2,700,061
FOOD PRODUCTS (1.8%)
  GENERAL MILLS                                                                      22,400       1,165,024
  KELLOGG                                                                            36,000       1,083,600
  UNILEVER N.V. ADR                                                                  10,800         622,188
  WRIGLEY (W.M.) JR                                                                   9,700         498,289
                                                                                               ------------
                                                                                                  3,369,101
HEALTH CARE EQUIPMENT & SUPPLIES (2.9%)
  APPLERA                                                                            34,000       1,335,180
  BAXTER                                                                              6,200         332,506
  MEDTRONIC                                                                          39,700       2,033,037
  ST JUDE MEDICAL*                                                                   16,700       1,296,755
  ZIMMER HOLDINGS*                                                                   20,150         615,381
                                                                                               ------------
                                                                                                  5,612,859
HEALTH CARE PROVIDERS & SERVICES (1.9%)
  AMERISOURCEBERGEN                                                                  11,200         711,760
  CARDINAL HEALTH                                                                    27,300       1,765,218
  UNITED HEALTH GROUP                                                                15,000       1,061,550
                                                                                               ------------
                                                                                                  3,538,528
HOUSEHOLD PRODUCTS (4.2%)
  CLOROX                                                                             25,400       1,004,570
  KIMBERLY CLARK                                                                     18,500       1,106,300
  PROCTER & GAMBLE                                                                   73,500       5,816,055
                                                                                               ------------
                                                                                                  7,926,925
IT CONSULTING & SERVICES (0.6%)
  ELECTRONIC DATA SYSTEMS                                                            16,100       1,103,655
                                                                                               ------------
                                                                                                  1,103,655
INDUSTRIAL CONGLOMERATES (8.1%)
  GENERAL ELECTRIC                                                                  333,400      13,362,672
  MINNESOTA MINING & MANUFACTURING                                                    4,300         508,303
  TYCO                                                                               24,700       1,454,830
                                                                                               ------------
                                                                                                 15,325,805
INSURANCE (0.6%)
  METLIFE                                                                            35,100       1,111,968
                                                                                               ------------
                                                                                                  1,111,968
INTERNET & CATALOG RETAIL (0.3%)
  EBAY*                                                                               9,500         635,550
                                                                                               ------------
                                                                                                    635,550
LEISURE EQUIPMENT & PRODUCTS (0.4%)
  MATTEL                                                                             41,000         705,200
                                                                                               ------------
                                                                                                    705,200
MEDIA (1.0%)
  INTERPUBLIC GROUP                                                                  35,200       1,039,808
  MCGRAW HILL                                                                        13,900         847,622
                                                                                               ------------
                                                                                                  1,887,430


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  ACCESSOR 22

                                   GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2001

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                          SHARES       VALUE
-----------------------------------------------------------------------------------------------------------
MULTILINE RETAIL (5.2%)
  FAMILY DOLLAR STORES                                                                9,600    $    287,808
  KOHL'S*                                                                            10,800         760,752
  TARGET                                                                             17,300         710,165
  WAL-MART STORES                                                                   140,500       8,085,775
                                                                                               ------------
                                                                                                  9,844,500
MUTI-UTILITIES (0.1%)
  DYNEGY CLASS A                                                                      6,700         170,850
                                                                                               ------------
                                                                                                    170,850
PHARMACEUTICALS (20.1%)
  ABBOTT LABORATORIES                                                                47,500       2,648,125
  ALLERGAN                                                                            7,200         540,360
  AMERICAN HOME PRODUCTS                                                             64,400       3,951,584
  BRISTOL-MYERS SQUIBB                                                               51,400       2,621,400
  FOREST LABRATORIES*                                                                17,200       1,409,540
  JOHNSON & JOHNSON                                                                 120,300       7,109,730
  KING PHARMACEUTICALS*                                                              21,700         914,221
  ELI LILLY                                                                          25,900       2,034,186
  MERCK                                                                              63,500       3,733,800
  PFIZER                                                                            259,200      10,329,120
  PHARMACIA                                                                          27,900       1,189,935
  SCHERING-PLOUGH                                                                    49,300       1,765,433
                                                                                               ------------
                                                                                                 38,247,434
SEMICONDUCTOR EQUIPMENT & PRODUCTS (7.0%)
  ADVANCED MICRO DEVICES*                                                            22,600         358,436
  ALTERA*                                                                            12,200         258,884
  INTEL                                                                             277,700       8,733,665
  KLA-TENCOR*                                                                        18,200         901,992
  LINEAR TECHNOLOGY                                                                  18,500         722,240
  MAXIM INTEGRATED PRODUCTS*                                                         19,400       1,018,694
  MICROCHIP TECHNOLOGY*                                                               8,500         329,290
  QLOGIC*                                                                             4,300         191,393
  XILINX*                                                                            21,900         855,195
                                                                                               ------------
                                                                                                 13,369,789
SOFTWARE (9.8%)
  CADENCE DESIGN SYSTEMS*                                                             5,300         116,176
  CITRIX SYSTEMS*                                                                     8,600         194,876
  COMPUTER ASSOCIATES                                                                20,500         707,045
  MICROSOFT*                                                                        205,800      13,638,366
  ORACLE*                                                                           195,200       2,695,712
  PEOPLESOFT*                                                                        14,000         562,800
  SYMANTEC*                                                                           9,500         630,135
                                                                                               ------------
                                                                                                 18,545,110
SPECIALTY RETAIL (5.2%)
  BED BATH & BEYOND*                                                                 22,500         762,750
  BEST BUY*                                                                          16,000       1,191,680
  HOME DEPOT                                                                         86,300       4,402,163
  LOWE'S                                                                             42,500       1,972,425
  RADIOSHACK                                                                         25,200         758,520
  TJX COMPANIES                                                                      21,900         872,934
                                                                                               ------------
                                                                                                  9,960,472


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  ACCESSOR 23

                                   GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2001

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                          SHARES       VALUE
-----------------------------------------------------------------------------------------------------------
TOBACCO (1.9%)
  PHILIP MORRIS                                                                      75,500    $  3,461,675
  UST                                                                                 6,400         224,000
                                                                                               ------------
                                                                                                  3,685,675
WIRELESS TELECOMMUNCATION SERVICES (0.5%)
  NEXTEL COMMUNICATIONS CLASS A*                                                     35,100         384,696
  SPRINT - FON GROUP*                                                                21,400         522,374
                                                                                               ------------
                                                                                                    907,070

TOTAL COMMON STOCK (IDENTIFIED COST $167,889,006)                                               186,954,305
                                                                                               ------------

INVESTMENT COMPANIES (0.4%)

  SPDR TRUST                                                                          6,000         685,920
                                                                                               ------------

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $688,241)                                               685,920
                                                                                               ------------

                                                        INTEREST    MATURITY      PRINCIPAL
SHORT-TERM INVESTMENTS (2.1%)                             RATE        DATE          AMOUNT         VALUE
  FIFTH THIRD REPURCHASE AGREEMENT DATED                  1.52%    01/02/2002   $ 4,089,497       4,089,497
  12/31/01 (Collateralized By $5,449,532 Fnma  Strip                                           ------------
  Zero Coupon, 5-1-28, Market Value $4,212, 182)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $4,089,497)                                         4,089,497
                                                                                               ------------


TOTAL INVESTMENTS (100.9%) (IDENTIFIED COST $172,666,744)(1)                                    191,729,722

 OTHER ASSETS LESS LIABILITIES (-0.9%)                                                           (1,663,317)
                                                                                               ------------
NET ASSETS (100.0%)                                                                            $190,066,405
                                                                                               ============


 * Non-income producing security.
(1)See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  ACCESSOR 24

                                   VALUE FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2001

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                          SHARES       VALUE
-----------------------------------------------------------------------------------------------------------
COMMON STOCK (96.9%)

AEROSPACE & DEFENSE (2.4%)
  BOEING                                                                             30,100    $  1,167,278
  GENERAL DYNAMICS                                                                    7,300         581,372
  LOCKHEED MARTIN                                                                    37,500       1,750,125
                                                                                               ------------
                                                                                                  3,498,775
AIR FREIGHT & COURIERS (1.0%)
  FEDEX*                                                                             27,500       1,426,700
                                                                                               ------------
                                                                                                  1,426,700
AIRLINES (0.4%)
  SOUTHWEST AIRLINES                                                                 34,000         628,320
                                                                                               ------------
                                                                                                    628,320
AUTOMOBILES (0.7%)
  FORD MOTOR                                                                         34,900         548,628
  GENERAL MOTORS                                                                      9,300         451,980
                                                                                               ------------
                                                                                                  1,000,608
BANKS (9.4%)
  BANK OF AMERICA                                                                    50,400       3,172,680
  GOLDEN WEST FINANCIAL                                                              19,500       1,147,575
  KEY                                                                                51,400       1,251,076
  NATIONAL CITY                                                                      66,500       1,944,460
  US BANCORP                                                                          2,786          58,311
  UNIONBANCAL                                                                        55,400       2,105,200
  WACHOVIA                                                                           77,600       2,433,536
  WASHINGTON MUTUAL                                                                  10,600         346,620
  WELLS FARGO                                                                        23,100       1,003,695
                                                                                               ------------
                                                                                                 13,463,153
BEVERAGES (0.5%)
  PEPSI BOTTLING GROUP                                                               27,300         641,550
                                                                                               ------------
                                                                                                    641,550
CHEMICALS (3.4%)
  AIR PRODUCTS & CHEMICALS                                                           12,300         576,993
  E.I. DU PONT DE NEMOURS                                                            32,400       1,377,324
  ENGELHARD                                                                          21,200         586,816
  FMC*                                                                               16,000         952,000
  ROHM & HAAS                                                                        40,500       1,402,515
                                                                                               ------------
                                                                                                  4,895,648
COMMERCIAL SERVICES & SUPPLIES (2.2%)
  FIRST DATA                                                                         26,300       2,063,235
  WASTE MANAGEMENT                                                                   34,100       1,088,131
                                                                                               ------------
                                                                                                  3,151,366
COMMUNICATIONS EQUIPMENT (1.9%)
  AGERE SYSTEMS CLASS A*                                                            209,000       1,189,210
  ENTERASYS NETWORKS*                                                                79,800         706,230
  MOTOROLA                                                                           54,400         817,088
                                                                                               ------------
                                                                                                  2,712,528
COMPUTERS & PERIPHERALS (1.4%)
  HEWLETT-PACKARD                                                                    84,800       1,741,792
  PALM*                                                                              76,100         295,268
                                                                                               ------------
                                                                                                  2,037,060


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  ACCESSOR 25

                                   VALUE FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2001

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                          SHARES       VALUE
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS (11.4%)
  CITIGROUP                                                                         155,187    $  7,833,840
  FEDERAL HOME LOAN MORTGAGE                                                         28,800       1,883,520
  FANNIE MAE                                                                         15,000       1,192,500
  GOLDMAN SACHS                                                                       7,700         714,175
  LEHMAN BROTHERS HOLDINGS                                                            7,100         474,280
  MERRILL LYNCH                                                                      62,700       3,267,924
  STILWELL FINANCIAL                                                                 34,400         936,368
                                                                                               ------------
                                                                                                 16,302,607
DIVERSIFIED TELECOMMUNCICATION SERVICES (9.1%)
  AT&T                                                                              178,100       3,230,734
  ALLTEL                                                                              4,500         277,785
  BELLSOUTH                                                                          14,200         541,730
  SBC COMMUNICATIONS                                                                 55,900       2,189,603
  SPRINT - FON GROUP                                                                 24,500         491,960
  VERIZON COMMUNICATIONS                                                            103,700       4,921,602
  WORLDCOM - WORLDCOM GROUP                                                         101,050       1,422,784
                                                                                               ------------
                                                                                                 13,076,198
ELECTRIC UTILITIES (4.6%)
  DOMINION RESOURCES                                                                 18,100       1,087,810
  DUKE ENERGY                                                                        41,500       1,629,290
  EXELON                                                                             10,600         507,528
  FIRSTENERGY                                                                        37,500       1,311,750
  FPL GROUP                                                                          24,000       1,353,600
  PINNACLE WEST CAPITAL                                                              15,800         661,230
                                                                                               ------------
                                                                                                  6,551,208
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.8%)
  SANMINA - SCI*                                                                     96,500       1,920,350
  SOLECTRON*                                                                         54,800         618,144
                                                                                               ------------
                                                                                                  2,538,494
ENERGY EQUIPMENT & SERVICES (1.0%)
  HALLIBURTON                                                                       111,900       1,465,890
                                                                                               ------------
                                                                                                  1,465,890
FOOD & DRUG RETAILING (1.1%)
  SAFEWAY*                                                                           38,600       1,611,550
                                                                                               ------------
                                                                                                  1,611,550
GAS UTILITIES (0.7%)
  EL PASO                                                                            23,100       1,030,491
                                                                                               ------------
                                                                                                  1,030,491
HEALTH CARE PROVIDERS & SERVICES (1.1%)
  ANTHEM*                                                                             1,400          69,300
  CIGNA                                                                               4,200         389,130
  COLUMBIA/HCA                                                                        4,000         154,160
  MCKESSON                                                                           24,700         923,780
                                                                                               ------------
                                                                                                  1,536,370
HEALTH CARE EQUIPMENT & SUPPLIES (0.3%)
  BECTON DICKINSON                                                                   14,600         483,990
                                                                                               ------------
                                                                                                    483,990
HOTELS, RESTAURANTS & LEISURE (0.9%)
  BRINKER INTERNATIONAL*                                                             18,000         535,680
  MCDONALDS                                                                          29,600         783,512
                                                                                               ------------
                                                                                                  1,319,192


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  ACCESSOR 26

                                   VALUE FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2001

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                          SHARES       VALUE
-----------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES (0.6%)
  NEWELL RUBBERMAID                                                                  31,600    $    871,212
                                                                                               ------------
                                                                                                    871,212
INDUSTRIAL CONGLOMERATES (3.8%)
  TYCO INTERNATIONAL                                                                 91,700       5,401,130
                                                                                               ------------
                                                                                                  5,401,130
INSURANCE (9.1%)
  AMBAC FINANCIAL GROUP                                                              35,000       2,025,100
  AMERICAN INTERNATIONAL GROUP                                                       85,800       6,812,520
  HARTFORD FINANCIAL SERVICES GROUP                                                  16,600       1,042,978
  MBIA                                                                               46,500       2,493,795
  XL CAPITAL CLASS A                                                                  6,900         630,384
                                                                                               ------------
                                                                                                 13,004,777
INTERNET SOFTWARE & SERVICES (0.5%)
  VERISIGN*                                                                          18,900         718,956
                                                                                               ------------
                                                                                                    718,956
IT CONSULTING & SERVICES (0.3%)
  COMPUTER SCIENCES*                                                                  9,100         445,718
                                                                                               ------------
                                                                                                    445,718
LEISURE EQUIPMENT & PRODUCTS (0.3%)
  EASTMAN KODAK                                                                      16,800         494,424
                                                                                               ------------
                                                                                                    494,424
MACHINERY (0.6%)
  CATERPILLAR                                                                        16,100         841,225
                                                                                               ------------
                                                                                                    841,225
MEDIA (7.1%)
  AOL TIME WARNER*                                                                  167,800       5,386,380
  CLEAR CHANNEL COMMUNICATIONS*                                                      12,600         641,466
  COMCAST SPECIAL CLASS A*                                                           27,500         990,000
  GANNETT                                                                            15,300       1,028,619
  LIBERTY MEDIA CLASS A*                                                            125,700       1,759,800
  VIACOM*                                                                             7,000         309,050
                                                                                               ------------
                                                                                                 10,115,315
METALS & MINING (0.8%)
  ALCOA                                                                              14,700         522,585
  FREEPORT-MCMORAN C & G*                                                            48,600         650,754
                                                                                               ------------
                                                                                                  1,173,339
MULTILINE RETAIL (1.5%)
  DOLLAR GENERAL                                                                     45,500         677,950
  FAMILY DOLLAR STORES                                                               32,500         974,350
  ROSS STORES                                                                        16,300         522,904
                                                                                               ------------
                                                                                                  2,175,204
MULTI-UTILITIES (0.7%)
  DYNEGY CLASS A                                                                     37,600         958,800
                                                                                               ------------
                                                                                                    958,800
OIL & GAS (11.5%)
  ASHLAND                                                                            31,800       1,465,344
  BURLINGTON RESOURCES                                                               41,000       1,539,140
  CHEVRONTEXACO                                                                      38,677       3,465,846
  CONOCO                                                                             52,600       1,488,580
  EOG RESOURCES                                                                      19,200         750,912
  EXXON MOBIL                                                                       162,176       6,373,517


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  ACCESSOR 27

                                   VALUE FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2001

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                          SHARES       VALUE
-----------------------------------------------------------------------------------------------------------
OIL & GAS - CONTINUED
  ROYAL DUTCH PETROLEUM ADR                                                          28,000    $  1,372,560
                                                                                               ------------
                                                                                                 16,455,899
PAPER & FOREST PRODUCTS (0.5%)
  WEYERHAEUSER                                                                       11,800         638,144
                                                                                               ------------
                                                                                                    638,144
PHARMACEUTICALS (0.4%)
  ABBOTT LABORATORIES                                                                10,300         574,225
                                                                                               ------------
                                                                                                    574,225
SEMICONDUCTOR EQUIPMENT & PRODUCTS (0.2%)
  VITESSE SEMICONDUCTOR*                                                             25,700         320,222
                                                                                               ------------
                                                                                                    320,222
SOFTWARE (1.2%)
  COMPUTER ASSOCIATES INTERNATIONAL                                                  49,700       1,714,153
                                                                                               ------------
                                                                                                  1,714,153
SPECIALTY RETAIL (0.8%)
  CIRCUIT CITY STORES                                                                45,300       1,175,535
                                                                                               ------------
                                                                                                  1,175,535
TEXTILES & APPAREL (0.4%)
  NIKE CLASS B                                                                       10,900         613,016
                                                                                               ------------
                                                                                                    613,016
TOBACCO (0.3%)
  RJ REYNOLDS TOBACCO HOLDINGS                                                        8,600         484,180
                                                                                               ------------
                                                                                                    484,180
WIRELESS TELECOMMUNICATION SERVICES (1.0%)
  AT&T WIRELESS SERVICES*                                                            98,300       1,412,571
                                                                                               ------------
                                                                                                  1,412,571

TOTAL COMMON STOCK (IDENTIFIED COST $145,513,180)                                               138,959,743
                                                                                               ------------

                                                        INTEREST    MATURITY      PRINCIPAL
SHORT-TERM INVESTMENTS (1.8%)                             RATE        DATE          AMOUNT         VALUE
  FIFTH THIRD REPURCHASE AGREEMENT DATED                  1.52%    01/02/2002   $ 2,566,987       2,566,987
  12/31/01 (Collateralized By $2,587,563 Freddie Mac                                           ------------
  Pool # C58631, 5-1-31, Market Value $2,643,997)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $2,566,987)                                         2,566,987
                                                                                               ------------

TOTAL INVESTMENTS (98.7%) (IDENTIFIED COST $148,080,167)(1)                                     141,526,730

OTHER ASSETS LESS LIABILTIES (1.3%)                                                               1,821,456
                                                                                               ------------
NET ASSETS (100.0%)                                                                            $143,348,186
                                                                                               ============


 * Non-income producing security.
(1)See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  ACCESSOR 28

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2001

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                          SHARES       VALUE
-----------------------------------------------------------------------------------------------------------
COMMON STOCK (99.6%)

AEROSPACE & DEFENSE (0.7%)
  ALLIANT TECHSYSTEMS*                                                                9,000    $    694,800
  ALLIED RESEARCH*                                                                   36,800         512,256
  KAMAN                                                                              10,100         157,560
                                                                                               ------------
                                                                                                  1,364,616
AIR FREIGHT & COURIERS (1.3%)
  AIRBORNE                                                                           80,100       1,187,883
  EXPEDITORS INTERNATIONAL OF WASHINGTON                                              8,300         472,685
  UNITED PARCEL SERVICE                                                              13,500         735,750
                                                                                               ------------
                                                                                                  2,396,318
AIRLINES (0.1%)
  ATLANTIC COAST AIRLINES HOLDINGS*                                                   7,000         163,030
                                                                                               ------------
                                                                                                    163,030
AUTO COMPONENTS (1.1%)
  ARVINMERITOR                                                                       27,500         540,100
  BANDAG                                                                             11,500         399,740
  DURA AUTOMOTIVE SYSTEMS*                                                           48,100         529,100
  LEAR*                                                                              18,300         697,962
                                                                                               ------------
                                                                                                  2,166,902
AUTOMOBILES (0.3%)
  FLEETWOOD ENTERPRISES                                                              23,900         270,787
  WINNEBAGO INDUSTRIES                                                                5,900         217,946
                                                                                               ------------
                                                                                                    488,733
BANKS (8.1%)
  ASTORIA FINANCIAL                                                                  68,800       1,820,448
  BANKATLANTIC BANCORP                                                               65,700         603,126
  BANK UNITED (WASHINGTON MUTUAL)*                                                   26,400           2,640
  CITY NATIONAL                                                                      44,000       2,061,400
  FIRSTMERIT                                                                         17,300         468,657
  FLAGSTAR BANCORP                                                                   32,000         644,160
  GREATER BAY BANCORP                                                                22,900         654,482
  GREENPOINT FINANCIAL                                                               41,500       1,483,625
  M&T BANK                                                                           19,000       1,384,150
  NEW CENTURY FINANCIAL*                                                             29,400         397,782
  NEW YORK COMMUNITY BANCORP                                                         19,600         448,252
  NORTH FORK BANCORPORATION                                                          36,752       1,175,696
  PFF BANCORP                                                                         5,400         149,040
  POPULAR                                                                            20,400         593,232
  PROVIDENT FINANCIAL GROUP                                                          24,400         641,232
  UMB FINANCIAL                                                                       8,925         357,000
  UNIONBANCAL                                                                        63,300       2,405,400
                                                                                               ------------
                                                                                                 15,290,322
BEVERAGES (0.22%)
  CONSTELLATION BRANDS CLASS A* (0.2%)                                                9,800         419,930
                                                                                               ------------
                                                                                                    419,930
BIOTECHNOLOGY (3.9%)
  ALBANY MOLECULAR RESEARCH*                                                         24,700         654,303
  CELL THERAPEUTICS*                                                                  6,200         149,668
  CHARLES RIVER LABORATORIES INTERNATIONAL*                                          21,400         716,472
  DIVERSA*                                                                           22,600         319,790
  EXACT SCIENCES*                                                                    12,500         128,250


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  ACCESSOR 29

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2001

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                          SHARES       VALUE
-----------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - CONTINUED
  GENENCOR INTERNATIONAL*                                                            16,700    $    266,532
  GENENTECH*                                                                          3,300         179,025
  GILEAD SCIENCES*                                                                    4,000         262,880
  IDEC PHARMACEUTICALS*                                                              14,100         971,913
  KOSAN BIOSCIENCES*                                                                 46,600         372,334
  MAXYGEN*                                                                           15,900         279,363
  MILLENNIUM PHARMACEUTICAL*                                                         32,300         791,673
  MYRIAD GENETICS*                                                                    2,200         115,808
  PROTEIN DESIGN LABS*                                                               12,100         398,453
  SEPRACOR*                                                                           9,300         530,658
  SEROLOGICALS*                                                                      13,000         279,500
  TECHNE*                                                                            28,200       1,039,170
                                                                                               ------------
                                                                                                  7,455,792
BUILDING PRODUCTS (0.5%)
  NCH                                                                                 3,200         166,880
  PENN ENGINEERING & MANUFACTURING                                                    7,200         120,600
  USG                                                                                18,700         106,964
  YORK INTERNATIONAL                                                                 12,700         484,251
                                                                                               ------------
                                                                                                    878,695
CHEMICALS (0.8%)
  LUBRIZOL                                                                           33,600       1,179,024
  SYMYX TECHNOLOGIES*                                                                12,200         259,128
                                                                                               ------------
                                                                                                  1,438,152
COMMERCIAL SERVICES & SUPPLIES (4.7%)
  ADMINISTAFF*                                                                       20,600         564,646
  ADVANCED MARKETING SERVICES                                                        16,800         306,600
  APOLLO GROUP CLASS A*                                                               5,900         265,559
  BANTA                                                                              16,300         481,176
  CARRIAGE SERVICES*                                                                 41,900         220,813
  CENDANT*                                                                           17,064         334,625
  CHECKFREE*                                                                         12,100         217,800
  CORPORATE EXECUTIVE BOARD*                                                         13,600         499,120
  CORRECTIONS CORPORATION OF AMERICA*                                                 9,800         181,888
  CSG SYS INTERNATIONAL*                                                              8,300         335,735
  DST SYSTEMS*                                                                       11,100         553,335
  F.Y.I.*                                                                            21,400         716,900
  FACTSET RESEARCH SYSTEMS                                                            5,300         185,235
  FORRESTER RESEARCH*                                                                 8,800         177,232
  G & K SERVICES                                                                      5,800         187,340
  GLOBAL PAYMENTS                                                                    10,880         374,272
  KFORCE*                                                                            31,100         195,619
  KORN/FERRY INTERNATIONAL*                                                          26,400         281,160
  KRONOS*                                                                            17,250         834,555
  LEARNING TREE INTERNATIONAL*                                                       21,000         585,900
  NCO GROUP*                                                                         19,500         446,550
  RIGHT MANAGEMENT CONSULTANTS*                                                      22,800         394,440
  WALLACE COMPUTER SERVICES                                                          12,400         235,476
  WATSON WYATT & COMPANY HOLDING*                                                    17,500         381,500
                                                                                               ------------
                                                                                                  8,957,476
COMMUNICATIONS EQUIPMENT (2.5%)
  CROWN CASTLE INTERNATIONAL*                                                        48,200         514,776


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                   ACCESSOR 30

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2001

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                          SHARES       VALUE
-----------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - CONTINUED
  FOUNDRY NETWORKS*                                                                  36,700    $    299,105
  INTERSIL*                                                                          25,200         812,700
  INTER-TEL                                                                          16,200         311,364
  JUNIPER NETWORKS*                                                                  27,400         519,230
  NUCENTRIX BROADBAND NETWORKS*                                                       9,500         104,500
  ONI SYSTEMS*                                                                       41,200         258,324
  SILICON LABORATORIES*                                                              17,400         586,554
  SYCAMORE NETWORKS*                                                                 64,600         346,256
  TEKELEC*                                                                            6,800         123,148
  TELULAR*                                                                           14,200         130,356
  UTSTARCOM*                                                                         20,800         592,800
  WJ COMMUNICATIONS*                                                                 24,000          87,600
                                                                                               ------------
                                                                                                  4,686,713
COMPUTERS & PERIPHERALS (1.3%)
  EMULEX*                                                                             7,000         276,570
  HANDSPRING*                                                                        23,400         157,716
  IMATION*                                                                           12,800         276,224
  STORAGE TECHNOLOGY*                                                                69,300       1,432,431
  VIRAGE LOGIC*                                                                      18,000         346,140
                                                                                               ------------
                                                                                                  2,489,081
CONSTRUCTION & ENGINEERING (0.1%)
  QUANTA SERVICES*                                                                   15,650         241,480
                                                                                               ------------
                                                                                                    241,480
CONTAINERS & PACKAGING (0.1%)
  SMURFIT-STONE CONTAINER*                                                           11,000         175,670
                                                                                               ------------
                                                                                                    175,670
DIVERSIFIED FINANCIALS (7.6%)
  AMERICAN CAPITAL STRATEGIES                                                         9,100         257,985
  BERKSHIRE HATHAWAY*                                                                   105       7,938,000
  COMPUCREDIT*                                                                       39,100         459,816
  DORAL FINANCIAL                                                                     6,800         212,228
  E*TRADE GROUP*                                                                     11,400         116,850
  EATON VANCE                                                                        20,500         728,775
  AG EDWARDS                                                                         10,900         481,453
  FEDERATED INVESTORS                                                                62,000       1,976,560
  JEFFERIES GROUP                                                                    14,400         609,264
  METRIS                                                                             15,900         408,789
  SEI INVESTMENTS                                                                    24,400       1,100,684
                                                                                               ------------
                                                                                                 14,290,404
DIVERSIFIED TELECOMMUNICATION SERVICES (0.7%)
  IDT*                                                                               40,600         674,366
  LEVEL 3 COMMUNICATIONS*                                                            81,900         409,500
  WORLDCOM - MCI GROUP                                                               14,000         177,800
                                                                                               ------------
                                                                                                  1,261,666
ELECTRIC UTILITIES (1.3%)
  ALLETE                                                                             51,900       1,307,880
  CHRONIMED*                                                                         11,300          72,320
  PNM RESOURCES                                                                      33,900         947,505
  PUGET ENERGY                                                                        6,700         146,663
                                                                                               ------------
                                                                                                  2,474,368


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                   ACCESSOR 31

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2001

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                          SHARES       VALUE
-----------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT (1.9%)
  AVX                                                                                25,500    $    601,545
  ACTUANT*                                                                           11,500         386,400
  AMPHENOL*                                                                           9,700         466,085
  BELDEN                                                                             22,100         520,455
  ELECTRO SCIENTIFIC INDUSTRIES*                                                      4,500         135,045
  LITTELFUSE*                                                                        14,900         390,976
  POWER INTEGRATIONS*                                                                 8,900         203,276
  TECHNITROL                                                                         19,900         549,638
  WILSON GREATBATCH TECHNOLOGIES*                                                    11,800         425,980
                                                                                               ------------
                                                                                                  3,679,400
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.9%)
  ANIXTER INTERNATIONAL*                                                             22,300         646,923
  ARROW ELECTRONICS*                                                                 28,600         855,140
  CHECKPOINT SYSTEMS*                                                                13,400         179,560
  DDI*                                                                               11,100         109,224
  FLIR SYSTEMS*                                                                      11,300         428,496
  TECH DATA*                                                                         22,500         973,800
  WATERS*                                                                             8,400         325,500
                                                                                               ------------
                                                                                                  3,518,643
ENERGY EQUIPMENT & SERVICES (1.1%)
  ATWOOD OCEANICS*                                                                    6,000         209,100
  BJ SERVICES*                                                                       10,800         350,460
  EVERGREEN SOLAR*                                                                   23,500          79,900
  GULF ISLAND FABRICATION*                                                           22,600         282,726
  KANEB SERVICES                                                                      6,200         121,210
  KEY ENERGY SERVICES*                                                               37,300         343,160
  OIL STATES INTERNATIONAL*                                                          16,500         150,150
  PRIDE INTERNATIONAL*                                                               18,200         274,820
  TETRA TECHNOLOGIES*                                                                17,200         360,340
                                                                                               ------------
                                                                                                  2,171,866
FOOD & DRUG RETAILING (0.2%)
  NASH-FINCH                                                                         13,300         413,630
                                                                                               ------------
                                                                                                    413,630
FOOD PRODUCTS (2.7%)
  DEAN FOODS*                                                                        16,002       1,091,316
  J.M. SMUCKER                                                                        6,600         233,508
  KRAFT FOODS                                                                         4,776         162,527
  MCCORMICK & CO                                                                     32,400       1,359,828
  MONSANTO                                                                           32,800       1,108,640
  SMITHFIELD FOODS*                                                                  31,700         698,668
  TYSON FOODS                                                                        45,900         530,145
                                                                                               ------------
                                                                                                  5,184,632
GAS UTILITIES (0.3%)
  EQUITABLE RESOURCES                                                                 4,600         156,722
  NATIONAL FUEL GAS                                                                  16,500         407,550
                                                                                               ------------
                                                                                                    564,272
HEALTH CARE EQUIPMENT & SUPPLIES (1.8%)
  BECKMAN COULTER                                                                    34,800       1,541,640
  CEPHEID*                                                                           32,900         138,180
  COOPER                                                                             13,900         694,722
  CYRO-CELL INTERNATIONAL*                                                           12,700          62,230


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                   ACCESSOR 32

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2001

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                          SHARES       VALUE
-----------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES - CONTINUED
  HILLENBRAND INDUSTRIES                                                              5,200    $    287,404
  INHALE THERAPEUTIC SYSTEMS*                                                        18,100         335,755
  MERIDIAN MEDICAL TECHNOLOGIES*                                                      5,100         134,130
  QUEST DIAGNOSTIC*                                                                   3,300         236,643
                                                                                               ------------
                                                                                                  3,430,704
HEALTH CARE PROVIDERS & SERVICES (3.7%)
  ADVANCEPCS*                                                                        13,100         384,485
  COMMUNITY HEALTH SYSTEMS*                                                          23,200         591,600
  FIRST HEALTH GROUP*                                                                38,800         959,912
  HEALTH NET*                                                                        17,200         374,616
  LABORATORY CORP AMER HOLDINGS*                                                      6,600         533,610
  MAGELLAN HEALTH SERVICES*                                                          38,900         247,015
  MID ATLANTIC MEDICAL SERVICES*                                                     41,600         944,320
  NDCHEALTH                                                                          13,600         469,880
  OXFORD HEALTH PLANS*                                                               12,500         376,750
  PEDIATRIX MED GROUP*                                                                9,900         335,808
  SIERRA HEALTH SERVICES*                                                            77,400         626,940
  TRIGON HEALTHCARE*                                                                 15,200       1,055,640
                                                                                               ------------
                                                                                                  6,900,576
HOTELS, RESTAURANTS & LEISURE (2.4%)
  ARGOSY GAMING*                                                                     36,900       1,199,988
  BRINKER INTERNATIONAL*                                                             31,650         941,904
  CRESTLINE CAPITAL*                                                                  6,100         189,466
  GTECH HOLDINGS*                                                                    15,100         683,879
  INTERNATIONAL GAME TECHNOLOGY*                                                      7,500         512,250
  LONE STAR STEAKHOUSE & SALOON                                                       8,400         124,572
  MANDALAY RESORT GROUP*                                                             11,100         237,540
  MGM MIRAGE*                                                                        19,300         557,191
                                                                                               ------------
                                                                                                  4,446,790
HOUSEHOLD DURABLES (2.3%)
  CHAMPION ENTERPRISES*                                                              28,100         345,911
  HARMAN INTERNATIONAL INDUSTRY                                                      12,700         572,770
  MOHAWK INDUSTRIES*                                                                 10,500         576,240
  NVR*                                                                                6,100       1,244,400
  RYLAND GROUP                                                                       11,200         819,840
  TORO                                                                               19,100         859,500
                                                                                               ------------
                                                                                                  4,418,661
HOUSEHOLD PRODUCTS (1.0%)
  CHURCH & DWIGHT                                                                    59,400       1,581,822
  DIAL                                                                               13,400         229,810
                                                                                               ------------
                                                                                                  1,811,632
IT CONSULTING & SERVICES (2.2%)
  AFFILIATED COMPUTER SERVICES*                                                      18,700       1,984,631
  AMERICAN MANAGEMENT SYSTEMS*                                                       31,500         569,520
  CACI INTERNATIONAL*                                                                 9,000         355,365
  COGNIZANT TECHNOLOGY SOLUTIONS*                                                     4,200         172,116
  DATALINK*                                                                          10,100          61,408
  IDX SYSTEMS*                                                                       27,800         361,678
  OVERTURE SERVICES*                                                                  9,600         340,128
  TIER TECHNOLOGIES*                                                                 11,800         254,408
                                                                                               ------------
                                                                                                  4,099,254


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                   ACCESSOR 33

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2001

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                          SHARES       VALUE
-----------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES (0.1%)
  STANDEX INTERNATIONAL                                                               4,900    $    106,575
                                                                                               ------------
                                                                                                    106,575
INSURANCE (2.9%)
  BROWN & BROWN                                                                       8,800         240,240
  FIDELITY NATIONAL FINANCIAL                                                        31,910         791,368
  FIRST AMERICAN                                                                     13,500         252,990
  GALLAGER                                                                            4,800         165,552
  NATIONWIDE FINANCIAL SERVICES                                                      33,400       1,384,764
  OLD REPUBLIC INTERNATIONAL                                                         37,900       1,061,579
  PMI GROUP                                                                          13,200         884,532
  PRUDENTIAL FINANCIAL*                                                              18,178         603,328
  STEWART INFORMATION SERVICES*                                                       8,900         175,775
                                                                                               ------------
                                                                                                  5,560,128
INTERNET & CATALOG RETAIL (0.8%)
  COLDWATER CREEK*                                                                   11,800         249,924
  EBAY*                                                                              15,200       1,016,880
  HOTEL RESERVATIONS NETWORK*                                                         5,800         266,800
                                                                                               ------------
                                                                                                  1,533,604
INTERNET SOFTWARE & SERVICES (3.1%)
  AKAMAI TECHNOLOGIES*                                                               35,000         207,900
  ARIBA*                                                                             45,000         277,200
  AVOCENT*                                                                            5,100         123,675
  FREEMARKETS*                                                                       20,800         498,576
  NEOFORMA*                                                                          15,000         437,250
  NETRATINGS*                                                                        16,200         254,016
  OPENWAVE SYSTEMS*                                                                  17,600         172,304
  PRICELINE.COM*                                                                     49,500         288,090
  QRS*                                                                               20,200         284,820
  QUOVADX*                                                                           18,300         167,445
  REGISTER.COM*                                                                      28,200         324,300
  RIVERSTONE NETWORKS*                                                               15,400         255,640
  S1*                                                                                29,200         472,456
  VASTERA*                                                                           29,400         488,334
  VERISIGN*                                                                          23,405         890,326
  WEBEX COMMUNICATIONS*                                                               7,700         191,345
  WEBSENSE*                                                                          14,400         461,808
                                                                                               ------------
                                                                                                  5,795,485
LEISURE EQUIPMENT & PRODUCTS (0.6%)
  AMERICAN COIN MERCHANDISING*                                                        6,100          50,203
  DIRECT FOCUS*                                                                      13,275         414,180
  MULTIMEDIA GAMES*                                                                   6,100         231,739
  PARKERVISION*                                                                       6,700         140,700
  RACINGS CHAMPIONS*                                                                 22,000         270,600
                                                                                               ------------
                                                                                                  1,107,422
MACHINERY (1.3%)
  ALBANY INTERNATIONAL                                                                7,000         151,900
  APPLIED INDUSTRIAL TECH                                                             7,200         134,280
  BARNES GROUP                                                                        5,500         131,945
  CLARCOR                                                                             9,900         268,785
  COORSTEK*                                                                           4,900         156,016
  MANITOWOC                                                                          30,200         939,220


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                   ACCESSOR 34

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2001

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                          SHARES       VALUE
-----------------------------------------------------------------------------------------------------------
MACHINERY - CONTINUED
  ROFIN-SINAR TECHNOLOGIES*                                                           4,500    $     45,000
  SPS TECHNOLOGIES*                                                                   7,500         261,900
  TECUMSEH PRODUCTS                                                                   7,200         364,536
  TRANSTECHNOLOGY*                                                                    7,200          73,440
                                                                                               ------------
                                                                                                  2,527,022
MEDIA (6.4%)
  ACME COMMUNICATIONS*                                                               41,300         278,362
  ADVO*                                                                               8,400         361,200
  CABLEVISION SYSTEMS*                                                               10,850         267,995
  COX COMMUNICATIONS*                                                                44,800       1,877,568
  CUMULUS MEDIA*                                                                     13,700         221,666
  ECHOSTAR COMMUNICATIONS*                                                           35,800         983,426
  GEMSTAR-TV GUIDE INTERNATIONAL*                                                    38,800       1,074,760
  GREY GLOBAL GROUP                                                                     300         200,025
  HEARST-ARGYLE TELEVISION*                                                          12,300         265,188
  LIBERTY MEDIA - CLASS A*                                                          115,900       1,622,600
  MACROVISION*                                                                        4,400         154,968
  MEDIA GENERAL                                                                         300          14,949
  PANAMSAT*                                                                          38,800         848,944
  PIXAR*                                                                             29,200       1,050,032
  READERS DIGEST ASSOCIATION                                                         18,800         433,904
  REGENT COMMUNICATIONS*                                                             14,300          96,525
  SCRIPPS                                                                            16,400       1,082,400
  USA NETWORKS*                                                                       5,200         142,012
  THE WASHINGTON POST                                                                   300         159,000
  WESTWOOD ONE*                                                                       5,200         156,260
  XM SATELLITE RADIO HOLDINGS*                                                       29,500         541,620
  YOUNG BROADCASTING*                                                                 9,300         166,935
                                                                                               ------------
                                                                                                 12,000,339
METALS & MINING (0.8%)
  CARPENTER TECHNOLOGY                                                                7,100         189,002
  MUELLER INDUSTRIES*                                                                26,300         874,475
  RELIANCE STEEL & ALUMINUM                                                           5,700         149,625
  USEC                                                                               38,200         273,512
                                                                                               ------------
                                                                                                  1,486,614
MULTILINE RETAIL (0.7%)
  NEIMAN MARCUS GROUP*                                                               27,900         866,853
  ROSS STORES                                                                        15,500         497,240
                                                                                               ------------
                                                                                                  1,364,093
MULTI-UTILITIES (1.1%)
  ENERGY EAST                                                                        85,900       1,631,241
  NRG ENERGY*                                                                        27,800         430,900
                                                                                               ------------
                                                                                                  2,062,141
OFFICE ELECTRONICS (0.1%)
  POLYCOM*                                                                            4,800         165,120
                                                                                               ------------
                                                                                                    165,120
OIL & GAS (2.8%)
  CHILES OFFSHORE*                                                                   15,700         312,273
  FRONTIER OIL                                                                       15,500         257,920
  HOLLY                                                                              31,500         606,375
  HOUSTON EXPLORATION*                                                               38,700       1,299,546


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                   ACCESSOR 35

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2001

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                          SHARES       VALUE
-----------------------------------------------------------------------------------------------------------
OIL & GAS - CONTINUED
  MURPHY OIL                                                                          5,800    $    487,432
  NATCO GROUP*                                                                       21,100         147,700
  NEWFIELD EXPLORATION*                                                               9,400         333,794
  ULTRA PETROLEUM*                                                                   19,900         121,191
  ULTRAMAR DIAMOND SHAMROCK                                                          16,500         816,420
  VALERO ENERGY                                                                       4,000         152,480
  VINTAGE PETROLEUM                                                                  11,000         158,950
  WORLD FUEL SERVICES                                                                31,200         570,960
                                                                                               ------------
                                                                                                  5,265,041
PERSONAL PRODUCTS (0.3%)
  NBTY*                                                                              41,800         489,060
                                                                                               ------------
                                                                                                    489,060
PHARMACEUTICALS (3.2%)
  ANDRX GROUP*                                                                        2,200         154,902
  BARR LABORATORIES*                                                                  6,700         531,712
  D&K HEALTHCARE RESOURCES                                                            5,300         301,835
  EMISPHERE TECHNOLOGIES*                                                            19,200         612,672
  FIRST HORIZON PHARMACEUTICAL*                                                      31,950         939,011
  IMCLONE SYSTEMS*                                                                    2,828         131,389
  MAXIM PHARMACEUTICALS*                                                             27,200         187,680
  MEDICIS PHARMACEUTICAL - CLASS A*                                                  17,300       1,117,407
  MYLAN LABORATORIES                                                                 12,500         468,750
  PAIN THERAPEUTICS*                                                                 22,700         207,932
  PERRIGO*                                                                           37,600         444,432
  POZEN*                                                                             22,500         118,125
  RIGEL PHARMACEUTICALS*                                                             18,500          86,025
  TELIK*                                                                             28,500         384,750
  3 DIMENSIONAL PHARMACEUTICALS*                                                     44,100         374,409
                                                                                               ------------
                                                                                                  6,061,031
REAL ESTATE (5.6%)
  AMERICAN MORTGAGE ACCEPTANCE                                                        5,400          78,570
  APEX MORTGAGE CAPITAL                                                              69,300         779,625
  ARDEN REALTY                                                                       31,200         826,800
  BOSTON PROPERTIES                                                                  19,500         741,000
  CAPSTEAD MORTGAGE                                                                  13,700         321,950
  CARRAMERICA REALTY                                                                  8,200         246,820
  CRESCENT REAL ESTATE EQUITIES                                                      41,200         746,132
  EQUITY INNS                                                                        22,900         151,598
  FEDERAL REALTY INVESTMENT TRUST                                                    21,900         503,700
  FELCOR LODGING                                                                     31,800         531,378
  HEALTHCARE REALTY TRUST                                                             8,800         246,400
  HIGHWOODS PROPERTIES                                                               30,000         778,500
  JONES LANG LASALLE*                                                                31,400         566,770
  KILROY REALTY                                                                      27,300         717,171
  MACK CALI REALTY                                                                   11,600         359,832
  MILLS                                                                              17,100         452,808
  PS BUSINESS PARKS                                                                  12,400         390,600
  PRENTISS PROPERTIES TRUST                                                          31,400         861,930
  ROUSE                                                                              25,100         735,179
  SL GREEN REALTY                                                                    19,000         583,490
                                                                                               ------------
                                                                                                 10,620,253


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                   ACCESSOR 36

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2001

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                          SHARES       VALUE
-----------------------------------------------------------------------------------------------------------
ROAD & RAIL (0.9%)
  CNF                                                                                15,500    $    520,025
  USFREIGHTWAYS                                                                      35,400       1,111,560
                                                                                               ------------
                                                                                                  1,631,585
SEMICONDUCTOR EQUIPMENT & PRODUCTS (2.3%)
  ALPHA INDUSTRIES*                                                                  12,600         274,680
  CYMER*                                                                              6,800         181,764
  INTEGRATED CIRCUIT SYSTEMS*                                                        20,200         456,318
  INTEGRATED DEVICE TECHNOLOGY*                                                       7,100         188,789
  KULICKE & SOFFA INDUSTRIES*                                                        45,100         773,465
  LAM RESEARCH*                                                                      21,500         499,230
  MICROSEMI*                                                                          9,700         288,090
  MICROTUNE*                                                                         17,200         403,512
  PHOTRONICS*                                                                         6,100         191,235
  SEMTECH*                                                                           10,700         381,883
  STANDARD MICROSYSTEMS*                                                             22,300         346,096
  SUPERTEX*                                                                          15,200         266,152
                                                                                               ------------
                                                                                                  4,251,214
SOFTWARE (3.9%)
  ACTIVISION*                                                                        16,700         434,367
  BEA SYSTEMS*                                                                       21,800         335,938
  BLACK BOX*                                                                          4,200         222,096
  BOTTOMLINE TECHNOLOGIES*                                                           16,500         178,695
  CADENCE DESIGN SYSTEMS*                                                            29,900         655,408
  EMBARCADERO TECHNOLOGIES*                                                          13,400         324,280
  HPL TECHNOLOGIES*                                                                  10,900         194,565
  I2 TECHNOLOGIES*                                                                   62,500         493,750
  MSC.SOFTWARE*                                                                      12,900         201,240
  MAPICS*                                                                            32,800         202,048
  MAPINFO*                                                                            9,000         141,210
  MENTOR GRAPHICS*                                                                   24,300         572,751
  METASOLV*                                                                          38,100         299,085
  MICROMUSE*                                                                         11,300         169,500
  NETWORK ASSOCIATES*                                                                18,600         480,810
  OPNET TECHNOLOGIES*                                                                13,200         190,212
  RATIONAL SOFTWARE*                                                                 25,900         505,050
  SYMANTEC*                                                                          10,000         663,300
  SYNOPSYS*                                                                           4,900         289,443
  SYNPLICITY*                                                                        13,300         179,417
  ULTICOM*                                                                           15,700         157,942
  VERITY*                                                                            14,800         299,700
  WIND RIVER SYSTEMS*                                                                 6,400         114,624
                                                                                               ------------
                                                                                                  7,305,431
SPECIALTY RETAIL (2.7%)
  BARNES & NOBLE*                                                                     9,000         266,400
  BLOCKBUSTER CLASS A                                                                 4,600         115,920
  CDW COMPUTER CENTERS*                                                               9,700         520,987
  CHICO'S FAS*                                                                       10,800         428,760
  COPART*                                                                             3,600         130,932
  FINISH LINE*                                                                       17,100         261,459
  GROUP 1 AUTOMOTIVE*                                                                13,900         396,289
  GYMBOREE*                                                                          14,800         176,564


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                   ACCESSOR 37

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2001

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                          SHARES       VALUE
-----------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL - CONTINUED
  HOLLYWOOD ENTERTAINMENT*                                                           39,700    $    567,313
  INTIMATE BRANDS                                                                    23,400         347,724
  PAYLESS SHOESOURCE*                                                                 1,900         106,685
  PEP BOYS MANNY MOE & JACK                                                          26,300         451,045
  PETSMART*                                                                          49,200         484,128
  RENT-WAY*                                                                          17,200         103,028
  WEST MARINE*                                                                        9,300         136,617
  WET SEAL*                                                                          14,100         332,055
  ZALE*                                                                               7,700         322,476
                                                                                               ------------
                                                                                                  5,148,382
TEXTILES & APPAREL (0.4%)
  COACH*                                                                             11,100         432,678
  KENNETH COLE PRODUCTIONS*                                                          20,800         368,160
                                                                                               ------------
                                                                                                    800,838
TOBACCO (0.4%)
  R J REYNOLDS TOBACCO HOLDINGS                                                      12,900         726,270
                                                                                               ------------
                                                                                                    726,270
TRADING COMPANIES & DISTRIBUTORS (0.8%)
  HUGHES SUPPLY                                                                      22,600         697,662
  UNITED STATIONERS*                                                                 25,200         847,980
                                                                                               ------------
                                                                                                  1,545,642
WIRELESS TELECOMMUNICATION SERVICES (1.7%)
  AETHER SYSTEMS*                                                                    41,100         378,120
  COMARCO*                                                                           19,500         297,375
  NEXTEL PARTNERS*                                                                   25,100         301,200
  PRICE COMMUNICATIONS*                                                              39,700         757,873
  TELECORP  PCS*                                                                     60,200         750,694
  TRITON PCS HOLDINGS*                                                               12,000         352,200
  US UNWIRED*                                                                        24,600         250,428
  WIRELESS FACILITIES*                                                               18,200         122,486
                                                                                               ------------
                                                                                                  3,210,376

TOTAL COMMON STOCK (IDENTIFIED COST $194,593,023)                                               188,043,074
                                                                                               ------------

                                                        INTEREST    MATURITY      PRINCIPAL
SHORT-TERM INVESTMENTS (1.9%)                             RATE        DATE          AMOUNT         VALUE
  FIFTH THIRD REPURCHASE AGREEMENT DATED                  1.52%    1/2/2002     $ 3,621,987       3,621,987
  12/31/01 (Collateralized by $3,700,580 Fnma                                                  ------------
  Pool # 545415, 12-1-16, Market Value $3,730,647)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $3,621,987)                                         3,621,987
                                                                                               ------------

TOTAL INVESTMENTS (101.5%) (IDENTIFIED COST $198,215,010)(1)                                    191,665,061

LIABILITIES LESS OTHER ASSETS (-1.5%)                                                            (2,849,890)
                                                                                               ------------
NET ASSETS (100.00%)                                                                           $188,815,171
                                                                                               ============


 * Non-income producing security.
(1)See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                   ACCESSOR 38

                            INTERNATIONAL EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2001

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                          SHARES       VALUE
-----------------------------------------------------------------------------------------------------------
COMMON STOCK (98.6%)

BELGIUM (0.2%)
  INTERBREW                                                                           6,700    $    183,445
                                                                                               ------------
                                                                                                    183,445
BRAZIL (2.2%)
  ARACRUZ CELULOSE SA ADR                                                            14,300         259,974
  BANCO BRADESCO SA                                                              80,600,000         436,053
  BANCO ITAU SA                                                                   8,970,000         683,281
  COMPANHIA VALE DO RIO DOCE                                                         12,600         292,846
  ELETROPAULO METROPOLITANA SA                                                   17,900,000         604,285
                                                                                               ------------
                                                                                                  2,276,439
CANADA (3.2%)
  BALLARD POWER SYSTEMS*                                                              3,100          91,667
  BOMBARDIER CLASS B                                                                311,400       3,218,756
                                                                                               ------------
                                                                                                  3,310,423
CHINA (0.2%)
  GOOD MORNING SECURITIES*                                                           47,810         209,659
                                                                                               ------------
                                                                                                    209,659
DENMARK (0.6%)
  NOVO NORDISK A/S CLASS B                                                           16,100         658,429
                                                                                               ------------
                                                                                                    658,429
FINLAND (2.0%)
  NOKIA                                                                              60,700       1,488,971
  STORA ENSO OYJ                                                                     49,300         631,235
                                                                                               ------------
                                                                                                  2,120,206
FRANCE (8.0%)
  AVENTIS SA                                                                         23,200       1,647,418
  BNP PARIBAS SA                                                                      5,600         501,117
  CASTORAMA DUBOIS INVEST                                                             7,000         360,567
  LAFARGE SA                                                                          4,300         401,633
  L'OREAL                                                                             6,200         446,607
  PEUGEOT SA                                                                         11,400         484,689
  TOTALFINELF SA                                                                     16,359       2,336,395
  USINOR SA                                                                          34,900         436,603
  VIVENDI UNIVERSAL SA                                                               31,600       1,730,403
                                                                                               ------------
                                                                                                  8,345,432
GERMANY (6.4%)
  BAYERISCHE MOTOREN WERKE AG                                                        45,000       1,584,689
  DEUTSCHE BANK AG                                                                    8,900         628,418
  DEUTSCHE LUFTHANSA AG                                                              25,400         341,504
  E. ON AG                                                                           28,100       1,461,182
  FRESENIUS MEDICAL CARE AG                                                           5,600         346,544
  MUENCHENER RUECKVERSICHERUNGS AG                                                    4,000       1,086,288
  SCHERING AG                                                                        23,200       1,241,502
                                                                                               ------------
                                                                                                  6,690,127
GREECE (0.7%)
  ALPHA BANK AE                                                                      42,600         759,379
                                                                                               ------------
                                                                                                    759,379
HONG KONG (1.1%)
  CHINA MOBILE (HONG KONG)*                                                         176,500         621,311
  CITIC PACIFIC LIMITED                                                             214,000         476,141


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                   ACCESSOR 39

                            INTERNATIONAL EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2001

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                          SHARES       VALUE
-----------------------------------------------------------------------------------------------------------
HONG KONG - CONTINUED
  DIGITAL CHINA HOLDINGS*                                                            39,400    $     17,179
                                                                                               ------------
                                                                                                  1,114,631
HUNGARY (0.5%)
  GEDEON RICHTER RT                                                                   3,200         175,258
  MAGYAR TAVKOZLESI RT                                                               98,200         323,408
                                                                                               ------------
                                                                                                    498,666
IRELAND (1.0%)
  ALLIED IRISH BANKS PLC                                                             73,600         851,935
  CRH PLC                                                                             9,200         162,441
                                                                                               ------------
                                                                                                  1,014,376
ISRAEL (0.5%)
  CHECK POINT SOFTWARE*                                                               4,450         177,511
  TEVA PHARMACEUTICAL INDUSTRIES                                                      6,309         388,824
                                                                                               ------------
                                                                                                    566,335
ITALY (5.8%)
  AUTOTRADE SPA                                                                     148,000       1,027,878
  BANCA FIDEURAM SPA                                                                 73,400         587,545
  ENI SPA                                                                            16,500         206,858
  MEDIASET SPA                                                                      106,700         779,997
  RAS SPA                                                                            56,700         667,926
  TELECOM ITALIA MOBILE                                                             315,300       1,760,259
  TELECOM ITALIA SPA                                                                127,500       1,089,850
                                                                                               ------------
                                                                                                  6,120,313
JAPAN (14.8%)
  EISAI                                                                              22,000         547,230
  HYUNDAI DEVELOPMENT                                                                16,820         102,188
  ITO-YOKADO                                                                          9,000         406,531
  KEYENCE                                                                             2,000         332,519
  MITSUBISHI CHEMICAL                                                               232,000         493,881
  MURATA MANUFACTURING                                                               10,000         599,725
  NIPPON SHEET GLASS                                                                200,000         631,772
  NIPPON STEEL                                                                    1,562,000       2,252,541
  NOMURA HOLDING                                                                     35,000         448,649
  NTT DOCOMO                                                                            127       1,492,294
  OJI PAPER                                                                         174,000         691,698
  ORIX                                                                               22,400       2,006,531
  RICOH                                                                              71,000       1,321,837
  SHIN-ETSU CHEMICAL                                                                 33,900       1,218,289
  SHIONOGI                                                                           32,000         546,925
  SONY                                                                               26,800       1,224,874
  SUMITOMO CHEMICAL                                                                 234,000         794,522
  TAKEDA CHEMICAL INDUSTRIES                                                         10,000         452,465
                                                                                               ------------
                                                                                                 15,564,471
MEXICO (2.7%)
  COCA-COLA FEMSA SA ADR                                                              7,400         148,518
  GRUPO FINANCIERO INBURSA SA*                                                      148,200         175,380
  TELEFONOS DE MEXICO                                                                36,372       1,273,747
  TV AZTECA SA                                                                       98,000         665,420
  WALMART DE MEXICO                                                                 167,500         456,727
  WALMART DE MEXICO SA DE CV                                                         45,600         108,423
                                                                                               ------------
                                                                                                  2,828,215


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                   ACCESSOR 40

                            INTERNATIONAL EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2001

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                          SHARES       VALUE
-----------------------------------------------------------------------------------------------------------
NETHERLANDS (3.5%)
  AEGON NV                                                                           44,081    $  1,193,192
  AKZO NOBEL NV                                                                      19,200         857,348
  FORTIS NPV*                                                                         7,800         202,103
  HEINEKEN NV                                                                        36,300       1,376,574
  ING GROEP NV                                                                          962          24,532
                                                                                               ------------
                                                                                                  3,653,749
PORTUGAL (0.1%)
  PORTUGAL TELECOM SGPS SA- REG*                                                     12,300          95,829
                                                                                               ------------
                                                                                                     95,829
RUSSIA (0.7%)
  MOBILE TELESYSTEMS ADR                                                              5,500         196,130
  SURGUTNEFTEGAZ                                                                     35,900         561,476
                                                                                               ------------
                                                                                                    757,606
SINGAPORE (2.3%)
  DATACRAFT ASIA ORD                                                                232,000         505,760
  DBS GROUP HOLDINGS                                                                117,578         878,731
  SINGAPORE TELECOMMUNICATIONS                                                    1,033,000         984,609
                                                                                               ------------
                                                                                                  2,369,100
SOUTH AFRICA (0.5%)
  ABSA GROUP                                                                         29,300          85,738
  SASOL                                                                              54,800         481,527
                                                                                               ------------
                                                                                                    567,265
SOUTH KOREA (2.0%)
  KOREA TELECOM ADR                                                                   9,300         189,069
  SAMSUNG ELECTRO MECHANICS                                                          32,240       1,075,076
  SAMSUNG ELECTRONICS                                                                 3,800         807,156
                                                                                               ------------
                                                                                                  2,071,301
SPAIN (2.0%)
  ALTADIS SA                                                                         49,300         838,427
  BANCO POPULAR ESPANOL                                                               5,100         167,474
  CORPORACION MAPFRE                                                                186,900       1,083,367
                                                                                               ------------
                                                                                                  2,089,268
SWEDEN (2.4%)
  ELECTROLUX AB CLASS B                                                              73,000       1,089,116
  HENNES & MAURITZ AB CLASS B                                                        18,300         378,571
  SVENSKA HANDELSBANKEN CLASS A                                                      68,600       1,007,121
                                                                                               ------------
                                                                                                  2,474,808
SWITZERLAND (8.0%)
  CREDIT SUISSE GROUP*                                                               30,100       1,283,551
  NOVARTIS AG                                                                        83,842       3,029,886
  SWISS RE                                                                           40,702       4,093,979
                                                                                               ------------
                                                                                                  8,407,416
TAIWAN (0.9%)
  TAIWAN SEMICONDUCTOR MANUFACTURING ADR*                                            20,000         343,400
  UNITED MICROELECTRONICS ADR*                                                       66,950         642,720
                                                                                               ------------
                                                                                                    986,120
UNITED KINGDOM (26.4%)
  ABBEY NATIONAL PLC                                                                 53,700         765,919
  ANGLO AMERICAN PLC                                                                 18,600         284,078
  ARM HOLDINGS PLC*                                                                  30,100         157,269
  BARCLAYS PLC                                                                       59,200       1,960,133
  BG GROUP PLC                                                                      478,900       1,951,575


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                   ACCESSOR 41

                            INTERNATIONAL EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2001

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                          SHARES       VALUE
-----------------------------------------------------------------------------------------------------------
UNITED KINGDOM - CONTINUED
  BP PLC                                                                            340,000    $  2,642,424
  BRITISH SKY BROADCASTING PLC*                                                     175,000       1,925,494
  CENTRICA PLC                                                                      410,700       1,326,967
  DIAGEO PLC                                                                        124,900       1,426,969
  DIXONS GROUP PLC                                                                  167,100         571,514
  GLAXOSMITHKLINE PLC                                                                58,200       1,459,455
  GREAT UNIVERSAL STORES PLC                                                         68,200         640,216
  HANSON PLC                                                                        369,400       2,548,341
  LATTICE GROUP PLC                                                                 101,600         230,675
  LLOYDS TSB GROUP                                                                  127,200       1,381,047
  LOGICA PLC                                                                         22,700         211,441
  MAN GROUP PLC                                                                      18,300         317,475
  NATIONAL GRID GROUP PLC                                                           108,100         673,367
  ROYAL BANK OF SCOTLAND GROUP                                                      105,500       2,567,267
  SCOTTISH POWER PLC                                                                230,000       1,272,020
  SHIRE PHARMACEUTICALS GROUP*                                                       61,200         766,006
  UNILEVER PLC                                                                       51,400         421,915
  VODAFONE GROUP PLC                                                                849,700       2,222,883
                                                                                               ------------
                                                                                                 27,724,450

TOTAL COMMON STOCK (IDENTIFIED COST $108,988,519)                                               103,457,458
                                                                                               ------------

                                                        INTEREST    MATURITY      PRINCIPAL
SHORT-TERM INVESTMENTS (2.2%)                             RATE        DATE          AMOUNT         VALUE
  FIFTH THIRD REPURCHASE AGREEMENT DATED                  1.52%      1/2/2002   $ 2,368,621       2,368,621
  12/31/01 (Collateralized by $3,156,348 FNMA                                                  ------------
   Strip Zero Coupon, 5-1-28, market value $2,439,680)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $2,368,621)                                         2,368,621
                                                                                               ------------

TOTAL INVESTMENTS (100.8%) (IDENTIFIED COST $111,357,140)(1)                                    105,826,079

LIABILITIES LESS OTHER ASSETS (-0.8%)                                                              (888,202)
                                                                                               ------------
NET ASSETS (100.0%)                                                                            $104,937,877
                                                                                               ============


 * Non-income producing security.
(1)See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                   ACCESSOR 42

                              HIGH YIELD BOND FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2001

----------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY        PRINCIPAL
DESCRIPTION                                             RATE              DATE            AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (91.3%)

FINANCE - BANKS (3.8%)
  CHEVY CHASE BANK                                      9.250%         12/01/08        $    500,000       $    500,000
  OCWEN FEDERAL BANK                                   12.000          06/15/05             500,000            485,000
  SOVEREIGN BANCORP                                    10.250          05/15/04             500,000            530,000
                                                                                                          ------------
                                                                                                             1,515,000
FINANCE-BROKERAGE (1.3%)
  LABRANCHE                                             9.500          08/15/04             500,000            530,000
                                                                                                          ------------
                                                                                                               530,000
INDUSTRIALS - AUTOMOTIVE (2.7%)
  AMERICAN AXLE & MANUFACTURING                         9.750          03/01/09             500,000            516,250
  EXIDE                                                10.000          04/15/05             500,000            140,000
                                                                                                          ------------
                                                                                                               656,250
INDUSTRIALS - BASIC (5.6%)
  IMC GLOBAL                                            6.875          07/15/07             500,000            435,996
  LYONDELL CHEMICAL                                     9.625          05/01/07             500,000            505,000
  NEENAH                                               11.125          05/01/07             500,000            275,000
  P&L COAL HOLDINGS                                     9.625          05/15/08             500,000            536,250
  TEMBEC INDUSTRIES                                     8.500          02/01/11             500,000            517,500
                                                                                                          ------------
                                                                                                             2,269,746
INDUSTRIALS - CAPITAL GOODS  (4.6%)
  AGCO                                                  9.500          05/01/08             500,000            522,500
  BE AEROSPACE                                          8.000          03/01/08             500,000            418,750
  COLUMBUS MCKINNON                                     8.500          04/01/08             500,000            465,000
  KEY COMPONENTS                                       10.500          06/01/08             500,000            465,000
                                                                                                          ------------
                                                                                                             1,871,250
INDUSTRIALS - ENERGY (4.7%)
  PARKER DRILLING                                       5.500          08/01/04             500,000            444,375
  PLAINS RESOURCES                                     10.250          03/15/06             500,000            505,000
  TRICO MARINE SERVICES                                 8.500          08/01/05             500,000            450,000
  VERITAS DGC                                           9.750          10/15/03             500,000            510,000
                                                                                                          ------------
                                                                                                             1,909,375
INDUSTRIALS - ENTERTAINMENT (2.5%)
  SIX FLAGS ENTERTAINMENT                               8.875          04/01/06             500,000            502,500
  VAIL RESORTS                                          8.750          05/15/09             500,000            485,000
                                                                                                          ------------
                                                                                                               987,500
INDUSTRIALS - GAMING (8.8%)
  CIRCUS CIRCUS ENTERPRISES                             9.250          12/01/05             500,000            502,500
  HARRAH'S OPERATING                                    7.875          12/15/05             500,000            518,750
  HERBST GAMING(1)                                     10.750          09/01/08             500,000            519,375
  INTERNATIONAL GAME TECHNOLOGY                         8.375          05/15/09             500,000            526,250
  MGM MIRAGE                                            8.375          02/01/11             500,000            493,750
  MOHEGAN TRIBAL GAMING                                 8.750          01/01/09             500,000            517,500
  STATION CASINOS                                       8.875          12/01/08             500,000            490,000
                                                                                                          ------------
                                                                                                             3,568,125
INDUSTRIALS - HEALTH CARE (8.9%)
  ALLIANCE IMAGING                                     10.375          04/15/11             500,000            530,000
  AMERISOURCEBERGEN(1)                                  8.125          09/01/08             500,000            512,500
  COLUMBIA/HCA                                          7.000          07/01/07             500,000            509,232


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                   ACCESSOR 43

                              HIGH YIELD BOND FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2001

----------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY        PRINCIPAL
DESCRIPTION                                             RATE              DATE            AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------
INDUSTRIALS - HEALTH CARE - CONTINUED
  HEALTHSOUTH                                           3.250%         04/01/03        $    500,000       $    475,000
  QUEST DIAGNOSTIC                                      7.500          07/12/11             500,000            515,711
  TENET HEALTHCARE                                      6.000          12/01/05             500,000            512,245
  TRIAD HOSPITALS                                       8.750          05/01/09             500,000            521,250
                                                                                                          ------------
                                                                                                             3,575,938
INDUSTRIALS - MEDIA CABLE (6.7%)
  ADELPHIA COMMUNICATIONS                               7.875          05/01/09             500,000            458,125
  CHARTER COMMUNICATIONS HLDGS(2)                       0.000          05/15/11             500,000            307,500
  ECHOSTAR DBS                                          9.375          02/01/09             500,000            515,000
  INSIGHT MIDWEST                                       9.750          10/01/09             500,000            527,500
  ROGERS CABLE SYSTEM                                  10.125          09/01/12             500,000            532,500
  TELEWEST COMMUNICATION PLC                            9.625          10/01/06             500,000            342,500
                                                                                                          ------------
                                                                                                             2,683,125
INDUSTRIALS - MEDIA NON-CABLE (4.3%)
  AMERICAN MEDIA OPERATION                             10.250          05/01/09             250,000            252,500
  FOX SPORTS NETWORKS(2)                                0.000          08/15/07             500,000            497,500
  HOLLINGER INTL PUBLISHING                             9.250          02/01/06             500,000            495,625
  SPANISH BROADCASTING SYSTEMS                          9.625          11/01/09             500,000            495,000
                                                                                                          ------------
                                                                                                             1,740,625
INDUSTRIALS - OTHER CONSUMER CYCLICALS (8.2%)
  CSK AUTO                                             11.000          11/01/06             500,000            452,500
  D R HORTON                                            7.875          08/15/11             500,000            487,500
  FELCORE LODGING                                       9.500          09/15/08             500,000            501,250
  HMH PROPERTIES                                        7.875          08/01/08             500,000            461,250
  TOMMY HILFIGER USA                                    6.850          06/01/08             500,000            475,938
  LENNAR                                                7.625          03/01/09             500,000            500,000
  LEVI STRAUSS                                          7.000          11/01/06             500,000            380,000
  RYLAND GROUP                                          8.250          04/01/08             500,000            488,750
                                                                                                          ------------
                                                                                                             3,747,188
INDUSTRIALS - OTHER CONSUMER NON-CYCLICALS (7.8%)
  CARROLS                                               9.500          12/01/08             500,000            485,000
  CENTAL GARDEN & PET                                   6.000          11/15/03             500,000            420,625
  DEL MONTE                                             9.250          05/15/11             500,000            522,500
  FLEMING                                              10.125          04/01/08             500,000            505,000
  HASBRO                                                6.150          07/15/08             500,000            465,000
  PERKINS FAMILY RESTAURANTS                           10.125          12/15/07             500,000            490,000
  SALTON                                               12.250          04/15/08             250,000            250,000
                                                                                                          ------------
                                                                                                             3,138,125
INDUSTRIALS - SERVICES (3.8%)
  ALLIED WASTE NA                                      10.000          08/01/09             500,000            515,000
  COINMACH                                             11.750          11/15/05             500,000            512,500
  IT GROUP                                             11.250          04/01/09             500,000             90,000
  SERVICE                                               6.500          03/15/08             500,000            425,000
                                                                                                          ------------
                                                                                                             1,542,500
INDUSTRIALS - TECHNOLOGY (2.4%)
  FLEXTRONICS INTERNATIONAL                             8.750          10/15/07             500,000            510,000
  XEROX CAP EUROPE PLC                                  5.875          05/15/04             500,000            445,981
                                                                                                          ------------
                                                                                                               955,981
INDUSTRIALS - TELECOMMUNICATIONS  (5.3%)
  LEVEL 3 COMMUNICATIONS(2)                             0.000          03/15/10             500,000            115,000


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                   ACCESSOR 44

                              HIGH YIELD BOND FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2001

----------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY        PRINCIPAL
DESCRIPTION                                             RATE              DATE            AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------
INDUSTRIALS - TELECOMMUNICATIONS - CONTINUED
  NEXTEL COMMUNICATIONS  CLASS A(2)                     0.000%         02/15/08        $    500,000       $    343,750
  ROGERS CANTEL                                         8.800          10/01/07             500,000            485,000
  SPECTRASITE HOLDINGS(2)                               0.000          03/15/10             500,000            115,000
  TRITON PCS(2)                                         0.000          05/01/08             500,000            452,500
  TIME WARNER TELECOM                                   9.750          07/15/08             500,000            401,250
  WILLIAMS COMMUNICATIONS GROUP                        10.875          10/01/09             500,000            205,000
                                                                                                          ------------
                                                                                                             2,117,500
UTILITIES (7.4%)
  AES                                                   8.375          08/15/07             500,000            405,000
  AMERIGAS PARTNERS                                     8.875          05/20/11             500,000            515,000
  CALPINE                                               8.500          02/15/11             500,000            454,984
  EOTT ENERGY PARTERS                                  11.000          10/01/09             500,000            495,000
  ORION POWER HOLDINGS                                 12.000          05/01/10             500,000            600,000
  WESTERN GAS RESOURCES                                10.000          06/15/09             500,000            530,000
                                                                                                          ------------
                                                                                                             2,999,984
YANKEE (2.5%)
  INTRAWEST                                             9.750          08/15/08             500,000            487,500
  KAPPA BEHEER                                         10.625          07/15/09             500,000            540,000
                                                                                                          ------------
                                                                                                             1,027,500

TOTAL CORPORATE BONDS (IDENTIFIED COST $37,643,489)                                                         36,835,711
                                                                                                          ------------

CONVERTIBLE PREFERRED STOCK (1.3%)                                                        SHARES

  CSC HOLDINGS                                                                                5,000            527,500
                                                                                                          ------------

TOTAL CONVERTIBLE PREFERRED STOCK (IDENTIFIED COST $493,534)                                                   527,500
                                                                                                          ------------

                                                      INTEREST          MATURITY        PRINCIPAL
SHORT-TERM INVESTMENTS (4.9%)                           RATE              DATE            AMOUNT
  FIFTH THIRD REPURCHASE AGREEMENT DATED               1.52            01/02/02        $  2,006,061          2,006,061
  12/31/01 (Collateralized by $2,049,590 FNMA                                                             ------------
  Pool # 545415, 12-1-16, market value $2,066,243)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $2,006,061)                                                    2,006,061
                                                                                                          ------------

TOTAL INVESTMENTS (97.5%) (IDENTIFIED COST $40,143,084)(3)                                                  39,369,272

OTHER ASSETS LESS LIABILITIES (2.5%)                                                                           992,635
                                                                                                          ------------
NET ASSETS (100.0%)                                                                                       $ 40,361,907
                                                                                                          ============


(1)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)Security represents a step bond. Rate disclosed is as of December 31, 2001.
(3)See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                   ACCESSOR 45

                         INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2001

----------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY        PRINCIPAL
DESCRIPTION                                             RATE              DATE            AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (3.0%)
  MERRILL LYNCH MORTGAGE INVESTORS                      8.150%          7/15/2017      $      9,221       $      9,259
  CAPTIVA CBO 1997-1(1)                                 6.860          11/30/2009         1,560,604          1,598,651
                                                                                                          ------------
                                                                                                             1,607,911

TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,542,053)                                                   1,607,911
                                                                                                          ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (0.3%)
  COLLATERALIZED MORTGAGE SECURITIES CORP I-3           9.450            2/1/2017           166,019            178,280
                                                                                                          ------------
                                                                                                               178,280

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $170,317)                                           178,280
                                                                                                          ------------
CORPORATE BONDS (67.3%)
FINANCE-BANKS (9.2%)
  ABN AMRO BANK                                         7.300           12/1/2026           250,000            247,285
  BANK OF AMERICA                                       7.125            3/1/2009           500,000            533,063
  CITIGROUP                                             5.750           5/10/2006           750,000            768,183
  NATIONSBANK (BANK OF AMERICA)                         8.570          11/15/2024         1,000,000          1,181,226
  STANDARD FEDERAL BANCORP                              7.750           7/17/2006           600,000            647,009
  US BANK OF MINNESOTA                                  6.300           7/15/2008           500,000            505,773
  WELLS FARGO                                           6.450            2/1/2011         1,000,000          1,021,053
                                                                                                          ------------
                                                                                                             4,903,592
FINANCE- BROKER RELATED (5.3%)
  MERRILL LYNCH                                         6.000           7/15/2005         1,000,000          1,033,186
  MORGAN STANLEY DEAN WITTER                            6.100           4/15/2006         1,000,000          1,030,516
  MORGAN STANLEY DEAN WITTER                            7.000           10/1/2013           738,000            760,599
                                                                                                          ------------
                                                                                                             2,824,301
FINANCE- OTHER (9.4%)
  AMERICAN EXPRESS                                      8.625           5/15/2022           500,000            523,752
  EXECUTIVE RISK                                        7.125          12/15/2007         1,000,000          1,061,579
  GENERAL ELECTRIC CAPITAL                              8.650           5/15/2009           375,000            441,692
  INTL LEASE FINANCE                                    5.800           8/15/2007         1,000,000            983,746
  MBIA                                                  8.200           10/1/2022           500,000            525,410
  NYNEX CAPITAL FUNDING                                 8.750           12/1/2004         1,000,000          1,112,805
  WESTERN NATIONAL                                      7.125           2/15/2004           330,000            350,210
                                                                                                          ------------
                                                                                                             4,999,194
INDUSTRIALS - AUTOMOTIVE (1.8%)
  GENERAL MOTORS                                        8.100           6/15/2024         1,000,000            984,146
                                                                                                          ------------
                                                                                                               984,146
INDUSTRIALS - BASIC (1.9%)
  CYTEC INDUSTRIES                                      6.846           5/11/2005         1,000,000          1,019,422
                                                                                                          ------------
                                                                                                             1,019,422
INDUSTRIALS - CAPITAL GOODS (1.1%)
  DEERE                                                 8.950           6/15/2019           500,000            567,221
                                                                                                          ------------
                                                                                                               567,221
INDUSTRIALS - ENERGY (7.1%)
  CHEVRONTEXACO                                         6.625           10/1/2004           520,000            553,339
  NATIONAL FUEL GAS                                     6.303           5/27/2008         1,000,000          1,003,784
  OCEAN ENERGY                                          7.625            7/1/2005           500,000            516,250
  PHILLIPS PETROLEUM                                    7.920           4/15/2023         1,000,000          1,030,529


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                   ACCESSOR 46

                         INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2001

----------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY        PRINCIPAL
DESCRIPTION                                             RATE              DATE            AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------
INDUSTRIALS - ENERGY - CONTINUED
  SOYLAND POWER COOP                                    8.670%          9/15/2018      $    600,000       $    668,928
                                                                                                          ------------
                                                                                                             3,772,830
INDUSTRIALS - HEALTH CARE (4.2%)
  KAISER FOUNDATION HOSPITAL                            8.750           8/11/2003         1,200,000          1,287,304
  TENET HEALTHCARE                                      6.375           12/1/2011         1,000,000            967,147
                                                                                                          ------------
                                                                                                             2,254,451
INDUSTRIALS - MEDIA NON-CABLE (1.4%)
  VALASSIS COMMUNICATIONS                               6.625           1/15/2009           750,000            747,887
                                                                                                          ------------
                                                                                                               747,887
INDUSTRIALS - OTHER CONSUMER CYCLICALS (1.0%)
  MCDONALDS                                             6.625            9/1/2005           500,000            512,813
                                                                                                          ------------
                                                                                                               512,813
INDUSTRIALS - TECHNOLOGY (3.9%)
  DELL COMPUTER                                         6.550           4/15/2008         1,010,000          1,014,452
  ORACLE                                                6.720           2/15/2004         1,000,000          1,055,509
                                                                                                          ------------
                                                                                                             2,069,961
INDUSTRIALS - TELECOMMUNCATIONS - WIRED (5.0%)
  BELLSOUTH TELECOMMUNICATIONS                          6.300          12/15/2015           408,265            401,304
  CAROLINA TELEPHONE & TELECOMMUNICATION                6.750           8/15/2013           375,000            360,112
  CHEASAPEAKE POTOMAC TELEPHONE
   COMPANY OF VIRGINIA                                  7.625           12/1/2012           865,000            947,969
  GTE HAWAIIAN TELEPHONE                                7.375            9/1/2006           500,000            538,088
  PACIFIC BELL (SBC COMMUNICATIONS)                     7.500            2/1/2033           405,000            406,288
                                                                                                          ------------
                                                                                                             2,653,761
INDUSTRIALS - TRANSPORTATION (3.1%)
  CONTINENTAL AIRLINES                                  6.320           11/1/2008         1,000,000            871,485
  US AIRWAYS                                            8.360           7/20/2020           953,746            775,676
                                                                                                          ------------
                                                                                                             1,647,161
UTILITIES (11.1%)
  ALLETE                                                7.800           2/15/2008         1,000,000          1,046,232
  CENTRAL POWER & LIGHT                                 6.625            7/1/2005         1,000,000          1,034,224
  ENTERGY MISSISSIPPI                                   6.450            4/1/2008         1,000,000          1,010,046
  PACIFIC GAS & ELECTRIC                                8.250           11/1/2022           500,000            487,500
  PACIFICORP                                            8.950            9/1/2011           600,000            680,215
  PACIFICORP                                            9.150            8/9/2011         1,000,000          1,146,950
  VIRGINIA ELECTRIC & POWER                             6.750            2/1/2007           500,000            511,758
                                                                                                          ------------
                                                                                                             5,916,925
YANKEE (1.8%)
  FAIRFAX FINANCIAL HOLDINGS                            7.375           3/15/2006         1,000,000            783,724
  MIDLAND BANK PLC HSBC(3)                              2.875           9/29/2049           200,000            160,950
                                                                                                          ------------
                                                                                                               944,674

TOTAL CORPORATE BONDS (IDENTIFIED COST $36,200,074)                                                         35,818,339
                                                                                                          ------------
U.S. GOVERNMENT AND AGENCY SECURITIES (27.0%)

U.S. TREASURY BONDS (7.0%)
  U.S. TREASURY BONDS                                   8.125           8/15/2021         1,400,000          1,787,187
  U.S. TREASURY BONDS                                   6.125           8/15/2029           610,000            647,410
  U.S. TREASURY BONDS                                   7.250           8/15/2022         1,100,000          1,294,562
                                                                                                          ------------
                                                                                                             3,729,159


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                   ACCESSOR 47

                         INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2001

----------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY        PRINCIPAL
DESCRIPTION                                             RATE              DATE            AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------
U.S. TREASURY NOTES (2.0%)
  U.S. TREASURY NOTES                                   6.500%          2/15/2010      $    500,000       $    549,297
  U.S. TREASURY NOTES                                   5.000           8/15/2011           500,000            498,750
                                                                                                          ------------
                                                                                                             1,048,047
FEDERAL FARM CREDIT BANK (FFCB) (1.1%)
  FEDERAL FARM CREDIT BANK                              6.190           1/14/2008           100,000            102,808
  FEDERAL FARM CREDIT BANK                              6.240          12/21/2011           500,000            507,061
                                                                                                          ------------
                                                                                                               609,869
FEDERAL HOME LOAN BANK (FHLB) (4.0%)
  FEDERAL HOME LOAN BANK                                5.800           11/7/2011         1,000,000            990,031
  FEDERAL HOME LOAN BANK                                5.875           2/15/2011         1,150,000          1,161,587
                                                                                                          ------------
                                                                                                             2,151,618
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (4.3%)
  FHLMC                                                 5.500            7/3/2006         1,000,000          1,022,694
  FHLMC                                                 7.000           3/15/2010         1,000,000          1,087,629
  FHLMC                                                 5.900           2/14/2006           100,000            104,603
  FHLMC                                                 6.980           1/22/2007            75,000             80,136
                                                                                                          ------------
                                                                                                             2,295,062
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (7.7%)
  FNMA                                                  6.625          11/15/2010         2,000,000          2,127,683
  FNMA(4)                                               4.300           10/2/2006         2,000,000          1,985,588
                                                                                                          ------------
                                                                                                             4,113,271
USA EDUCATION (FORMERLY STUDENT LOAN MARKETING ASSOCIATION) (SALLIE MAE) (0.8%)
  SALLIE MAE(2)                                         0.000           5/15/2014         1,130,000            412,026
                                                                                                          ------------
                                                                                                               412,026

TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (IDENTIFIED COST $14,096,588)                                   14,359,052
                                                                                                          ------------

SHORT-TERM INVESTMENTS (0.4%)

  FIFTH THIRD REPURCHASE AGREEMENT DATED                1.520%         01/02/2002           227,871            227,871
  12/31/01 (Collateralized by $228,949 FNMA                                                               ------------
  ARM #13164, 11-1-23, Market Value $234,707)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $227,871)                                                        227,871
                                                                                                          ------------

TOTAL INVESTMENTS (98.0%) (IDENTIFIED COST $52,236,903)(5)                                                  52,191,453

OTHER ASSETS LESS LIABILTIES (2.0%)                                                                          1,062,083
                                                                                                          ------------
NET ASSETS (100.0%)                                                                                       $ 53,253,536
                                                                                                          ============


(1)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)Security represents a zero coupon bond.
(3)Represents a variable or increasing rate security. Rate disclosed is the current rate.
(4)Security represents a step bond. Rate disclosed is as of December 31, 2001.
(5)See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                   ACCESSOR 48

                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2001

----------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY        PRINCIPAL
DESCRIPTION                                             RATE              DATE            AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (4.7%)
  BANKBOSTON HOME EQUITY                                6.110%          9/25/2013      $  1,930,000       $  1,979,929
  CONTI MORTGAGE HOME EQUITY                            6.170           5/25/2021         1,000,000          1,016,611
                                                                                                          ------------

TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $2,874,547)                                                   2,996,540
                                                                                                          ------------
CORPORATE BONDS (37.9%)
FINANCE-BANKS (6.2%)
  CITIGROUP                                             6.750           12/1/2005         1,000,000          1,063,192
  CITIGROUP                                             5.750           5/10/2006           950,000            973,032
  COMM CREDIT                                           6.500            6/1/2005         1,000,000          1,054,647
  FIRST BANK(2)                                         7.300           8/15/2005           500,000            535,376
  NCNB (BANK OF AMERICA)                                9.500            6/1/2004           285,000            318,521
                                                                                                          ------------
                                                                                                             3,944,768
FINANCE-OTHER (5.5%)
  FORD MOTOR CREDIT                                     7.500           3/15/2005         1,000,000          1,035,143
  HOUSEHOLD FINANCE                                     7.625           1/15/2003         1,000,000          1,050,349
  SAFECO                                                7.875            4/1/2005           500,000            512,427
  SEARS ROEBUCK ACCEPTANCE                              6.630            7/9/2002           542,000            554,076
  WESTERN NATIONAL (AMERICAN GENERAL)                   7.125           2/15/2004           330,000            350,210
                                                                                                          ------------
                                                                                                             3,502,205
INDUSTRIALS - BASIC (0.3%)
  CYTEC INDUSTRIES                                      6.500           3/15/2003           250,000            254,636
                                                                                                          ------------
                                                                                                               254,636
INDUSTRIALS - CAPITAL GOODS (1.6%)
  COOPER INDUSTRIES                                     5.880           2/20/2003         1,000,000          1,024,519
                                                                                                          ------------
                                                                                                             1,024,519
INDUSTRIALS - ENERGY (6.7%)
  CHEVRONTEXACO                                         6.625           10/1/2004           500,000            532,056
  CHEVRON TRUST FUND                                    8.110           12/1/2004           472,200            502,907
  ENRON(3)                                              7.875           6/15/2003         1,000,000            195,000
  NATION FUEL GAS                                       6.214           8/12/2027         1,000,000          1,016,200
  OCEAN ENERGY                                          7.625            7/1/2005           845,000            872,463
  SOYLAND POWER COOP                                    8.670           9/15/2018         1,000,000          1,114,880
                                                                                                          ------------
                                                                                                             4,233,506
INDUSTRIALS - ENTERTAINMENT (0.8%)
  WALT DISNEY                                           5.250          11/10/2003           500,000            509,377
                                                                                                          ------------
                                                                                                               509,377
INDUSTRIALS - OTHER (0.8%)
  MCDONALDS                                             6.625            9/1/2005           500,000            512,813
                                                                                                          ------------
                                                                                                               512,813
INDUSTRIALS - RETAILERS (3.2%)
  AUTOZONE                                              6.000           11/1/2003         2,000,000          2,031,138
                                                                                                          ------------
                                                                                                             2,031,138
INDUSTRIALS - TECHNOLOGY (1.7%)
  COMPUTER SCIENCES                                     7.500            8/8/2005         1,000,000          1,072,039
                                                                                                          ------------
                                                                                                             1,072,039
INDUSTRIALS - TELECOMMUNICATIONS (2.0%)
  US WEST COMMUNICATIONS                                8.875            6/1/2031           250,000            260,009
  UNITED TELEPHONE FLORIDA                              6.250           5/15/2003         1,000,000          1,032,131
                                                                                                          ------------
                                                                                                             1,292,140


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                   ACCESSOR 49

                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2001

----------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY        PRINCIPAL
DESCRIPTION                                             RATE              DATE            AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------
INDUSTRIALS - TRANSPORTATION (2.5%)
  SOUTHWEST AIRLINES                                    8.750%         10/15/2003      $    500,000     $      529,780
  UNION PACIFIC RAILROAD                                7.060           5/15/2003         1,000,000          1,035,840
                                                                                                          ------------
                                                                                                             1,565,620
UTILITIES (6.6%)
  ATLANTIC CITY ELECTRIC                                7.125            2/2/2004         1,000,000          1,037,770
  CENTRAL POWER & LIGHT                                 6.875            2/1/2003         1,000,000          1,037,118
  METROPOLITAN EDISON                                   7.220           1/30/2003           500,000            518,889
  PACIFICORP (SCOTTISH POWER PLC)                       6.310           7/28/2003           550,000            564,412
  PUBLIC SERVICE COMPANY OF COLORADO                    6.000           4/15/2003         1,000,000          1,028,140
                                                                                                          ------------
                                                                                                             4,186,329

TOTAL CORPORATE BONDS (IDENTIFIED COST $24,376,697)                                                         24,129,090
                                                                                                          ------------
U.S. GOVERNMENT AND AGENCY SECURITIES (52.6%)

U.S. TREASURY NOTES (20.9%)
  U.S. TREASURY NOTE                                    5.625          12/31/2002           250,000            258,779
  U.S. TREASURY NOTE                                    5.875          11/15/2004           400,000            423,531
  U.S. TREASURY NOTE                                    6.750           5/15/2005         1,250,000          1,359,082
  U.S. TREASURY NOTE                                    6.500           5/15/2005         3,500,000          3,782,188
  U.S. TREASURY NOTE                                    5.750          11/15/2005         1,600,000          1,690,312
  U.S. TREASURY NOTE                                    5.875          11/15/2005         5,400,000          5,736,658
                                                                                                          ------------
                                                                                                            13,250,550
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (9.3%)
  FHLMC                                                 4.250          12/27/2004         1,000,000          1,004,856
  FHLMC                                                 5.250          11/15/2005           250,000            252,468
  FHLMC                                                 4.910          12/20/2005         1,000,000          1,007,346
  FHLMC                                                 8.500            2/1/2006             3,515              3,711
  FHLMC(2)                                              5.000           2/10/2006         1,000,000          1,011,389
  FHLMC                                                 5.500            7/3/2006         1,500,000          1,534,041
  FHLMC                                                 8.500            8/1/2006             1,245              1,314
  FHLMC                                                 5.500           9/20/2006           325,000            327,051
  FHLMC                                                 7.214           3/19/2007           500,000            505,416
  FHLMC                                                 7.500            1/1/2008            48,611             51,145
  FHLMC                                                 6.450           4/29/2009           250,000            252,889
                                                                                                          ------------
                                                                                                             5,951,626
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (12.0%)
  FNMA                                                  5.070           9/19/2005           520,000            528,465
  FNMA                                                  6.140          11/25/2005           350,000            368,796
  FNMA                                                  5.820           3/13/2006           500,000            503,631
  FNMA(1)                                               0.000           7/24/2006         1,000,000            793,885
  FNMA(2)                                               4.300           10/2/2006         2,000,000          1,985,588
  FNMA(2)                                               4.050          10/10/2006         1,000,000            983,111
  FNMA                                                  7.330            4/2/2007            50,000             50,703
  FNMA                                                  7.000           11/1/2007            23,682             24,705
  FNMA                                                  6.560          12/10/2007           250,000            257,944
  FNMA                                                  7.000           12/1/2008            79,827             83,236
  FNMA                                                  5.740           1/21/2009         1,500,000          1,511,890
  FNMA                                                  6.040           2/25/2009           500,000            510,657
                                                                                                          ------------
                                                                                                             7,602,611


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                   ACCESSOR 50

                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2001

----------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY        PRINCIPAL
DESCRIPTION                                             RATE              DATE            AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK (FHLB) (10.4%)
  FHLB                                                  4.875%          5/14/2004      $    750,000     $      771,543
  FHLB                                                  3.875          12/15/2004         1,000,000            997,379
  FHLB                                                  5.850            2/6/2006           500,000            519,894
  FHLB                                                  6.025           1/24/2007           100,000            103,327
  FHLB                                                  5.605           4/30/2007           750,000            768,458
  FHLB                                                  7.325           5/30/2007           250,000            278,238
  FHLB                                                  6.000           7/19/2007            50,000             51,006
  FHLB                                                  5.900           8/12/2008         1,525,000          1,564,592
  FHLB                                                  5.850           8/28/2008         1,515,000          1,545,589
                                                                                                          ------------
                                                                                                             6,600,026

TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (IDENTIFIED COST $32,887,937)                                   33,404,813
                                                                                                          ------------
SHORT-TERM INVESTMENTS (2.8%)

  FIFTH THIRD REPURCHASE AGREEMENT DATED                 1.52            1/2/2002         1,805,313          1,805,313
  12/31/01 (Collateralized By $4,649,844 FNMA                                                             ------------
  Strip Zero, 4-25-31, Market Value $3,391,480)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $1,805,313)                                                    1,805,313
                                                                                                          ------------

TOTAL INVESTMENTS (98.2%) (IDENTIFIED COST $61,944,494)(4)                                                  62,335,756

OTHER ASSETS LESS LIABILITIES (1.8%)                                                                         1,164,830
                                                                                                          ------------
NET ASSETS (100.0%)                                                                                       $ 63,500,586
                                                                                                          ============


(1)Security represents a zero coupon bond.
(2)Security represents a step bond. Rate disclosed is as of December 31, 2001.
(3)In default.
(4)See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                   ACCESSOR 51

                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2001

----------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY        PRINCIPAL
DESCRIPTION                                             RATE              DATE            AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (0.7%)

  TMS SBA LOAN TRUST(2)                                 3.300%           07/15/25      $    844,047       $    842,469
                                                                                                          ------------

TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $843,995)                                                       842,469
                                                                                                          ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (3.6%)

  GMAC COMMERCIAL MORTGAGE SECURITIES(1)                0.823            05/15/35         4,174,183            138,240
  GS MORTGAGE SECURITIES                                8.000            08/19/29         1,125,132          1,193,867
  LB COMMERCIAL CONDUIT MORTGAGE                        6.480            02/18/30           650,000            671,155
  MSC 1999-FNV1 A2                                      6.530            03/15/31           975,000          1,007,490
  MERRILL LYNCH 42                                      7.430            09/01/22           991,644            975,073
  RESIDENTIAL FUNDING MORTGAGE SECURITIES               6.500            04/25/13           623,316            639,965
                                                                                                          ------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $4,707,728)                                       4,625,790
                                                                                                          ------------

U.S. GOVERNMENT AND AGENCY BONDS (91.1%)

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (25.8%)
  FHLMC                                                 6.500            08/01/10           153,514            157,881
  FHLMC                                                 6.500            09/01/10           156,485            160,936
  FHLMC                                                 6.500            10/01/10           349,638            359,583
  FHLMC                                                 6.500            11/01/10           162,861            167,494
  FHLMC                                                 6.500            01/01/11           175,377            180,366
  FHLMC                                                 6.500            02/01/11           176,450            181,469
  FHLMC                                                 6.500            04/01/11           477,387            490,577
  FHLMC                                                 6.000            08/01/12           366,334            371,052
  FHLMC                                                 6.000            09/01/12            59,014             59,774
  FHLMC                                                 6.000            12/01/12           167,032            169,183
  FHLMC                                                 6.500            12/01/12         1,779,965          1,823,973
  FHLMC                                                 6.000            01/01/13            41,266             41,797
  FHLMC                                                 6.000            02/01/13           158,205            159,874
  FHLMC                                                 6.500            02/01/13           134,434            137,758
  FHLMC                                                 6.000            03/01/13           441,809            447,499
  FHLMC                                                 6.000            04/01/13           421,639            426,086
  FHLMC                                                 6.500            04/01/13            14,870             15,208
  FHLMC                                                 6.500            05/01/13           355,153            363,933
  FHLMC                                                 5.500            06/01/13            36,962             36,726
  FHLMC                                                 6.000            08/01/13           641,455            648,220
  FHLMC                                                 6.000            09/01/13           618,009            624,527
  FHLMC                                                 5.500            11/01/13            49,012             48,700
  FHLMC                                                 5.500            12/01/13         1,502,544          1,492,974
  FHLMC                                                 5.500            01/01/14         1,555,336          1,545,430
  FHLMC                                                 6.500            01/01/14           378,737            387,362
  FHLMC                                                 5.500            02/01/14            20,700             20,568
  FHLMC                                                 5.500            03/01/14         1,088,850          1,080,387
  FHLMC                                                 5.500            04/01/14           263,805            261,755
  FHLMC                                                 6.000            04/01/14           874,165            881,896
  FHLMC                                                 5.500            05/01/14           750,139            744,309
  FHLMC                                                 6.000            05/01/14           862,404            870,031
  FHLMC                                                 5.500            06/01/14           205,045            203,451


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                   ACCESSOR 52

                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2001

----------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY        PRINCIPAL
DESCRIPTION                                             RATE              DATE            AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - CONTINUED
  FHLMC                                                 6.000%           07/01/14      $     84,098       $     84,841
  FHLMC                                                 7.500            09/01/14           243,617            255,161
  FHLMC                                                 7.000            06/01/15           113,272            117,320
  FHLMC                                                 7.500            07/01/15            26,756             27,987
  FHLMC                                                 5.500            02/01/16           185,564            183,512
  FHLMC                                                 5.500            05/01/16           194,561            191,764
  FHLMC                                                 6.500            05/01/16           379,209            387,220
  FHLMC                                                 6.000            06/01/16           134,639            135,245
  FHLMC                                                 6.500            09/01/16         2,905,672          2,967,054
  FHLMC                                                 6.500            04/01/18           567,577            576,581
  FHLMC                                                 9.000            09/01/18           136,035            147,854
  FHLMC                                                 7.000            06/01/24            18,522             19,023
  FHLMC                                                 8.000            07/01/24           495,529            524,865
  FHLMC                                                 8.000            08/01/24            64,247             68,050
  FHLMC                                                 8.000            06/01/25             4,991              5,311
  FHLMC                                                 8.000            07/01/25           364,235            386,463
  FHLMC                                                 8.000            09/01/25            11,287             11,938
  FHLMC                                                 8.000            11/01/25            12,849             13,590
  FHLMC                                                 8.000            12/01/25            77,951             82,708
  FHLMC                                                 8.000            01/01/26             5,554              5,874
  FHLMC                                                 7.000            05/01/26            98,636            101,305
  FHLMC                                                 8.000            06/01/26           129,340            136,667
  FHLMC                                                 8.000            09/01/27             3,448              3,652
  FHLMC                                                 6.000            01/01/29           766,233            755,433
  FHLMC                                                 6.000            02/01/29           203,760            200,888
  FHLMC                                                 6.000            03/01/29         1,420,441          1,400,420
  FHLMC                                                 6.500            04/01/29         2,201,003          2,213,433
  FHLMC                                                 6.500            05/01/29           407,703            409,838
  FHLMC                                                 6.500            07/01/29           185,637            186,610
  FHLMC                                                 6.500            01/01/30           568,425            571,402
  FHLMC                                                 6.500            02/01/30           215,779            216,910
  FHLMC                                                 6.500            04/01/30           312,180            313,295
  FHLMC                                                 7.500            10/01/30            28,113             29,017
  FHLMC                                                 6.500            03/01/31           399,962            400,937
  FHLMC                                                 6.000            04/01/31           253,052            248,038
  FHLMC                                                 6.000            05/01/31           362,850            356,042
  FHLMC                                                 6.500            05/01/31         2,750,525          2,757,231
  FHLMC                                                 6.000            06/01/31           373,950            366,541
  FHLMC                                                 6.500            06/01/31         1,872,721          1,877,287
  FHLMC                                                 7.000            06/01/31            52,900             53,925
                                                                                                          ------------
                                                                                                            33,352,011
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (44.4%)
  FNMA                                                  8.000            10/01/09           129,647            136,287
  FNMA                                                  7.000            05/01/11         1,323,228          1,378,598
  FNMA                                                  6.000            05/01/13           486,262            490,742
  FNMA                                                  6.500            05/01/13            14,066             14,372
  FNMA                                                  6.000            07/01/13            50,789             51,257
  FNMA                                                  6.000            08/01/13           351,987            355,230
  FNMA                                                  5.500            10/01/13         2,232,947          2,215,396
  FNMA                                                  6.000            10/01/13         1,104,576          1,117,608


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                   ACCESSOR 53

                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2001

----------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY        PRINCIPAL
DESCRIPTION                                             RATE              DATE            AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - CONTINUED
  FNMA                                                  6.500%           10/01/13      $    983,959       $  1,007,214
  FNMA                                                  6.000            11/01/13           289,198            291,862
  FNMA                                                  8.000            11/01/13           436,183            462,162
  FNMA                                                  5.500            12/01/13         4,633,992          4,597,568
  FNMA                                                  6.000            12/01/13           599,791            606,693
  FNMA                                                  6.000            01/01/14           382,891            386,386
  FNMA                                                  5.500            02/01/14           206,881            204,969
  FNMA                                                  6.000            02/01/14           444,876            448,391
  FNMA                                                  5.500            03/01/14           235,604            233,752
  FNMA                                                  6.000            03/01/14           159,780            161,098
  FNMA                                                  6.000            04/01/14            76,500             77,088
  FNMA                                                  6.000            05/01/14           229,120            230,883
  FNMA                                                  6.000            06/01/14            75,597             76,211
  FNMA                                                  5.500            07/01/14           413,964            410,710
  FNMA                                                  6.000            07/01/14            28,570             28,790
  FNMA                                                  6.000            08/01/14           883,870            890,668
  FNMA                                                  8.000            08/01/14           622,390            655,247
  FNMA                                                  6.000            11/01/14           831,761            838,158
  FNMA                                                  5.500            08/01/15           625,851            620,932
  FNMA                                                  6.500            03/01/16           622,008            634,583
  FNMA                                                  5.500            04/01/16           189,732            186,708
  FNMA                                                  6.000            04/01/16         1,955,501          1,961,612
  FNMA                                                  6.500            04/01/16           378,189            385,824
  FNMA                                                  6.000            05/01/16            66,929             67,139
  FNMA                                                  6.500            05/01/16            33,133             33,802
  FNMA                                                  6.500            06/01/16         1,599,144          1,631,428
  FNMA                                                  6.500            07/01/16         2,042,633          2,083,869
  FNMA                                                  6.500            08/01/16           493,277            503,236
  FNMA                                                  6.000            09/01/16           977,865            980,921
  FNMA                                                  6.500            09/01/16         1,720,994          1,755,737
  FNMA                                                  6.500            05/01/18         1,165,589          1,182,556
  FNMA                                                  6.000            01/25/22           518,163            523,007
  FNMA                                                  8.000            05/01/22            84,901             89,958
  FNMA                                                  7.500            08/01/23           162,006            169,386
  FNMA                                                  6.500            11/01/24           418,284            422,862
  FNMA                                                  7.000            10/01/25           398,167            408,225
  FNMA                                                  7.500            02/01/26           312,637            326,106
  FNMA                                                  7.000            09/01/26           247,674            253,931
  FNMA                                                  7.500            09/01/26           333,685            347,548
  FNMA                                                  7.000            04/01/27           339,679            347,587
  FNMA                                                  7.500            05/01/27            93,592             97,187
  FNMA                                                  6.000            07/01/27           455,161            450,976
  FNMA                                                  7.500            11/01/27           118,956            123,525
  FNMA                                                  7.500            12/01/27           780,442            810,414
  FNMA                                                  7.500            01/01/28            20,496             21,321
  FNMA                                                  7.500            02/01/28           171,591            178,983
  FNMA                                                  6.500            04/01/28           578,815            581,719
  FNMA                                                  6.500            05/01/28           171,417            172,277
  FNMA                                                  7.500            06/01/28           173,201            180,175
  FNMA                                                  6.000            10/01/28            34,102             33,586


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                   ACCESSOR 54

                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2001

----------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY        PRINCIPAL
DESCRIPTION                                             RATE              DATE            AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - CONTINUED
  FNMA                                                  7.500%           10/01/28      $     44,895       $     46,565
  FNMA                                                  6.000            12/01/28            68,125             67,095
  FNMA                                                  6.500            01/01/29            90,523             90,977
  FNMA                                                  6.500            02/01/29           442,318            444,254
  FNMA                                                  6.500            03/01/29           532,465            535,137
  FNMA                                                  6.500            04/01/29           441,014            442,944
  FNMA                                                  6.000            05/01/29           398,913            392,908
  FNMA                                                  6.500            05/01/29           645,298            648,122
  FNMA                                                  6.000            06/01/29         1,683,289          1,657,926
  FNMA                                                  6.500            07/01/29           269,047            270,224
  FNMA                                                  6.000            08/01/29           594,632            585,680
  FNMA                                                  6.500            09/01/29            25,184             25,294
  FNMA                                                  7.500            09/01/29         2,000,200          2,069,841
  FNMA                                                  8.000            09/01/29            21,874             22,978
  FNMA                                                  6.500            11/01/29           374,022            375,659
  FNMA                                                  6.500            02/01/30           456,980            458,259
  FNMA                                                  7.000            02/01/30            73,450             74,968
  FNMA                                                  7.500            05/01/30            35,266             36,431
  FNMA                                                  7.500            09/01/30           506,762            523,505
  FNMA                                                  6.500            01/02/31           240,644            241,697
  FNMA                                                  6.000            04/01/31         1,019,074            997,865
  FNMA                                                  6.000            05/01/31           213,559            209,115
  FNMA                                                  6.500            05/01/31           620,222            623,047
  FNMA                                                  6.500            06/01/31           893,670            895,122
  FNMA                                                  6.500            07/01/31           977,942            979,531
  FNMA                                                  7.500            07/01/31           331,366            342,032
  FNMA                                                  6.000            08/01/31           769,430            753,417
  FNMA                                                  6.500            08/01/31         3,224,693          3,229,933
  FNMA                                                  6.000            09/01/31           145,469            143,269
  FNMA                                                  6.000            11/01/31            34,628             33,908
  FNMA                                                  6.500            11/01/31         2,099,245          2,102,657
  FNMA                                                  6.000            12/01/31         1,764,743          1,728,015
  FNMA                                                  7.500            12/01/31         1,000,100          1,032,291
                                                                                                          ------------
                                                                                                            57,015,126
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (21.2%)
  GNMA                                                  7.250            04/15/06           136,656            142,219
  GNMA                                                  5.500            04/15/14           306,516            305,895
  GNMA                                                  6.000            04/15/14           695,007            704,806
  GNMA                                                  6.500            08/15/14            56,141             57,620
  GNMA                                                  8.000            08/15/16           156,381            166,859
  GNMA                                                  8.000            03/15/17            34,586             37,039
  GNMA                                                  8.000            04/15/17            50,775             54,376
  GNMA                                                  8.000            02/15/22           139,806            148,681
  GNMA                                                  7.500            12/15/22           550,656            575,817
  GNMA                                                  7.000            05/15/23           364,957            376,069
  GNMA                                                  7.500            05/15/23           459,567            480,581
  GNMA                                                  7.000            07/15/23           721,926            743,907
  GNMA                                                  7.000            08/15/23           272,951            281,261
  GNMA                                                  6.500            10/15/23           140,031            141,697
  GNMA                                                  6.500            11/15/23           590,354            597,378


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                   ACCESSOR 55

                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2001

----------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY        PRINCIPAL
DESCRIPTION                                             RATE              DATE            AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - CONTINUED
  GNMA                                                  6.500%           12/15/23      $  3,890,725       $  3,937,017
  GNMA                                                  7.000            12/15/23           534,300            550,569
  GNMA                                                  6.500            01/15/24         2,963,536          2,998,491
  GNMA                                                  6.500            02/15/24           425,351            430,368
  GNMA                                                  7.000            02/15/24         1,668,877          1,719,234
  GNMA                                                  6.500            03/15/24           165,246            167,195
  GNMA                                                  6.500            04/15/24           836,499            846,366
  GNMA                                                  7.000            06/15/24           500,005            515,092
  GNMA                                                  7.000            10/15/24           450,919            464,525
  GNMA                                                  8.000            07/15/25           211,838            224,276
  GNMA                                                  8.000            09/15/25            82,694             87,549
  GNMA                                                  8.000            11/15/25           175,687            186,002
  GNMA                                                  6.500            01/15/26           827,214            834,827
  GNMA                                                  6.500            03/15/26           768,384            775,456
  GNMA PROJECT LOAN POOL                                6.500            03/15/26           128,498            129,681
  GNMA                                                  6.500            04/15/26           120,645            121,755
  GNMA                                                  6.500            05/15/26            35,928             36,258
  GNMA                                                  7.500            08/15/26            55,717             58,015
  GNMA                                                  8.000            09/20/26           620,919            653,344
  GNMA                                                  7.500            09/15/27            94,145             97,903
  GNMA                                                  7.000            11/15/27            24,929             25,540
  GNMA                                                  7.000            06/15/28         2,314,234          2,367,832
  GNMA                                                  7.000            07/15/28           686,522            702,422
  GNMA                                                  7.000            08/15/28           695,798            711,912
  GNMA                                                  7.000            09/15/28           255,807            261,731
  GNMA                                                  7.000            10/15/28           435,665            445,755
  GNMA                                                  6.000            02/20/29         1,159,901          1,133,819
  GNMA                                                  6.500            03/15/29           308,043            309,654
  GNMA                                                  7.000            03/15/29           616,421            630,648
  GNMA                                                  7.500            10/15/29           182,033            188,799
  GNMA                                                  8.000            04/15/30            44,886             46,983
  GNMA                                                  7.250            09/15/39           994,960          1,018,529
                                                                                                          ------------
                                                                                                            27,491,752

TOTAL U.S. GOVERNMENT AND AGENCY BONDS (IDENTIFIED COST $115,829,564)                                      117,858,889
                                                                                                          ------------

SHORT-TERM INVESTMENTS (3.8%)

  FIFTH THIRD REPURCHASE AGREEMENT DATED                1.520            01/02/02         5,010,601          5,010,601
  12/31/01 (Collateralized by $5,100,406 GNMA                                                             ------------
  Pool # 0078L, 12-20-28, market value $5,160,919)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $5,010,601)                                                    5,010,601
                                                                                                          ------------

TOTAL INVESTMENTS (99.2%) (IDENTIFIED COST $125,971,294)(3)                                                128,337,749

OTHER ASSETS LESS LIABILITIES (0.8%)                                                                         1,091,502
                                                                                                          ------------
NET ASSETS (100.0%)                                                                                       $129,429,251
                                                                                                          ============


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                   ACCESSOR 56

                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2001

----------------------------------------------------------------------------------------------------------------------
FORWARD COMMITMENTS
                                                    PRINCIPAL           DELIVERY             COUPON            MARKET
  AGENCY                                              AMOUNT              DATE                RATE              VALUE
----------------------------------------------------------------------------------------------------------------------

TBA PURCHASE COMMITMENTS AT DECEMBER 31, 2001
(COST PAYABLE $7,003,035)
  FNMA                                             $3,000,000           1/17/2002            5.500        $  2,948,436
  FNMA                                              2,000,000           1/17/2002            6.000           2,003,750
  FNMA                                              2,000,000           1/14/2002            7.000           2,037,500
                                                                                                          ------------
                                                                                                          $  6,989,686
                                                                                                          ============
TBA SALE COMMITMENTS AT DECEMBER 31, 2001
(PROCEEDS RECEIVABLE $2,005,007)
  FNMA                                             $2,000,000          01/14/2002            6.500%       $  2,000,000
                                                                                                          ------------
                                                                                                          $  2,000,000
                                                                                                          ============


- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
OUTSTANDING FUTURES CONTRACTS(4)
                                                                                                          UNREALIZED
                                                                      UNITS PER         CURRENT          APPRECIATION/
  TYPE                              EXPIRATION        CONTRACTS        CONTRACT          VALUE          (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------
  5 YEAR BOND FUTURE (BUY)          03/19/2002            18              1,000       $ 1,904,625        $     (16,281)
  10 YEAR BOND FUTURE (SELL)        03/19/2002            10              1,000        (1,051,250)               9,925
  LONG BOND FUTURE (BUY)            03/19/2002             1              1,000           101,531               (1,595)
                                                                                                         -------------
                                                                                                         $      (7,951)
                                                                                                         =============


WRITTEN OPTION ACTIVITY
                                                                      NUMBER OF         CONTRACT
                                                                      CONTRACTS          PREMIUM
----------------------------------------------------------------------------------------------------------------------
  OPTIONS OUTSTANDING AT BEGINNING OF YEAR                                    0       $         0
  OPTIONS SOLD                                                           80,000            58,750
  OPTIONS EXERCISED OR CANCELLED PRIOR TO EXERCISE                      (80,000)          (58,750)
  OPTIONS EXPIRED                                                             -                 -
                                                                    -----------       -----------
  OPTIONS OUTSTANDING AT END OF PERIOD                                        0                 0
                                                                    ===========       ===========


(1)Interest Only security.
(2)Represents a variable or increasing rate security. Rate disclosed is the current rate.
(3)See Note 6 for important tax information.
(4)A portion of the following security has been segregated and is being held as collateral to cover margin requirements for the outstanding futures contracts as of 12/31/01: FHLMC 6.5% 04/01/29.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                   ACCESSOR 57

                           U.S. GOVERNMENT MONEY FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2001

----------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY        PRINCIPAL
DESCRIPTION                                             RATE              DATE            AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------
U.S. AGENCY BONDS (79.2%)
FEDERAL AGRICULTURAL MORTGAGE CORPORATION (FAMC) (3.8%)
  FAMC                                                  2.210%           1/4/2002      $ 45,600,000     $   45,591,602
                                                                                                        --------------
                                                                                                            45,591,602
FEDERAL HOME LOAN BANK (FHLB) (17.2%)
  FHLB                                                  1.850           1/11/2002        25,000,000         24,987,153
  FHLB                                                  2.170           1/18/2002        39,817,000         39,776,198
  FHLB                                                  1.740           1/18/2002        60,000,000         59,950,700
  FHLB DISCOUNT NOTE                                    2.030           1/30/2002        50,307,000         50,224,734
  FHLB DISCOUNT NOTE                                    3.470           7/29/2002        30,000,000         29,395,642
                                                                                                        --------------
                                                                                                           204,334,427
FEDERAL HOME LOAN MORTGAGE (FHLMC) (25.1%)
  FHLMC                                                 1.970            2/7/2002        30,000,000         29,939,258
  FHLMC                                                 1.840            2/7/2002        30,000,000         29,943,267
  FHLMC                                                 1.935           2/21/2002        60,000,000         59,835,525
  FHLMC DISCOUNT NOTE                                   3.300           2/28/2002        40,000,000         39,787,333
  FHLMC DISCOUNT NOTE                                   1.700           4/26/2002        60,000,000         59,674,167
  FHLMC DISCOUNT NOTE                                   1.860           5/31/2002        50,000,000         49,612,500
  FHLMC DISCOUNT NOTE                                   3.670           6/28/2002        30,000,000         29,455,617
                                                                                                        --------------
                                                                                                           298,247,667
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (30.4%)
  FNMA                                                  3.390            8/9/2002        25,000,000         24,482,083
  FNMA                                                  2.301           1/10/2002        50,000,000         49,971,238
  FNMA                                                  1.870           2/14/2002        60,000,000         59,862,867
  FNMA                                                  1.735            3/7/2002        58,087,000         57,905,034
  FNMA                                                  1.750           3/28/2002        50,000,000         49,790,972
  FNMA DISCOUNT NOTE                                    1.710           5/16/2002        60,000,000         59,615,250
  FNMA DISCOUNT NOTE                                    1.870            6/6/2002        60,000,000         59,513,800
                                                                                                        --------------
                                                                                                           361,141,244
USA EDUCATION (FORMERLY STUDENT LOAN MARKETING ASSOCIATION) (SALLIE MAE) (2.6%)
  SALLIE MAE DISCOUNT NOTE                              2.260           9/30/2002        31,515,000         30,976,864
                                                                                                        --------------
                                                                                                            30,976,864

TOTAL U.S. AGENCY BONDS (IDENTIFIED COST $940,291,804)                                                     940,291,804
                                                                                                        --------------

SHORT-TERM INVESTMENTS (21.0%)

  FIFTH THIRD REPURCHASE AGREEMENT DATED                1.520            1/2/2002        18,691,196         18,691,196
  12/31/01 (Collateralized By $19,096,771 FNMA
  Pool # 545415, 12-1-16, Market Value $19,251,932)

  WELLS FARGO BANK REPURCHASE AGREEMENT                 1.535            1/2/2002       230,000,000        230,000,000
  Freddie Mac, 7/15/06, Market Value $196,250,041;                                                      --------------
  2) $16,000,000 Freddie Mac, 10/3/05, Market Value
  $15,808,000; 3) $18,900,000 FHLB, 4/1/02,
  Market Value $18,818,730)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $248,691,196)                                                248,691,196
                                                                                                        --------------

TOTAL INVESTMENTS (100.2%) (IDENTIFIED COST $1,188,983,000)(1)                                           1,188,983,000

LIABILTIES LESS OTHER ASSETS (-0.2%)                                                                        (1,926,574)
                                                                                                        --------------
NET ASSETS (100.00%)                                                                                    $1,187,056,426
                                                                                                        ==============


(1)Identified cost for Federal Tax purposes is the same as shown above.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                   ACCESSOR 58

                         ACCESSOR INCOME ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2001

------------------------------------------------------------------------------------------------------------
DESCRIPTION                                                   ALLOCATION         SHARES             VALUE
------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.4%)

ACCESSOR FUNDS
    HIGH YIELD BOND                                              14.9%              198,988     $  2,111,266
    INTERMEDIATE FIXED-INCOME                                    11.0               130,510        1,551,761
    SHORT-INTERMEDIATE FIXED-INCOME                              40.0               466,337        5,652,004
    MORTGAGE SECURITIES                                           6.0                66,446          843,197
    U.S. GOVERNMENT MONEY                                        27.5             3,899,601        3,899,601
                                                                                                ------------

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $14,148,276)                                          14,057,829
                                                                                                ------------

                                                 INTEREST      MATURITY         PRINCIPAL
SHORT-TERM INVESTMENTS (0.1%)                      RATE          DATE             AMOUNT            VALUE
  FIFTH THIRD REPURCHASE AGREEMENT DATED           1.52%      01/02/2002       $      7,508     $      7,508
  12/31/01 (Collateralized by $7,529 FNMA                                                       ------------
  ARM # 635255, 8-1-25, market value $7,733)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $7,508)                                                  7,508
                                                                                                ------------

TOTAL INVESTMENTS (99.5%) (IDENTIFIED COST $14,155,784)(1)                                        14,065,337

OTHER ASSETS LESS LIABILITIES (0.5%)                                                                  64,138
                                                                                                ------------
NET ASSETS (100.0%)                                                                             $ 14,129,475
                                                                                                ============


(1)See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                   ACCESSOR 59

                    ACCESSOR INCOME & GROWTH ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2001

------------------------------------------------------------------------------------------------------------
DESCRIPTION                                                   ALLOCATION         SHARES             VALUE
------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.2%)

ACCESSOR FUNDS
  GROWTH*                                                         8.7%             24,175       $    548,537
  VALUE                                                           8.9              31,350            560,534
  SMALL TO MID CAP*                                               6.1              22,448            384,760
  INTERNATIONAL EQUITY*                                           6.0              33,565            380,296
  HIGH YIELD BOND                                                14.7              88,236            936,184
  INTERMEDIATE FIXED-INCOME                                       9.7              51,664            614,284
  SHORT-INTERMEDIATE FIXED-INCOME                                23.9             124,518          1,509,163
  MORTGAGE SECURITIES                                             5.5              27,457            348,425
  U.S. GOVERNMENT MONEY                                          15.7             990,569            990,569
                                                                                                ------------

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $6,454,882)                                            6,272,752
                                                                                                ------------

                                                 INTEREST      MATURITY         PRINCIPAL
SHORT-TERM INVESTMENTS (0.6%)                      RATE          DATE             AMOUNT            VALUE
  FIFTH THIRD REPURCHASE AGREEMENT DATED           1.52%      01/02/2002       $   40,527       $     40,527
  12/31/01 (Collateralized by $39,365 FHLMC                                                     ------------
  Pool # 283550, 12-1-16, market value $41,743)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $40,527)                                                40,527
                                                                                                ------------


TOTAL INVESTMENTS (99.8%) (IDENTIFIED COST $6,495,409)(1)                                          6,313,279

OTHER ASSETS LESS LIABILITIES (0.2%)                                                                  13,654
                                                                                                ------------
NET ASSETS (100.0%)                                                                             $  6,326,933
                                                                                                ============


 * Non-income producing
(1)See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                   ACCESSOR 60

                        ACCESSOR BALANCED ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2001

------------------------------------------------------------------------------------------------------------
DESCRIPTION                                                   ALLOCATION         SHARES             VALUE
------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (98.5%)

ACCESSOR FUNDS
  GROWTH*                                                        14.6%              107,787     $  2,445,679
  VALUE                                                          14.7               136,888        2,447,549
  SMALL TO MID CAP*                                              10.2                99,045        1,697,638
  INTERNATIONAL EQUITY*                                          10.0               148,099        1,677,957
  HIGH YIELD BOND                                                14.7               230,633        2,447,021
  INTERMEDIATE FIXED-INCOME                                       5.9                82,503          980,965
  SHORT-INTERMEDIATE FIXED-INCOME                                16.7               229,711        2,784,096
  MORTGAGE SECURITIES                                             3.8                51,341          651,522
  U.S. GOVERNMENT MONEY                                           7.9             1,311,228        1,311,228
                                                                                                ------------

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $17,006,069)                                          16,443,655
                                                                                                ------------

                                                  INTEREST      MATURITY         PRINCIPAL
SHORT-TERM INVESTMENTS (1.5%)                       RATE          DATE             AMOUNT            VALUE
  FIFTH THIRD REPURCHASE AGREEMENT DATED            1.52%      01/02/2002      $    251,540     $    251,540
  12/31/01 (Collateralized by $235,802 FNMA                                                     ------------
  ARM # 1988-25B, 10-25-18, market value $259,086)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $251,540)                                              251,540
                                                                                                ------------


TOTAL INVESTMENTS (100%) (IDENTIFIED COST $17,257,609)(1)                                         16,695,195

LIABILITIES LESS OTHER ASSETS (0.0%)                                                                    (592)
                                                                                                ------------
NET ASSETS (100.0%)                                                                             $ 16,694,603
                                                                                                ============


 * Non-income producing
(1)See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                   ACCESSOR 61

                    ACCESSOR GROWTH & INCOME ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2001

------------------------------------------------------------------------------------------------------------
DESCRIPTION                                                   ALLOCATION         SHARES             VALUE
------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.3%)

ACCESSOR FUNDS
  GROWTH*                                                        18.1%            167,514       $  3,800,898
  VALUE                                                          18.0             211,426          3,780,292
  SMALL TO MID CAP*                                               9.4             114,410          1,960,990
  INTERNATIONAL EQUITY*                                          14.8             275,283          3,118,955
  HIGH YIELD BOND                                                14.3             281,735          2,989,213
  INTERMEDIATE FIXED-INCOME                                       5.4              94,406          1,122,482
  SHORT-INTERMEDIATE FIXED-INCOME                                14.7             254,862          3,088,927
  U.S. GOVERNMENT MONEY                                           4.6             971,593            971,593
                                                                                                ------------

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $20,779,687)                                          20,833,350
                                                                                                ------------

                                                  INTEREST      MATURITY         PRINCIPAL
SHORT-TERM INVESTMENTS (0.6%)                       RATE          DATE             AMOUNT            VALUE
  FIFTH THIRD REPURCHASE AGREEMENT DATED            1.52%      01/02/2002      $  132,125       $    132,125
  12/31/01 (Collateralized By $131,082 FNMA                                                     ------------
   ARM # 262486, 6-1-23, market value $136,089)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $132,125)                                              132,125
                                                                                                ------------


TOTAL INVESTMENTS (99.9%) (IDENTIFIED COST $20,911,812)(1)                                        20,965,475

OTHER ASSETS LESS LIABILITIES (0.1%)                                                                  26,057
                                                                                                ------------
NET ASSETS (100.0%)                                                                             $ 20,991,532
                                                                                                ============


 * Non-income producing
(1)See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                   ACCESSOR 62

                         ACCESSOR GROWTH ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2001

------------------------------------------------------------------------------------------------------------
DESCRIPTION                                                   ALLOCATION         SHARES             VALUE
------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.0%)

ACCESSOR FUNDS
  GROWTH*                                                        23.6%            333,305       $  7,562,698
  VALUE                                                          24.0             431,005          7,706,376
  SMALL TO MID CAP*                                              12.1             226,770          3,886,836
  INTERNATIONAL EQUITY*                                          20.3             574,362          6,507,522
  HIGH YIELD BOND                                                12.8             387,652          4,112,991
  SHORT-INTERMEDIATE FIXED-INCOME                                 5.9             157,237          1,905,715
  U.S. GOVERNMENT MONEY                                           0.3              97,875             97,875
                                                                                                ------------

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $32,466,244)                                          31,780,013
                                                                                                ------------

                                                  INTEREST      MATURITY         PRINCIPAL
SHORT-TERM INVESTMENTS (0.3%)                       RATE          DATE             AMOUNT            VALUE
  FIFTH THIRD REPURCHASE AGREEMENT DATED            1.52%      01/02/2002      $  105,980       $    105,980
  12/31/01 (Collateralized By $105,604 FNMA                                                     ------------
  ARM # 785598, 5-1-26, market value $109,159)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $105,980)                                              105,980
                                                                                                ------------


TOTAL INVESTMENTS (99.3%) (IDENTIFIED COST $32,572,224)(1)                                        31,885,993

OTHER ASSETS LESS LIABILITIES (0.7%)                                                                 213,058
                                                                                                ------------
NET ASSETS (100.0%)                                                                             $ 32,099,051
                                                                                                ============


 * Non-income producing
(1)See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                   ACCESSOR 63

                   ACCESSOR AGGRESSIVE GROWTH ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2001

------------------------------------------------------------------------------------------------------------
DESCRIPTION                                                   ALLOCATION         SHARES             VALUE
------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (97.9%)

ACCESSOR FUNDS
  GROWTH*                                                        28.2%            239,555       $  5,435,504
  VALUE                                                          28.7             309,719          5,537,784
  SMALL TO MID CAP*                                              17.0             191,015          3,273,998
  INTERNATIONAL EQUITY*                                          24.0             409,989          4,645,171
  U.S. GOVERNMENT MONEY                                           0.0                  50                 50
                                                                                                ------------

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $19,806,956)                                          18,892,507
                                                                                                ------------

                                                  INTEREST      MATURITY         PRINCIPAL
SHORT-TERM INVESTMENTS (1.1%)                       RATE          DATE             AMOUNT            VALUE
  FIFTH THIRD REPURCHASE AGREEMENT DATED            1.52%      01/02/2002      $  200,955       $    200,955
  12/31/01 (Collateralized by $201,130 FNMA                                                     ------------
  ARM # 70002, 4-1-18, market value $206,984)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $200,955)                                              200,955
                                                                                                ------------


TOTAL INVESTMENTS (99.0%) (IDENTIFIED COST $20,007,911)(1)                                        19,093,462

OTHER ASSETS LESS LIABILITIES (1.0%)                                                                 198,979
                                                                                                ------------
NET ASSETS (100.0%)                                                                             $ 19,292,441
                                                                                                ============


 * Non-income producing
(1)See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                   ACCESSOR 64

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2001

---------------------------------------------------------------------------------------------------
                                                                                        SMALL TO
                                                     GROWTH             VALUE           MID CAP
---------------------------------------------------------------------------------------------------
ASSETS:
 INVESTMENTS, AT VALUE (Note 2)                   $ 187,640,225     $ 138,959,743     $ 188,043,074
 REPURCHASE AGREEMENTS, AT COST                       4,089,497         2,566,987         3,621,987
                                                ---------------------------------------------------
 TOTAL INVESTMENTS*                                 191,729,722       141,526,730       191,665,061
 RECEIVABLE FOR INVESTMENTS SOLD                             --         8,881,191           511,692
 RECEIVABLE FOR CAPITAL SHARES SOLD                     116,474           244,063           168,901
 DIVIDENDS AND INTEREST RECEIVABLE                      188,801            85,939           254,418
 PREPAID EXPENSES AND OTHER ASSETS                       17,741            11,764               392
                                                ---------------------------------------------------
 TOTAL ASSETS                                       192,052,738       150,749,687       192,600,464
                                                ---------------------------------------------------
LIABILITIES:
 PAYABLE FOR INVESTMENTS PURCHASED                           --         6,802,155         1,761,096
 PAYABLE FOR CAPITAL SHARES REPURCHASED               1,771,156           421,713         1,776,718
 PAYABLE FOR MANAGEMENT FEES (Note 3)                    74,224            53,957            97,585
 MONEY MANAGERS FEE PAYABLE (Note 3)                     46,488            76,203            80,177
 PAYABLE FOR TRANSFER AGENT &
  ADMINISTRATIVE FEES (Note 3)                           24,934            18,816            26,969
 PAYABLE FOR 12B-1 & ADMINISTRATIVE
  SERVICES FEES (Note 3)                                 42,135            15,162            15,142
 ACCRUED EXPENSES AND OTHER LIABILITIES                  27,396            13,495            27,606
                                                ---------------------------------------------------
 TOTAL LIABILITIES                                    1,986,333         7,401,501         3,785,293
                                                ---------------------------------------------------
 NET ASSETS                                       $ 190,066,405     $ 143,348,186     $ 188,815,171
===================================================================================================
NET ASSETS CONSIST OF:
 PAID-IN CAPITAL                                  $ 207,431,523     $ 156,851,840     $ 257,424,735
 NET UNREALIZED APPRECIATION (DEPRECIATION)
   OF INVESTMENTS, RECEIVABLES, PAYABLES,
   AND FUTURES CONTRACTS                             19,062,978        (6,553,437)       (6,549,949)
 UNDISTRIBUTED NET INVESTMENT INCOME                         --                --                --
 ACCUMULATED DISTRIBUTIONS IN EXCESS OF
  NET REALIZED GAIN ON INVESTMENTS                           --        (1,256,001)               --
 ACCUMULATED NET REALIZED GAIN (LOSS)
  ON INVESTMENTS, FUTURES CONTRACTS,
  OPTIONS, AND FOREIGN CURRENCIES                   (36,428,096)       (5,694,216)      (62,059,615)
                                                ---------------------------------------------------
 NET ASSETS                                       $ 190,066,405     $ 143,348,186     $ 188,815,171
===================================================================================================
NET ASSETS:
 ADVISOR CLASS                                    $ 159,236,660     $ 116,190,905     $ 162,297,491
 INVESTOR CLASS                                      30,829,745        27,157,281        26,517,680
                                                ---------------------------------------------------
 TOTAL                                            $ 190,066,405     $ 143,348,186     $ 188,815,171
===================================================================================================
OUTSTANDING SHARES:
 ADVISOR CLASS                                        7,018,631         6,499,569         9,467,587
 INVESTOR CLASS                                       1,383,307         1,519,218         1,578,243
                                                ---------------------------------------------------
 TOTAL                                                8,401,938         8,018,787        11,045,830
===================================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
 ADVISOR CLASS                                    $       22.69     $       17.88     $       17.14
===================================================================================================
 INVESTOR CLASS                                   $       22.29     $       17.88     $       16.80
===================================================================================================
 *INVESTMENTS, AT COST (Note 6)                   $ 172,666,744     $ 148,080,167     $ 198,215,010
---------------------------------------------------------------------------------------------------


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                   ACCESSOR 65

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2001

---------------------------------------------------------------------------------------------------
                                                 INTERNATIONAL       HIGH YIELD       INTERMEDIATE
                                                     EQUITY             BOND          FIXED-INCOME
---------------------------------------------------------------------------------------------------

ASSETS:
 INVESTMENTS, AT VALUE (Note 2)                   $ 103,457,458     $  37,363,211     $  51,963,582
 REPURCHASE AGREEMENTS, AT COST                       2,368,621         2,006,061           227,871
                                                ---------------------------------------------------
 TOTAL INVESTMENTS*                                 105,826,079        39,369,272        52,191,453
 FOREIGN CURRENCY, AT VALUE                             278,039                --                --
 RECEIVABLE FOR FORWARD CURRENCY
  CONTRACTS SOLD                                      1,112,508                --                --
 RECEIVABLE FOR CAPITAL SHARES SOLD                      64,614           244,297           433,957
 DIVIDENDS AND INTEREST RECEIVABLE                      252,231           816,000           890,454
 PREPAID EXPENSES AND OTHER ASSETS                        4,036               449               193
                                                ---------------------------------------------------
 TOTAL ASSETS                                       107,537,507        40,430,018        53,516,057
                                                ---------------------------------------------------
LIABILITIES:
 PAYABLE FOR INVESTMENTS PURCHASED                       97,409                --                --
 PAYABLE FOR CAPITAL SHARES REPURCHASED               2,247,277            13,891           229,956
 PAYABLE FOR MANAGEMENT FEE (Note 3)                     51,903            12,040            16,321
 MONEY MANAGERS FEE PAYABLE (Note 3)                    106,964            27,649             2,627
 PAYABLE FOR TRANSFER AGENT
  & ADMINISTRATIVE FEES (Note 3)                         16,207             4,356             5,143
 PAYABLE FOR 12B-1 & ADMINISTRATIVE
  SERVICES FEES (Note 3)                                 14,055             3,896             3,888
 ACCRUED EXPENSES AND OTHER LIABILITIES                  65,815             6,279             4,586
                                                ---------------------------------------------------
 TOTAL LIABILITIES                                    2,599,630            68,111           262,521
                                                ---------------------------------------------------
 NET ASSETS                                       $ 104,937,877     $  40,361,907     $  53,253,536
===================================================================================================
NET ASSETS CONSIST OF:
 PAID-IN CAPITAL                                  $ 148,704,849     $  43,877,453     $  54,680,264
 NET UNREALIZED APPRECIATION (DEPRECIATION)
  OF INVESTMENTS, RECEIVABLES, PAYABLES,
  AND FUTURES CONTRACTS                              (5,530,056)         (773,812)          (45,450)
 UNDISTRIBUTED NET INVESTMENT INCOME                         --                --                --
 ACCUMULATED NET REALIZED GAIN (LOSS)
  ON INVESTMENTS, FUTURES CONTRACTS,
  OPTIONS, AND FOREIGN CURRENCIES                   (38,236,916)       (2,741,734)       (1,381,278)
                                                ---------------------------------------------------
 NET ASSETS                                       $ 104,937,877     $  40,361,907     $  53,253,536
===================================================================================================
NET ASSETS:
 ADVISOR CLASS                                    $  79,747,939     $  30,709,303     $  44,563,082
 INVESTOR CLASS                                      25,189,938         9,652,604         8,690,454
                                                ---------------------------------------------------
 TOTAL                                            $ 104,937,877     $  40,361,907     $  53,253,536
===================================================================================================
OUTSTANDING SHARES:
 ADVISOR CLASS                                        7,037,645         2,893,361         3,747,091
 INVESTOR CLASS                                       2,266,841           909,484           730,775
                                                ---------------------------------------------------
 TOTAL                                                9,304,486         3,802,845         4,477,866
===================================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
 ADVISOR CLASS                                    $       11.33     $       10.61     $       11.89
===================================================================================================
 INVESTOR CLASS                                   $       11.11     $       10.61     $       11.89
===================================================================================================
 *INVESTMENTS, AT COST (Note 6)                   $ 111,357,140     $  40,143,084     $  52,236,903
---------------------------------------------------------------------------------------------------


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                   ACCESSOR 66

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2001

--------------------------------------------------------------------------------------------------------
                                                 SHORT-INTERMEDIATE       MORTGAGE       U.S. GOVERNMENT
                                                    FIXED-INCOME         SECURITIES           MONEY
--------------------------------------------------------------------------------------------------------
ASSETS:
 INVESTMENTS, AT VALUE (Note 2)                   $    60,530,443     $   123,327,148    $   940,291,804
 REPURCHASE AGREEMENTS, AT COST                         1,805,313           5,010,601        248,691,196
                                                --------------------------------------------------------
 TOTAL INVESTMENTS*                                    62,335,756         128,337,749      1,188,983,000
 RECEIVABLE FOR INVESTMENTS SOLD                               --           4,061,938                 --
 RECEIVABLE FOR CAPITAL SHARES SOLD                       437,145             626,053             24,344
 DIVIDENDS AND INTEREST RECEIVABLE                        829,338             671,231             10,596
 RECEIVABLE FOR FUTURES CONTRACT SETTLEMENT                    --               3,806                 --
 PREPAID EXPENSES AND OTHER ASSETS                            308                 493              2,520
 TBA PURCHASE COMMITMENTS, AT VALUE                            --           6,989,686                 --
                                                --------------------------------------------------------
 TOTAL ASSETS                                          63,602,547         140,690,956      1,189,020,460
                                                --------------------------------------------------------
LIABILITIES:
 DISTRIBUTIONS PAYABLE                                         --                  --          1,481,424
 PAYABLE FOR INVESTMENTS PURCHASED                             --           8,496,956                 --
 PAYABLE FOR CAPITAL SHARES REPURCHASED                    62,853             116,872             76,470
 PAYABLE FOR MANAGEMENT FEES (Note 3)                      18,834              40,082            238,145
 MONEY MANAGERS FEE PAYABLE (Note 3)                        4,762              63,867                 --
 PAYABLE FOR TRANSFER AGENT
  & ADMINISTRATIVE FEES (Note 3)                            7,141              15,024            123,981
 PAYABLE FOR 12B-1 & ADMINISTRATIVE
  SERVICES FEES (Note 3)                                    4,971              11,842              3,747
 TBA SALE COMMITMENTS, AT VALUE                                --           2,000,000                 --
 ACCRUED EXPENSES AND OTHER LIABILITIES                     3,400             517,062             40,267
                                                --------------------------------------------------------
 TOTAL LIABILITIES                                        101,961          11,261,705          1,964,034
                                                --------------------------------------------------------
 NET ASSETS                                       $    63,500,586     $   129,429,251    $ 1,187,056,426
========================================================================================================
NET ASSETS CONSIST OF:
 PAID-IN CAPITAL                                  $    63,885,407     $   126,939,648    $ 1,187,058,800
 NET UNREALIZED APPRECIATION (DEPRECIATION)
  OF INVESTMENTS, RECEIVABLES, PAYABLES,
  AND FUTURES CONTRACTS                                   391,262           2,363,190                 --
 UNDISTRIBUTED NET INVESTMENT INCOME                           --                  --                 --
 ACCUMULATED NET REALIZED GAIN (LOSS) ON
  INVESTMENTS, FUTURES CONTRACTS, OPTIONS,
  AND FOREIGN CURRENCIES                                 (776,083)            126,413             (2,374)
                                                --------------------------------------------------------
 NET ASSETS                                       $    63,500,586     $   129,429,251    $ 1,187,056,426
========================================================================================================
NET ASSETS:
 ADVISOR CLASS                                    $    55,746,875     $   111,948,439    $ 1,177,405,091
 INVESTOR CLASS                                         7,753,711          17,480,812          9,651,335
                                                --------------------------------------------------------
 TOTAL                                            $    63,500,586     $   129,429,251    $ 1,187,056,426
========================================================================================================
OUTSTANDING SHARES:
 ADVISOR CLASS                                          4,600,913           8,818,844      1,177,409,689
 INVESTOR CLASS                                           640,069           1,377,143          9,651,180
                                                --------------------------------------------------------
 TOTAL                                                  5,240,982          10,195,987      1,187,060,869
========================================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
 ADVISOR CLASS                                    $         12.12     $         12.69    $          1.00
========================================================================================================
 INVESTOR CLASS                                   $         12.11     $         12.69    $          1.00
========================================================================================================
 *INVESTMENTS, AT COST (Note 6)                   $    61,944,494     $   125,971,294    $ 1,188,983,000
--------------------------------------------------------------------------------------------------------


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                   ACCESSOR 67

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2001


---------------------------------------------------------------------------------------------------------
                                                  ACCESSOR INCOME    ACCESSOR INCOME &  ACCESSOR BALANCED
                                                     ALLOCATION      GROWTH ALLOCATION      ALLOCATION
---------------------------------------------------------------------------------------------------------
ASSETS:
 INVESTMENTS, AT VALUE (Note 2)                      $ 14,057,829        $  6,272,752        $ 16,443,655
 REPURCHASE AGREEMENTS, AT COST                             7,508              40,527             251,540
                                                ---------------------------------------------------------
 TOTAL INVESTMENTS*                                    14,065,337           6,313,279          16,695,195
 CASH                                                      60,000                  --                  --
 RECEIVABLE FOR CAPITAL SHARES SOLD                         1,006              14,404               3,546
 DIVIDENDS AND INTEREST RECEIVABLE                          4,835               1,307               1,702
                                                ---------------------------------------------------------
 TOTAL ASSETS                                          14,131,178           6,328,990          16,700,443
                                                ---------------------------------------------------------
LIABILITIES:
 PAYABLE FOR CAPITAL SHARES REPURCHASED                        --                  --               2,000
 PAYABLE FOR MANAGEMENT FEES (Note 3)                       1,034                 511               1,356
 PAYABLE FOR 12B-1 & ADMINISTRATIVE
  SERVICES FEES (Note 3)                                      669               1,546               2,484
                                                ---------------------------------------------------------
 TOTAL LIABILITIES                                          1,703               2,057               5,840
                                                ---------------------------------------------------------
 NET ASSETS                                          $ 14,129,475        $  6,326,933        $ 16,694,603
=========================================================================================================
NET ASSETS CONSIST OF:
 PAID-IN CAPITAL                                     $ 14,219,922        $  6,509,049        $ 17,257,004
 NET UNREALIZED APPRECIATION (DEPRECIATION)
  OF INVESTMENTS, RECEIVABLES, PAYABLES,
  AND FUTURES CONTRACTS                                   (90,447)           (182,130)           (562,414)
 UNDISTRIBUTED NET INVESTMENT INCOME                           --                  --                  --
 ACCUMULATED NET REALIZED GAIN (LOSS)
  ON INVESTMENTS, FUTURES CONTRACTS,
  OPTIONS, AND FOREIGN CURRENCIES                              --                  14                  13
                                                ---------------------------------------------------------
 NET ASSETS                                          $ 14,129,475        $  6,326,933        $ 16,694,603
=========================================================================================================
NET ASSETS:
 ADVISOR CLASS                                       $ 12,533,780        $  2,519,035        $ 10,158,159
 INVESTOR CLASS                                         1,595,695           3,807,898           6,536,444
                                                ---------------------------------------------------------
 TOTAL                                               $ 14,129,475        $  6,326,933        $ 16,694,603
=========================================================================================================
OUTSTANDING SHARES:
 ADVISOR CLASS                                            830,394             175,891             733,489
 INVESTOR CLASS                                           105,724             265,900             472,003
                                                ---------------------------------------------------------
 TOTAL                                                    936,118             441,791           1,205,492
=========================================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
 ADVISOR CLASS                                       $      15.09        $      14.32        $      13.85
=========================================================================================================
 INVESTOR CLASS                                      $      15.09        $      14.32        $      13.85
=========================================================================================================
 *INVESTMENTS, AT COST (Note 6)                      $ 14,155,784        $  6,495,409        $ 17,257,609
---------------------------------------------------------------------------------------------------------


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                   ACCESSOR 68

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2001

---------------------------------------------------------------------------------------------------------
                                                 ACCESSOR GROWTH &   ACCESSOR GROWTH  ACCESSOR AGGRESSIVE
                                                 INCOME ALLOCATION      ALLOCATION     GROWTH ALLOCATION
---------------------------------------------------------------------------------------------------------
ASSETS:
 INVESTMENTS, AT VALUE (Note 2)                      $ 20,833,350       $ 31,780,013        $ 18,892,507
 REPURCHASE AGREEMENTS, AT COST                           132,125            105,980             200,955
                                                --------------------------------------------------------
 TOTAL INVESTMENTS*                                    20,965,475         31,885,993          19,093,462
 CASH                                                          --            220,001             189,001
 RECEIVABLE FOR CAPITAL SHARES SOLD                        29,249             14,692              13,944
 DIVIDENDS AND INTEREST RECEIVABLE                          1,378                368                 213
                                                --------------------------------------------------------
 TOTAL ASSETS                                          20,996,102         32,121,054          19,296,620
                                                --------------------------------------------------------
LIABILITIES:
 PAYABLE FOR CAPITAL SHARES REPURCHASED                     2,000             16,618                  --
 PAYABLE FOR MANAGEMENT FEES (Note 3)                       1,755              2,573               1,431
 PAYABLE FOR 12B-1 & ADMINISTRATIVE
  SERVICES FEES (Note 3)                                      815              2,812               2,748
                                                --------------------------------------------------------
 TOTAL LIABILITIES                                          4,570             22,003               4,179
                                                --------------------------------------------------------
 NET ASSETS                                          $ 20,991,532       $ 32,099,051        $ 19,292,441
========================================================================================================
NET ASSETS CONSIST OF:
 PAID-IN CAPITAL                                     $ 20,937,856       $ 32,785,282        $ 20,249,695
 NET UNREALIZED APPRECIATION (DEPRECIATION)
  OF INVESTMENTS, RECEIVABLES, PAYABLES,
  AND FUTURES CONTRACTS                                    53,663           (686,231)           (914,449)
 UNDISTRIBUTED NET INVESTMENT INCOME                           --                 --                  --
 ACCUMULATED DISTRIBUTIONS IN EXCESS OF
  NET REALIZED GAIN ON INVESTMENTS                             --                 --             (42,805)
 ACCUMULATED NET REALIZED GAIN (LOSS)
  ON INVESTMENTS, FUTURES CONTRACTS,
  OPTIONS, AND FOREIGN CURRENCIES                              13                 --                  --
                                                --------------------------------------------------------
 NET ASSETS                                          $ 20,991,532       $ 32,099,051        $ 19,292,441
========================================================================================================
NET ASSETS:
 ADVISOR CLASS                                       $ 18,965,492       $ 23,657,682        $ 10,546,629
 INVESTOR CLASS                                         2,026,040          8,441,369           8,745,812
                                                --------------------------------------------------------
 TOTAL                                               $ 20,991,532       $ 32,099,051        $ 19,292,441
========================================================================================================
OUTSTANDING SHARES:
 ADVISOR CLASS                                          1,389,472          1,820,154             838,328
 INVESTOR CLASS                                           148,442            649,492             698,896
                                                --------------------------------------------------------
 TOTAL                                                  1,537,914          2,469,646           1,537,224
========================================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
 ADVISOR CLASS                                       $      13.65       $      13.00        $      12.58
========================================================================================================
 INVESTOR CLASS                                      $      13.65       $      13.00        $      12.51
========================================================================================================
 *INVESTMENTS, AT COST (Note 6)                      $ 20,911,812       $ 32,572,224        $ 20,007,911
--------------------------------------------------------------------------------------------------------


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                   ACCESSOR 69

                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2001

---------------------------------------------------------------------------------------------------
                                                                                         SMALL TO
                                                      GROWTH            VALUE            MID CAP
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 DIVIDENDS (NET OF FOREIGN WITHHOLDING
  TAXES OF $19,453 FOR VALUE FUND, $1,511 FOR
  SMALL TO MID CAP FUND)                           $  1,791,436      $  2,530,584      $  2,352,065
 INTEREST                                                62,023           127,582           124,328
 COMMISSION RECAPTURE                                    39,535            41,000                --
                                                ---------------------------------------------------
 TOTAL INVESTMENT INCOME                              1,892,994         2,699,166         2,476,393
                                                ---------------------------------------------------
EXPENSES:
 MANAGEMENT FEES (Note 3)                               961,435           705,547         1,346,709
 MONEY MANAGERS FEES (Note 3)                           328,846           309,248           415,708
 TRANSFER AGENT & ADMINISTRATION FEES (Note 3)          313,120           230,895           329,665
 FUND ACCOUNTING FEES                                    67,938            56,460            77,677
 LEGAL FEES                                              29,000            20,750            29,503
 AUDIT FEES                                              27,000            20,500            25,000
 CUSTODIAN FEES                                          29,926            14,695            85,330
 REGISTRATION FEES                                       27,634            25,939            16,507
 DIRECTORS FEES                                           3,500             2,100             9,400
 PRINTING/POSTAGE EXPENSE                                 8,000             7,500            16,000
 OTHER                                                   14,927             7,289            18,485

 INVESTOR CLASS ONLY (Notes 2 & 3):
  DISTRIBUTION & SHAREHOLDER SERVICES FEES               71,590            57,905            67,471
  ADMINISTRATIVE SERVICES FEES                           71,590            57,905            67,471
                                                ---------------------------------------------------
 NET EXPENSES                                         1,954,506         1,516,733         2,504,926
                                                ---------------------------------------------------
 NET INVESTMENT INCOME (LOSS)                           (61,512)        1,182,433           (28,533)
                                                ---------------------------------------------------
REALIZED AND UNREALIZED GAINS (LOSSES):
 NET REALIZED GAIN (LOSS) ON:
  INVESTMENTS                                        (9,696,744)       (4,855,618)      (40,074,664)
  FUTURES AND OPTIONS                                        --          (838,598)               --
  FOREIGN EXCHANGE                                           --                --                --
 CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS                     (31,028,596)      (10,890,533)       (2,101,267)
 CHANGE IN UNREALIZED DEPRECIATION
  OF FOREIGN CURRENCY                                        --                --                --
                                                ---------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN (LOSS)            (40,725,340)      (16,584,749)      (42,175,931)
                                                ---------------------------------------------------
 NET INCREASE (DECREASE) RESULTING FROM
  OPERATIONS                                       $(40,786,852)     $(15,402,316)     $(42,204,464)
===================================================================================================


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                   ACCESSOR 70

                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2001

---------------------------------------------------------------------------------------------------
                                                   INTERNATIONAL      HIGH YIELD       INTERMEDIATE
                                                       EQUITY            BOND          FIXED-INCOME
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 DIVIDENDS (NET OF FOREIGN WITHHOLDING TAXES
  OF $234,260 FOR INTERNATIONAL EQUITY FUND)       $  2,181,402      $     57,566      $         --
 INTEREST                                               173,378         3,266,290         3,780,403
 COMMISSION RECAPTURE                                    67,050                --               443
                                                ---------------------------------------------------
 TOTAL INVESTMENT INCOME                              2,421,830         3,323,856         3,780,846
                                                ---------------------------------------------------
EXPENSES:
 MANAGEMENT FEES (Note 3)                               797,604           116,344           213,355
 MONEY MANAGERS FEES (Note 3)                           700,872            61,823            11,854
 TRANSFER AGENT & ADMINISTRATION FEES (Note 3)          211,190            43,463            81,553
 FUND ACCOUNTING FEES                                    80,135            34,819            35,191
 LEGAL FEES                                              22,000             4,100             8,000
 AUDIT FEES                                              18,500            10,500             8,500
 CUSTODIAN FEES                                         237,102             1,308             5,106
 REGISTRATION FEES                                       30,941            28,483            19,256
 DIRECTORS FEES                                           8,000               450               700
 PRINTING/POSTAGE EXPENSE                                 6,000             1,000             1,500
 OTHER                                                   10,078             1,205             2,692

 INVESTOR CLASS ONLY (Notes 2 & 3):
  DISTRIBUTION & SHAREHOLDER SERVICES FEES               62,458            24,846            22,141
  ADMINISTRATIVE SERVICES FEES                           62,458            24,846            22,141
                                                ---------------------------------------------------
 NET EXPENSES                                         2,247,338           353,187           431,989
                                                ---------------------------------------------------
 NET INVESTMENT INCOME (LOSS)                           174,492         2,970,669         3,348,857
                                                ---------------------------------------------------
REALIZED AND UNREALIZED GAINS (LOSSES):
 NET REALIZED GAIN (LOSS) ON:
  INVESTMENTS                                       (33,273,800)       (2,700,396)          900,092
  FUTURES AND OPTIONS                                        --                --                --
  FOREIGN EXCHANGE                                   (1,193,893)               --                --
 CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS                      (5,652,388)        1,000,146           544,747
 CHANGE IN UNREALIZED DEPRECIATION
  OF FOREIGN CURRENCY                                (2,568,158)               --                --
                                                ---------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN (LOSS)            (42,688,239)       (1,700,250)        1,444,839
                                                ---------------------------------------------------
 NET INCREASE (DECREASE) RESULTING FROM
  OPERATIONS                                       $(42,513,747)     $  1,270,419      $  4,793,696
===================================================================================================


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                   ACCESSOR 71

                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2001

---------------------------------------------------------------------------------------------------
                                                SHORT-INTERMEDIATE     MORTGAGE     U.S. GOVERNMENT
                                                   FIXED-INCOME       SECURITIES         MONEY
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 INTEREST                                          $  3,230,417      $  8,656,255      $ 33,298,673
 COMMISSION RECAPTURE                                       419                --                --
                                                ---------------------------------------------------
 TOTAL INVESTMENT INCOME                              3,230,836         8,656,255        33,298,673
                                                ---------------------------------------------------
EXPENSES:
 MANAGEMENT FEES (Note 3)                               196,028           480,578         2,122,292
 MONEY MANAGERS FEES (Note 3)                            10,892           293,604                --
 TRANSFER AGENT & ADMINISTRATION FEES (Note 3)           74,892           180,041         1,110,982
 FUND ACCOUNTING FEES                                    35,853            96,238           153,510
 LEGAL FEES                                               7,500            17,000           112,000
 AUDIT FEES                                               7,700            16,500            82,000
 CUSTODIAN FEES                                           5,616            41,059            15,803
 REGISTRATION FEES                                       23,213            21,492            81,837
 DIRECTORS FEES                                             750             1,725            12,500
 PRINTING/POSTAGE EXPENSE                                 1,500             4,015            25,000
 OTHER                                                    2,696             5,639            14,489

 INVESTOR CLASS ONLY (NOTES 2 & 3):
  DISTRIBUTION & SHAREHOLDER SERVICES FEES               19,708            44,776            21,862
  ADMINISTRATIVE SERVICES FEES                           19,708            44,776            21,855
                                                ---------------------------------------------------
 NET EXPENSES                                           406,056         1,247,443         3,774,130
                                                ---------------------------------------------------
 NET INVESTMENT INCOME (LOSS)                         2,824,780         7,408,812        29,524,543
                                                ---------------------------------------------------
REALIZED AND UNREALIZED GAINS (LOSSES):
 NET REALIZED GAIN (LOSS) ON:
  INVESTMENTS                                          (104,262)        3,027,222                --
  FUTURES AND OPTIONS                                        --           (19,826)               --
 CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS                         690,827          (515,956)               --
                                                ---------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN (LOSS)                586,565         2,491,440                --
                                                ---------------------------------------------------
 NET INCREASE (DECREASE) RESULTING FROM
  OPERATIONS                                       $  3,411,345      $  9,900,252      $ 29,524,543
===================================================================================================


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                   ACCESSOR 72

                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2001

------------------------------------------------------------------------------------------------------
                                               ACCESSOR INCOME   ACCESSOR INCOME &   ACCESSOR BALANCED
                                                 ALLLOCATION     GROWTH ALLOCATION      ALLOCATION
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 DIVIDENDS                                         $    146,518      $    190,466      $    396,414
 INTEREST                                                   768             1,089             1,853
                                                ---------------------------------------------------
 TOTAL INVESTMENT INCOME                                147,286           191,555           398,267
                                                ---------------------------------------------------
EXPENSES:
 MANAGEMENT FEES (Note 3)                                 2,587             4,450            11,554
 TRANSFER AGENT & ADMINISTRATION FEES (Note 3)               --                --                --
 FUND ACCOUNTING FEES                                    14,042            14,105            15,025
 LEGAL FEES                                                 191               512             1,301
 AUDIT FEES                                               2,298             2,532             3,075
 CUSTODIAN FEES                                             850               737             1,202
 REGISTRATION FEES                                       10,409            11,390            14,030
 DIRECTORS FEES                                              23                56               143
 PRINTING/POSTAGE EXPENSE                                    74               130               343
 OTHER                                                        2                 4                11

 INVESTOR CLASS ONLY (Notes 2 & 3):
  DISTRIBUTION & SHAREHOLDER SERVICES FEES                2,262             7,397            13,302
  ADMINISTRATIVE SERVICES FEES                            2,262             7,397            13,302
                                                ---------------------------------------------------
 GROSS EXPENSES                                          35,000            48,710            73,288
 LESS EXPENSES PAID DIRECTLY BY THE ADVISER              27,889            29,466            35,130
                                                ---------------------------------------------------
 NET EXPENSES                                             7,111            19,244            38,158
                                                ---------------------------------------------------
 NET INVESTMENT INCOME (LOSS)                           140,175           172,311           360,109
                                                ---------------------------------------------------
REALIZED AND UNREALIZED GAINS (LOSSES):
 NET REALIZED GAIN (LOSS) ON:
  INVESTMENTS, INCLUDING SALES OF AND GAIN
   DISTRIBUTIONS FROM INVESTMENT COMPANY
    SHARES                                                1,066            14,632            61,812
 CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS                         (90,768)         (182,393)         (562,337)
                                                ---------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN (LOSS)                (89,702)         (168,661)         (500,525)
                                                ---------------------------------------------------
 NET INCREASE (DECREASE) RESULTING FROM
  OPERATIONS                                       $     50,473      $      4,550      $   (140,416)
===================================================================================================


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                   ACCESSOR 73

                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2001

----------------------------------------------------------------------------------------------------------
                                                 ACCESSOR GROWTH &   ACCESSOR GROWTH   ACCESSOR AGGRESSIVE
                                                 INCOME ALLOCATION      ALLOCATION       GROWTH ALLOCATION
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 DIVIDENDS                                           $    276,540       $    342,506        $     39,639
 INTEREST                                                   2,220              2,329               1,671
                                                --------------------------------------------------------
 TOTAL INVESTMENT INCOME                                  278,760            344,835              41,310
                                                --------------------------------------------------------
EXPENSES:
 MANAGEMENT FEES (Note 3)                                   9,162             17,848              12,451
 TRANSFER AGENT & ADMINISTRATION FEES (Note 3)                 --                 --                  --
 FUND ACCOUNTING FEES                                      15,171             16,273              14,961
 LEGAL FEES                                                   876              1,931               1,441
 AUDIT FEES                                                 2,626              3,452               3,194
 CUSTODIAN FEES                                             1,701              1,453               1,484
 REGISTRATION FEES                                         11,147             16,001              14,978
 DIRECTORS FEES                                               113                224                 158
 PRINTING/POSTAGE EXPENSE                                     260                487                 348
 OTHER                                                          9                 18                  13

 INVESTOR CLASS ONLY (Notes 2 & 3):
  DISTRIBUTION & SHAREHOLDER SERVICES FEES                  2,884             16,095              15,077
  ADMINISTRATIVE SERVICES FEES                              2,884             16,095              15,077
                                                --------------------------------------------------------
 GROSS EXPENSES                                            46,833             89,877              79,182
 LESS EXPENSES PAID DIRECTLY BY THE ADVISER                31,903             39,839              36,577
                                                --------------------------------------------------------
 NET EXPENSES                                              14,930             50,038              42,605
                                                --------------------------------------------------------
 NET INVESTMENT INCOME (LOSS)                             263,830            294,797              (1,295)
                                                --------------------------------------------------------
REALIZED AND UNREALIZED GAINS (LOSSES):
 NET REALIZED GAIN (LOSS) ON:
  INVESTMENTS, INCLUDING SALES OF AND GAIN
   DISTRIBUTIONS FROM INVESTMENT COMPANY
   SHARES                                                  43,211             98,536              61,052
 CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS                            53,604           (686,610)           (912,116)
                                                --------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN (LOSS)                   96,815           (588,074)           (851,064)
                                                --------------------------------------------------------
 NET INCREASE (DECREASE) RESULTING FROM
  OPERATIONS                                         $    360,645       $   (293,277)       $   (852,359)
========================================================================================================


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                   ACCESSOR 74

                    STATEMENTS OF CHANGES IN NET ASSETS

---------------------------------------------------------------------------------------------------------------------
                                                               GROWTH                              VALUE
                                                ---------------------------------------------------------------------
                                                    YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                  DEC. 31, 2001     DEC. 31, 2000     DEC. 31, 2001     DEC. 31, 2000
---------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
 NET INVESTMENT INCOME (LOSS)                     $     (61,512)    $  (1,280,600)    $   1,182,433     $   2,067,759
 NET REALIZED GAIN (LOSS) ON INVESTMENTS
  AND FUTURES                                        (9,696,744)      (26,339,944)       (5,694,216)        5,472,891
 CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS                     (31,028,596)      (62,376,930)      (10,890,533)       (3,101,838)
                                                ---------------------------------------------------------------------
 NET INCREASE (DECREASE) FROM OPERATIONS            (40,786,852)      (89,997,474)      (15,402,316)        4,438,812

DISTRIBUTIONS FROM:
 NET INVESTMENT INCOME
  ADVISOR CLASS                                              --                --        (1,108,396)       (1,851,502)
  INVESTOR CLASS                                             --                --           (87,435)         (215,030)
                                                ---------------------------------------------------------------------
                                                             --                --        (1,195,831)       (2,066,532)
 NET REALIZED GAIN ON INVESTMENTS
  ADVISOR CLASS                                              --          (231,727)       (3,411,295)       (2,250,940)
  INVESTOR CLASS                                             --           (35,290)         (391,915)         (426,405)
                                                ---------------------------------------------------------------------
                                                             --          (267,017)       (3,803,210)       (2,677,345)
 IN EXCESS OF NET REALIZED GAIN ON INVESTMENTS
  ADVISOR CLASS                                              --                --        (1,018,052)               --
  INVESTOR CLASS                                             --                --          (237,949)               --
                                                ---------------------------------------------------------------------
                                                             --                --        (1,256,001)               --
                                                ---------------------------------------------------------------------
 NET DECREASE FROM DISTRIBUTIONS                             --          (267,017)       (6,255,042)       (4,743,877)

CAPITAL SHARE TRANSACTIONS (Note 4):
 PROCEEDS FROM SUBSCRIPTIONS                         75,617,035       136,126,007        64,373,177        55,371,744
 REINVESTMENT OF DISTRIBUTIONS                               --           178,472         3,504,125         2,240,831
 COST OF REDEMPTIONS                               (121,205,453)     (153,667,650)      (77,766,655)      (57,861,793)
                                                ---------------------------------------------------------------------
 NET DECREASE RESULTING FROM CAPITAL
  SHARE TRANSACTIONS                                (45,588,418)      (17,363,171)       (9,889,353)         (249,218)

 TOTAL DECREASE IN NET ASSETS                       (86,375,270)     (107,627,662)      (31,546,711)         (554,283)
                                                ---------------------------------------------------------------------
NET ASSETS:
 BEGINNING OF PERIOD                                276,441,675       384,069,337       174,894,897       175,449,180
                                                ---------------------------------------------------------------------
 END OF PERIOD                                    $ 190,066,405     $ 276,441,675     $ 143,348,186     $ 174,894,897
=====================================================================================================================

 UNDISTRIBUTED NET INVESTMENT INCOME              $          --     $          --     $          --     $       1,227


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                   ACCESSOR 75

                    STATEMENTS OF CHANGES IN NET ASSETS

---------------------------------------------------------------------------------------------------------------------
                                                          SMALL TO MID CAP                 INTERNATIONAL EQUITY
                                                ---------------------------------------------------------------------
                                                   YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                  DEC. 31, 2001     DEC. 31, 2000     DEC. 31, 2001     DEC. 31, 2000
---------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
 NET INVESTMENT INCOME (LOSS)                     $     (28,533)    $  (2,046,022)    $     174,492     $    (187,613)
 NET REALIZED LOSS ON INVESTMENTS AND
  FOREIGN CURRENCY                                  (40,074,664)      (14,027,054)      (34,467,693)       (5,153,923)
 CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS                      (2,101,267)      (70,882,056)       (8,220,546)      (63,756,246)
                                                ---------------------------------------------------------------------
 NET DECREASE RESULTING FROM OPERATIONS             (42,204.464)      (86,955,132)      (42,513,747)      (69,097,782)

DISTRIBUTIONS FROM:
 NET REALIZED GAIN ON INVESTMENTS
  ADVISOR CLASS                                              --       (38,670,625)               --       (16,259,266)
  INVESTOR CLASS                                             --        (3,517,691)               --        (2,479,343)
                                                ---------------------------------------------------------------------
                                                             --       (42,188,316)               --       (18,738,609)
 IN EXCESS OF NET REALIZED GAIN ON INVESTMENTS
  ADVISOR CLASS                                              --        (7,294,362)               --          (220,810)
  INVESTOR CLASS                                             --          (663,535)               --           (33,671)
                                                ---------------------------------------------------------------------
                                                             --        (7,957,897)               --          (254,481)
                                                ---------------------------------------------------------------------
 NET DECREASE FROM DISTRIBUTIONS                             --       (50,146,213)               --       (18,993,090)

CAPITAL SHARE TRANSACTIONS (Note 4):
 PROCEEDS FROM SUBSCRIPTIONS                        125,007,880       352,902,649       239,847,093       333,937,894
 REINVESTMENT OF DISTRIBUTIONS                               --        26,291,661                --        10,538,694
 COST OF REDEMPTIONS                               (191,921,276)     (439,223,237)     (281,665,348)     (342,632,144)
                                                ---------------------------------------------------------------------
 NET INCREASE (DECREASE) FROM CAPITAL
  SHARE TRANSACTIONS                                (66,913,396)      (60,028,927)      (41,818,255)        1,844,444

 TOTAL DECREASE IN NET ASSETS                      (109,117,860)     (197,130,272)      (84,332,002)      (86,246,428)
                                                ---------------------------------------------------------------------
NET ASSETS:
 BEGINNING OF PERIOD                                297,933,031       495,063,303       189,269,879       275,516,307
                                                ---------------------------------------------------------------------
 END OF PERIOD                                    $ 188,815,171     $ 297,933,031     $ 104,937,877     $ 189,269,879
=====================================================================================================================

 UNDISTRIBUTED NET INVESTMENT INCOME              $          --     $          --     $          --     $          --


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                   ACCESSOR 76

                    STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------
                                                    HIGH YIELD BOND            INTERMEDIATE FIXED-INCOME
                                          -----------------------------------------------------------------
                                             YEAR ENDED       PERIOD ENDED     YEAR ENDED      YEAR ENDED
                                            DEC. 31, 2001    DEC. 31, 2000*   DEC. 31, 2001   DEC. 31, 2000
-----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
 NET INVESTMENT INCOME                      $  2,970,669     $  1,348,914     $  3,348,857     $  4,170,236
 NET REALIZED LOSS ON INVESTMENTS             (2,700,396)         (41,338)         900,092       (1,104,618)
 CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS                1,000,146       (1,773,958)         544,747        3,085,167
                                          -----------------------------------------------------------------
 NET INCREASE (DECREASE) FROM OPERATIONS       1,270,419         (466,382)       4,793,696        6,150,785

DISTRIBUTIONS FROM:
 NET INVESTMENT INCOME
  ADVISOR CLASS                               (2,183,576)        (638,894)      (2,922,788)      (3,556,543)
  INVESTOR CLASS                                (900,375)        (618,027)        (469,388)        (612,835)
                                          -----------------------------------------------------------------
                                              (3,083,951)      (1,256,921)      (3,392,176)    $ (4,169,378)
                                          -----------------------------------------------------------------
 NET REALIZED GAIN ON INVESTMENTS
  ADVISOR CLASS                                       --               --               --               --
  INVESTOR CLASS                                      --               --               --               --
                                                      --               --               --               --
                                          -----------------------------------------------------------------
 NET DECREASE FROM DISTRIBUTIONS              (3,083,951)      (1,256,921)      (3,392,176)      (4,169,378)
                                          -----------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (Note 4):
 PROCEEDS FROM SUBSCRIPTIONS                  22,508,515       28,362,076       25,579,437       22,056,154
 REINVESTMENT OF DISTRIBUTIONS                   383,027          182,969          879,286        1,006,978
 COST OF REDEMPTIONS                          (4,925,649)      (2,612,196)     (37,430,138)     (30,023,082)
                                          -----------------------------------------------------------------
 NET INCREASE (DECREASE) FROM
  CAPITAL SHARE TRANSACTIONS                  17,965,893       25,932,849      (10,971,415)      (6,959,950)

 TOTAL INCREASE (DECREASE) IN NET ASSETS      16,152,361       24,209,546       (9,569,895)      (4,978,543)
                                          -----------------------------------------------------------------
NET ASSETS:
 BEGINNING OF PERIOD                          24,209,546               --       62,823,431       67,801,974
                                          -----------------------------------------------------------------
 END OF PERIOD                              $ 40,361,907     $ 24,209,546     $ 53,253,536     $ 62,823,431
===========================================================================================================

 UNDISTRIBUTED NET INVESTMENT INCOME        $         --     $     91,993     $         --     $      6,528


*Shares commenced operations on May 1, 2000.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                   ACCESSOR 77

                    STATEMENTS OF CHANGES IN NET ASSETS

---------------------------------------------------------------------------------------------------------- -------
                                               SHORT-INTERMEDIATE FIXED-INCOME            MORTGAGE SECURITIES
                                            ----------------------------------------------------------------------
                                                 YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                               DEC. 31, 2001     DEC. 31, 2000     DEC. 31, 2001     DEC. 31, 2000
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
 NET INVESTMENT INCOME                         $   2,824,780     $   3,587,058     $   7,408,812     $   8,800,882
 NET REALIZED GAIN (LOSS) ON INVESTMENTS,
  FUTURES AND OPTIONS                               (104,262)         (455,500)        3,007,396          (689,850)
 CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS                      690,827         1,213,060          (515,956)        6,834,837
                                             ---------------------------------------------------------------------
 NET INCREASE FROM OPERATIONS                      3,411,345         4,344,618         9,900,252        14,945,869

DISTRIBUTIONS FROM:
 NET INVESTMENT INCOME
  ADVISOR CLASS                                   (2,502,030)       (3,083,093)       (6,381,124)       (7,512,667)
  INVESTOR CLASS                                    (384,151)         (503,921)         (896,553)       (1,287,980)
                                             ---------------------------------------------------------------------
                                                  (2,886,181)       (3,587,014)       (7,277,677)       (8,800,647)
 NET REALIZED GAIN ON INVESTMENTS
  ADVISOR CLASS                                           --                --          (551,755)               --
  INVESTOR CLASS                                          --                --           (86,050)               --
                                             ---------------------------------------------------------------------
                                                          --                --          (637,805)               --
                                             ---------------------------------------------------------------------
 NET INCREASE (DECREASE) FROM DISTRIBUTIONS       (2,886,181)       (3,587,014)       (7,915,482)       (8,800,647)

CAPITAL SHARE TRANSACTIONS (Note 4):
 PROCEEDS FROM SUBSCRIPTIONS                      32,923,759        19,547,855        34,361,861        27,112,944
 REINVESTMENT OF DISTRIBUTIONS                       690,316           591,472         1,508,138         1,319,578
 COST OF REDEMPTIONS                             (33,871,694)      (18,302,604)      (50,588,507)      (46,523,442)
                                             ---------------------------------------------------------------------
 NET INCREASE (DECREASE) FROM
  CAPITAL SHARE TRANSACTIONS                        (257,619)        1,836,723       (14,718,508)      (18,090,920)

 TOTAL INCREASE (DECREASE) IN NET ASSETS             267,545         2,594,327       (12,733,738)      (11,945,698)
                                             ---------------------------------------------------------------------
NET ASSETS:
 BEGINNING OF PERIOD                              63,233,041        60,638,714       142,162,989       154,108,687
                                             ---------------------------------------------------------------------
 END OF PERIOD                                 $  63,500,586     $  63,233,041     $ 129,429,251     $ 142,162,989
==================================================================================================================

 UNDISTRIBUTED NET INVESTMENT INCOME           $          --     $          --     $          --     $          --


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                   ACCESSOR 78

                    STATEMENTS OF CHANGES IN NET ASSETS

-------------------------------------------------------------------------------------
                                                        U.S. GOVERNMENT MONEY
                                               --------------------------------------
                                                    YEAR ENDED          YEAR ENDED
                                                   DEC. 31, 2001       DEC. 31, 2000
-------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
 NET INVESTMENT INCOME                            $    29,524,543     $    26,363,990
 NET REALIZED GAIN (LOSS) ON INVESTMENTS,
  FUTURES AND OPTIONS                                          --                  --
 CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS                                --                  --
                                               --------------------------------------
 NET INCREASE FROM OPERATIONS                          29,524,543          26,363,990

DISTRIBUTIONS FROM:
 NET INVESTMENT INCOME
  ADVISOR CLASS                                       (29,246,503)        (25,920,147)
  INVESTOR CLASS                                         (279,348)           (443,843)
                                               --------------------------------------
                                                      (29,525,851)        (26,363,990)
                                               --------------------------------------
 NET INCREASE (DECREASE) FROM DISTRIBUTIONS           (29,525,851)        (26,363,990)

CAPITAL SHARE TRANSACTIONS (Note 4):
 PROCEEDS FROM SUBSCRIPTIONS                        1,925,895,649       1,001,335,542
 REINVESTMENT OF DISTRIBUTIONS                          1,129,807           1,192,098
 COST OF REDEMPTIONS                               (1,299,968,774)       (831,179,674)
                                               --------------------------------------
 NET INCREASE (DECREASE) FROM CAPITAL
  SHARE TRANSACTIONS                                  627,056,682         171,347,966

 TOTAL INCREASE (DECREASE) IN NET ASSETS              627,055,374         171,347,966
                                               --------------------------------------
NET ASSETS:
 BEGINNING OF PERIOD                                  560,001,052         388,653,086
                                               --------------------------------------
 END OF PERIOD                                    $ 1,187,056,426     $   560,001,052
=====================================================================================

 UNDISTRIBUTED NET INVESTMENT INCOME              $            --     $            --


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                   ACCESSOR 79

                    STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------
                                                             ACCESSOR                     ACCESSOR INCOME &
                                                         INCOME ALLOCATION                GROWTH ALLOCATION
                                              --------------------------------------------------------------------
                                                  YEAR ENDED        PERIOD ENDED     YEAR ENDED      PERIOD ENDED
                                                 DEC. 31, 2001     DEC. 31, 2000*   DEC. 31, 2001   DEC. 31, 2000*
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
 NET INVESTMENT INCOME (LOSS)                     $    140,175     $        (25)    $    172,311     $       (116)
 NET REALIZED GAIN ON INVESTMENTS                        1,066               --           14,632               --
 CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION)OF INVESTMENTS                         (90,768)             321         (182,393)             263
                                              -------------------------------------------------------------------
 NET INCREASE FROM OPERATIONS                           50,473              296            4,550              147

DISTRIBUTIONS FROM:
 NET INVESTMENT INCOME
  ADVISOR CLASS                                        (96,961)              --          (69,395)              --
  INVESTOR CLASS                                       (44,212)              --         (104,488)              --
                                              -------------------------------------------------------------------
                                                      (141,173)              --         (173,883)              --
 NET REALIZED GAIN ON INVESTMENTS
  ADVISOR CLASS                                            (69)              --           (5,162)              --
  INVESTOR CLASS                                            (9)              --           (7,884)              --
                                              -------------------------------------------------------------------
                                                           (78)              --          (13,046)              --
                                              -------------------------------------------------------------------
 NET DECREASE FROM DISTRIBUTIONS                      (141,251)              --         (186,929)              --

CAPITAL SHARE TRANSACTIONS (Note 4):
 PROCEEDS FROM SUBSCRIPTIONS                        14,197,556          854,265        4,645,230        2,594,812
 REINVESTMENT OF DISTRIBUTIONS                          86,961               --          184,160               --
 COST OF REDEMPTIONS                                  (918,825)              --         (915,037)              --
                                              -------------------------------------------------------------------
 NET INCREASE  FROM CAPITAL SHARE TRANSACTIONS      13,365,692          854,265        3,914,353        2,594,812

 TOTAL INCREASE IN NET ASSETS                       13,274,914          854,561        3,731,134        2,594,959
                                              -------------------------------------------------------------------
NET ASSETS:
 BEGINNING OF PERIOD                                   854,561               --        2,594,959               --
                                              -------------------------------------------------------------------
 END OF PERIOD                                    $ 14,129,475     $    854,561     $  6,326,933     $  2,594,959
=================================================================================================================

 UNDISTRIBUTED NET INVESTMENT INCOME              $         --     $         --     $         --     $         --


*Shares commenced operations on December 27, 2000.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                   ACCESSOR 80

                    STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------
                                                              ACCESSOR                    ACCESSOR GROWTH &
                                                         BALANCED ALLOCATION              INCOME ALLOCATION
                                              -------------------------------------------------------------------
                                                  YEAR ENDED       PERIOD ENDED     YEAR ENDED      PERIOD ENDED
                                                 DEC. 31, 2001    DEC. 31, 2000*   DEC. 31, 2001   DEC. 31, 2000*
-----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
 NET INVESTMENT INCOME (LOSS)                    $    360,109     $       (248)    $    263,830     $         (5)
 NET REALIZED GAIN ON INVESTMENTS                      61,812               --           43,211               --
 CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS                      (562,337)             (77)          53,604               59
                                              ------------------------------------------------------------------
 NET INCREASE (DECREASE) FROM OPERATIONS             (140,416)            (325)         360,645               54

DISTRIBUTIONS FROM:
 NET INVESTMENT INCOME
  ADVISOR CLASS                                      (230,968)              --         (237,009)              --
  INVESTOR CLASS                                     (131,035)              --          (26,863)              --
                                              ------------------------------------------------------------------
                                                     (362,003)              --         (263,872)              --
 NET REALIZED GAIN ON INVESTMENTS
  ADVISOR CLASS                                       (36,289)              --          (39,010)              --
  INVESTOR CLASS                                      (23,616)              --           (4,146)              --
                                              ------------------------------------------------------------------
                                                      (59,905)              --          (43,156)              --
                                              ------------------------------------------------------------------
 NET DECREASE FROM DISTRIBUTIONS                     (421,908)              --         (307,028)              --

CAPITAL SHARE TRANSACTIONS (Note 4):
 PROCEEDS FROM SUBSCRIPTIONS                       14,076,979        5,282,308       21,789,440          334,147
 REINVESTMENT OF DISTRIBUTIONS                        418,991               --          264,166               --
 COST OF REDEMPTIONS                               (2,521,026)              --       (1,449,892)              --
                                              ------------------------------------------------------------------
 NET INCREASE FROM CAPITAL SHARE TRANSACTIONS      11,974,944        5,282,308       20,603,714          334,147

 TOTAL INCREASE IN NET ASSETS                      11,412,620        5,281,983       20,657,331          334,201
                                              ------------------------------------------------------------------
NET ASSETS:
 BEGINNING OF PERIOD                                5,281,983               --          334,201               --
                                              ------------------------------------------------------------------
 END OF PERIOD                                   $ 16,694,603     $  5,281,983     $ 20,991,532     $    334,201
================================================================================================================

 UNDISTRIBUTED NET INVESTMENT INCOME             $         --     $         --     $         --     $         --


*Shares commenced operations on December 27, 2000.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                   ACCESSOR 81

                    STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------
                                                               ACCESSOR                   ACCESSOR AGGRESSIVE
                                                          GROWTH ALLOCATION                GROWTH ALLOCATION
                                               -------------------------------------------------------------------
                                                   YEAR ENDED       PERIOD ENDED     YEAR ENDED      PERIOD ENDED
                                                  DEC. 31, 2001    DEC. 31, 2000*   DEC. 31, 2001   DEC. 31, 2000*
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
 NET INVESTMENT INCOME (LOSS)                     $    294,797     $       (370)    $     (1,295)    $       (355)
 NET REALIZED GAIN ON INVESTMENTS                       98,536               --           61,052               --
 CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS                       (686,610)             379         (912,116)          (2,333)
                                               ------------------------------------------------------------------
 NET INCREASE (DECREASE) FROM OPERATIONS              (293,277)               9         (852,359)          (2,688)

DISTRIBUTIONS FROM:
 NET INVESTMENT INCOME
  ADVISOR CLASS                                       (227,182)              --               --               --
  INVESTOR CLASS                                       (67,615)              --               --               --
                                               ------------------------------------------------------------------
                                                      (294,797)              --               --               --
 NET REALIZED GAIN ON INVESTMENTS
  ADVISOR CLASS                                        (73,037)              --          (33,230)              --
  INVESTOR CLASS                                       (25,961)              --          (27,822)              --
                                               ------------------------------------------------------------------
                                                       (98,998)              --          (61,052)              --
 IN EXCESS OF NET REALIZED GAIN ON INVESTMENTS
  ADVISOR CLASS                                             --               --          (23,400)              --
  INVESTOR CLASS                                            --               --          (19,405)              --
                                               ------------------------------------------------------------------
                                                            --               --          (42,805)              --
                                               ------------------------------------------------------------------
 NET DECREASE FROM DISTRIBUTIONS                      (393,795)              --         (103,857)              --

CAPITAL SHARE TRANSACTIONS (Note 4):
 PROCEEDS FROM SUBSCRIPTIONS                        29,597,829        7,685,936       17,836,164        7,388,407
 REINVESTMENT OF DISTRIBUTIONS                         357,378               --          103,619               --
 COST OF REDEMPTIONS                                (4,855,029)              --       (5,076,845)              --
                                               ------------------------------------------------------------------
 NET INCREASE FROM CAPITAL SHARE TRANSACTIONS       25,100,178        7,685,936       12,862,938        7,388,407

 TOTAL INCREASE IN NET ASSETS                       24,413,106        7,685,945       11,906,722        7,385,719
                                               ------------------------------------------------------------------
NET ASSETS:
 BEGINNING OF PERIOD                                 7,685,945               --        7,385,719               --
                                               ------------------------------------------------------------------
 END OF PERIOD                                    $ 32,099,051     $  7,685,945     $ 19,292,441     $  7,385,719
=================================================================================================================

 UNDISTRIBUTED NET INVESTMENT INCOME              $         --     $         --     $         --     $         --


*Shares commenced operations on December 27, 2000.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                   ACCESSOR 82

                          NOTES TO FINANCIAL STATEMENTS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001

--------------------------------------------------------------------------------
1. ORGANIZATION

     Accessor Funds, Inc. ("Accessor Funds") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company consisting of 15 diversified investment funds (individually, a "Fund", collectively, the "Funds"): Growth Fund, Value Fund, Small to Mid Cap Fund (the "Equity Funds"), International Equity Fund (the "International Fund"), High Yield Bond Fund, Intermediate Fixed-Income Fund, Short-Intermediate Fixed-Income Fund, Mortgage Securities Fund, (the "Bond Funds"), and U.S. Government Money Fund (the "Money Fund"); and the Accessor Allocation Funds: Accessor Income Allocation Fund, Accessor Income & Growth Allocation Fund, Accessor Balanced Allocation Fund, Accessor Growth & Income Allocation Fund, Accessor Growth Allocation Fund, and Accessor Aggressive Growth Allocation Fund (the "Accessor Allocation Funds"). Accessor Funds was incorporated in Maryland on June 10, 1991. Each Fund offers two classes of shares, Advisor Class Shares and Investor Class Shares. Both classes of shares have identical rights and privileges except with respect to expenses specific to each class, and voting rights on matters affecting a single class, including distribution, shareholder service and administrative service arrangements.

--------------------------------------------------------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"). The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Actual results could differ from those estimates.

*    SECURITY VALUATION

Equity securities (both domestic and international) listed and traded principally on a national securities exchange are typically valued on the basis of last sale price on such exchange on the day of valuation or, if no sale occurred on such day, at the closing bid price on the primary exchange on which the security is traded. Domestic over-the-counter equity securities and options are generally valued on the basis of the closing bid price. International securities traded over-the-counter are typically valued on the basis of the mean of bid prices. Futures contracts are valued on the basis of the last sales price. Prices are generally obtained from a pricing service.
     Fixed-income securities and other assets for which market quotations are readily available (other than short-term obligations with remaining maturities of 60 days or less) are generally valued on the basis of most recent bid quotations obtained from dealers or pricing services with consideration of such factors as institutional-sized trading in similar groups of securities, quality, yield, coupon rate, maturity, type of issue, trading characteristics and other market data.
     Investments in the Money Fund and short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.
     Mutual fund investments in the Accessor Allocation Funds are valued at the closing net asset value per share.
     An investment for which market quotations are not readily available is valued at its fair value as determined in good faith in accordance with procedures adopted by the Board of Directors.

*    SECURITY TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Interest income is recorded on the accrual basis. All premiums and discounts are amortized or accreted for both financial statement and tax reporting purposes. Dividend income, less foreign tax withheld, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Realized gains and losses on the sale of investments are determined on the identified cost basis.

*    FOREIGN CURRENCY TRANSACTIONS

The books and records of the Funds are maintained in U.S. dollars. The Bond Funds may purchase debt obligations that are payable in a foreign currency, and the International Fund and Equity Funds may purchase equity securities that are payable in a foreign currency. For these Funds, investment securities, other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the exchange rate on the day of valuation. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the rate on the dates of the transactions.
     Reported net realized foreign exchange gains or losses arise from purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between the amount of


                                   ACCESSOR 83

                          NOTES TO FINANCIAL STATEMENTS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001

--------------------------------------------------------------------------------

income initially recorded on each of the Fund's books and the U.S. dollar equivalent of the amounts actually received. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities resulting from changes in the exchange rates.
     The Funds report certain foreign currency related security transactions as components of realized gains and losses in the statements of operations for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions. These risks include political or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of imposition of exchange controls and the risk of currency fluctuations.

*    OFF-BALANCE SHEET RISK

The Funds (other than the Money Fund and the Accessor Allocation Funds) may trade financial instruments with off-balance sheet risk in the normal course of investing activities and to assist in managing exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts, futures contracts and options transactions.
     The notional or contractual amounts of these instruments represent the investment the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

*    FUTURES CONTRACTS

The Funds (other than the Money Fund and the Accessor Allocation Funds) are permitted to enter into financial futures contracts and stock index futures contracts in accordance with their investment objectives. The International Fund may also purchase and write futures contracts on foreign currencies. A Fund is required to deposit with the counter party either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by a Fund each day, dependent on daily fluctuations in the value of the contract. Such payments or receipts are known as variation margin and are recorded for financial statement purposes as unrealized gains or losses by a Fund. Should interest rates move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in the value of the underlying securities may not correlate to the change in value of the contracts.

*    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

The International Fund will generally enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. It may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The International Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns denominated in foreign currencies. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded as an unrealized gain or loss until the contract settlement date, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
     The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the International Fund's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the International Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

*    OPTIONS TRANSACTIONS

The Funds (other than the Money Fund and the Accessor Allocation Funds) may purchase and sell call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The International Fund may also purchase and sell call and put options on foreign currencies.
     When any of the Funds writes a covered call or put option, an amount equal to the premium received is included in that Fund's statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing


                                   ACCESSOR 84

                          NOTES TO FINANCIAL STATEMENTS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001

--------------------------------------------------------------------------------

purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold
(call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.
     When any of the Funds purchases a call or put option, an amount equal to the premium paid is included in that Fund's statement of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If a Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.
     The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by a Fund, to reduce the volatility of the currency exposure associated with investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation.

*    REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements (agreements to purchase securities -- generally securities of the U.S. Government, its agencies or instrumentalities -- subject to the seller's agreement to repurchase them at a specified time and price) with well-established dealers or institutions that the Funds' management has determined to be creditworthy. It is the Funds' policy to take possession of the underlying securities and, on a daily basis, mark-to-market such securities to ensure that the market value including accrued interest is at least equal to the amount owed to the Funds under each repurchase agreement.

*    DISTRIBUTIONS TO SHAREHOLDERS

Distributions from net investment income, if any, are declared daily and paid monthly for the Money Fund; declared and paid monthly for the Bond Funds; declared and paid quarterly for the Equity Funds and the Accessor Allocation Funds; declared and paid annually for the International Fund. Distributions of net realized gains, if any, are declared and paid at least annually for all Funds. Distributions to shareholders are recorded on the ex-dividend date.
     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

*    FEDERAL INCOME TAXES

It is each Fund's intention to comply with the requirements of the Internal Revenue Code (the "Code") to qualify as a regulated investment company and distribute substantially all of its taxable income and net realized gains, if any, to shareholders. In addition, by distributing all of its taxable income and realized gains to shareholders, the Funds will not be subject to a Federal excise tax. Accordingly, no provision for Federal income taxes is required in the financial statements.
     Each Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. The differences arise primarily from the treatment of foreign currency transactions and futures contracts and the deferral of certain losses under Federal income tax regulations. Accordingly, the amount of net investment income and net realized gains or losses reported in these financial statements may differ from that reported in each Fund's tax return and, consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders for Federal income tax purposes. Distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes, if any, are shown as distributions in excess of net investment income and net realized gains in the accompanying financial statements. Net investment losses, for tax purposes, are reclassified to paid-in-capital.

*    FORWARD COMMITMENTS

The Funds (other than the Accessor Allocation Funds) may contract to purchase securities for a fixed price at a future date beyond the customary settlement period (i.e. "when issued," "delayed delivery," "forward commitment" or "TBA") consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be


                                   ACCESSOR 85

                          NOTES TO FINANCIAL STATEMENTS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001

--------------------------------------------------------------------------------

earned by a Fund on such purchases until the securities are delivered; however the market value may change prior to delivery.
     The Funds may enter into TBA sale commitments to hedge their Fund positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.
     Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security Valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

*    OTHER

Shared expenses incurred by Accessor Funds are allocated among the Funds based on each Fund's ratio of relative net assets to the combined net assets. Specifically identified direct expenses are charged to each Fund as incurred to the extent practicable. Investment income, realized and unrealized gains and losses and Fund expenses not specific to any class of shares are prorated among the classes based upon the relative net assets of each class. Certain specifically identified direct expenses of each class are charged to that class as incurred.

*    RESTRICTED SECURITIES

The Funds (other than the Accessor Allocation Funds) are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information relating to restricted securities held at December 31, 2001 is detailed in the Schedules of Investments, as applicable.

*    COMMISSION RECAPTURE

Certain Funds direct portfolio trades to brokers who reimburse the applicable Funds a portion of the commissions paid on such transactions. These amounts have been reflected as commission recapture in the Statement of Operations.

*    ADOPTION OF THE NEW AUDIT GUIDE

The Funds have adopted provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective January 1, 2001. The adoption of the new provisions did not impact the Funds.


                                   ACCESSOR 86

                          NOTES TO FINANCIAL STATEMENTS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001

--------------------------------------------------------------------------------
3. RELATED PARTY TRANSACTIONS

*    MANAGER

Accessor Funds has a management agreement with Accessor Capital Management LP ("Accessor Capital"). Pursuant to this agreement, Accessor Capital operates and administers the provision of all general management, investment advisory and Fund management services. Accessor Capital also directly manages the Money Fund and the Accessor Allocation Funds. Fees paid to Accessor Capital are computed monthly based on the following annualized rates calculated on the average daily net assets of each Fund.

--------------------------------------------------------------------------------
       ACCESSOR FUNDS                             ANNUAL MANAGEMENT FEE
--------------------------------------------------------------------------------
       GROWTH                                              0.45%
       VALUE                                               0.45
       SMALL TO MID CAP                                    0.60
       INTERNATIONAL EQUITY                                0.55
       HIGH YIELD BOND                                     0.36
       INTERMEDIATE FIXED-INCOME                           0.36
       SHORT-INTERMEDIATE FIXED-INCOME                     0.36
       MORTGAGE SECURITIES                                 0.36
       U.S. GOVERNMENT MONEY                               0.25
       INCOME ALLOCATION                                   0.10
       INCOME & GROWTH ALLOCATION                          0.10
       BALANCED ALLOCATION                                 0.10
       GROWTH & INCOME ALLOCATION                          0.10
       GROWTH ALLOCATION                                   0.10
       AGGRESSIVE GROWTH ALLOCATION                        0.10
--------------------------------------------------------------------------------

Accessor Funds received an exemptive order that will allow the Accessor Allocation Funds to enter into an agreement with the Equity, International, Bond and Money Funds ("Underlying Funds"), under which the Underlying Funds will pay the expenses of the Accessor Allocation Funds (other than the Accessor Allocation Funds' direct management fees, distribution and service fees and administrative services fees) to the extent that the Underlying Funds derive financial and other benefits as a result of investments from the Accessor Allocation Funds. To the extent these expenses are not paid by the Underlying Funds, Accessor Capital has agreed to pay these expenses for the fiscal years ended December 31, 2000 through 2003. None of the expenses incurred by the Allocation Funds were paid by the Underlying Funds. The fees paid by Accessor Capital are reflected in the Statement of Operations for the respective Allocation Fund.

*    MONEY MANAGERS

Each Fund's assets (other than the Money Fund and the Accessor Allocation Funds) are invested by an investment management organization (individually, a "Money Manager"; collectively, the "Money Managers"), researched and recommended by Accessor Capital. For the first five complete calendar quarters of management by its Money Manager, each Fund will pay its respective Money Manager on a quarterly basis an annual fee based on the average daily net assets of the Fund managed by such Money Manager. This fee has two components, the Basic Fee and the Fund Management Fee. Commencing with the sixth calendar quarter of management for each Fund (other than the Small to Mid Cap Fund), the Money Manager fee consists of two components, the Basic Fee and the Performance Fee. The Money Manager of the Small to Mid Cap Fund will receive only a Performance Fee.
     The Performance Fee component is adjusted each quarter based on the annualized investment performance of each Money Manager relative to the annualized investment performance of the following benchmark indices, which may be changed only with the approval of Accessor Funds' Board of Directors:


                                   ACCESSOR 87

                          NOTES TO FINANCIAL STATEMENTS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001

--------------------------------------------------------------------------------
FUND                             INDEX
--------------------------------------------------------------------------------
GROWTH                           S&P 500/BARRA Growth Index
VALUE                            S&P 500/BARRA Value Index
SMALL TO MID CAP                 Wilshire 4500 Index
INTERNATIONAL EQUITY             Morgan Stanley Capital International EAFE(R)+
                                  EMF Index
HIGH YIELD BOND                  Lehman Brothers U.S. Corporate High Yield Index
INTERMEDIATE FIXED-INCOME        Lehman Brothers Government/Credit Index
SHORT-INTERMEDIATE FIXED-INCOME  Lehman Brothers Government/Credit 1-5 Year
                                  Index
MORTGAGE SECURITIES              Lehman Brothers Mortgage-Backed Securities
                                  Index
--------------------------------------------------------------------------------

     For the year ended December 31, 2001, the following Basic Fees, Fund Management Fees and Performance Fees were calculated based on the average daily net assets of the Funds:

-------------------------------------------------------------------------------------------
                                                           FUND
                                               BASIC     MANAGEMENT   PERFORMANCE    TOTAL
     FUND                       QUARTER         FEE         FEE           FEE         FEE
-------------------------------------------------------------------------------------------
     GROWTH                     FIRST          0.10%       0.10%           -         0.20%
                                SECOND         0.10%       0.10%           -         0.20%
                                THIRD          0.10%         -             -         0.10%
                                FOURTH         0.10%         -             -         0.10%

     VALUE*                     FIRST          0.10%       0.10%           -         0.20%
                                SECOND         0.10%       0.10%           -         0.20%
                                THIRD          0.10%       0.10%           -         0.20%
                                FOURTH         0.10%       0.10%           -         0.20%

     SMALL TO MID CAP**         FIRST            -           -           0.15%       0.15%
                                SECOND           -           -           0.20%       0.20%
                                THIRD            -         0.20%           -         0.20%
                                FOURTH           -         0.20%           -         0.20%

     INTERNATIONAL              FIRST          0.20%         -           0.40%       0.60%
     EQUITY                     SECOND         0.20%         -           0.30%       0.50%
                                THIRD          0.20%         -           0.20%       0.40%
                                FOURTH         0.20%         -           0.20%       0.40%

     HIGH YIELD                 FIRST          0.07%       0.08%           -         0.15%
     BOND                       SECOND         0.07%       0.08%           -         0.15%
                                THIRD          0.07%       0.08%           -         0.15%
                                FOURTH         0.07%         -           0.22%       0.29%

     INTERMEDIATE               FIRST          0.02%         -             -         0.02%
     FIXED-INCOME               SECOND         0.02%         -             -         0.02%
                                THIRD          0.02%         -             -         0.02%
                                FOURTH         0.02%         -             -         0.02%

     SHORT-                     FIRST          0.02%         -             -         0.02%
     INTERMEDIATE               SECOND         0.02%         -             -         0.02%
     FIXED-INCOME               THIRD          0.02%         -             -         0.02%
                                FOURTH         0.02%         -             -         0.02%

     MORTGAGE                   FIRST          0.07%         -           0.16%       0.23%
     SECURITIES                 SECOND         0.07%         -           0.16%       0.23%
                                THIRD          0.07%         -           0.16%       0.23%
                                FOURTH         0.07%         -           0.12%       0.19%
-------------------------------------------------------------------------------------------

*The Value Fund changed Money Managers on January 9, 2001. The former Money Manager only received the Basic Fee of 0.10%. From January 10, 2001 the new Money Manager received the Basic Fee of 0.10% and the Fund Management Fee of 0.10%.
** The Small to Mid Cap Fund changed Money Managers on May 31, 2001. From June 1, 2001 the new Money Manager received the Fund Management Fee of 0.20%.


                                   ACCESSOR 88

                          NOTES TO FINANCIAL STATEMENTS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001

--------------------------------------------------------------------------------

*    DISTRIBUTION AND SERVICE PLAN

Accessor Funds has adopted a Distribution and Service Plan under Rule 12b-1 of the Investment Company Act of 1940 with respect to the Investor Class Shares of each Fund to compensate third party intermediaries or other service organizations each month for providing distribution and non-distribution-related services to certain shareholders of Accessor Funds. Under the terms of this plan, Accessor Funds will pay third party selling and distribution agents responsible for sales and promotional efforts including printing of prospectuses and reports used for sales purposes. Accessor Funds will also pay third party service organizations for providing non-distribution related services such as account maintenance services.
     The maximum amount payable to service organizations under the Distribution Plan and Service Plan, in aggregate, may not exceed on an annual basis 0.25% of the average daily net assets of each Fund attributable to Investor Class Shares.

*    ADMINISTRATIVE SERVICES PLAN

Accessor Funds has adopted an Administrative Services Plan with respect to the Investor Class Shares of each Fund to reimburse third party service organizations who provide administrative and support services. The maximum amount payable to service organizations under the Administrative Services Plan for these expenses on an annual basis is 0.25% of the average daily net assets of each Fund attributable to Investor Class Shares, provided, however, that no Fund shall directly or indirectly pay any distribution-related amounts that will be allocated under Accessor Funds' Distribution and Service Plan.

*    TRANSFER AGENT AND ADMINISTRATION

Accessor Funds has a Transfer Agency and Administrative Agreement with Accessor Capital. Pursuant to this agreement, Accessor Capital acts as transfer agent and administrator to Accessor Funds, performing all transfer agent and certain compliance services. The fees are computed as a percentage of each Fund's average daily net assets, as well as a transaction fee ($0.50 per transaction) and the reimbursement of out-of-pocket expenses, with the exception of the Accessor Allocation Funds, for which no fee is charged.

*    DIRECTOR FEES AND EXPENSES

The Funds do not pay any compensation directly to its officers or directors who are directors, officers or employees of Accessor Capital or its affiliates. Each other director receives a fee of $3,000 for each meeting of the Board of Directors attended.

*    AFFILIATED TRANSACTIONS

For the period ended December 31, 2001, the Small to Mid Cap Fund incurred $17,815 as brokerage commissions with State Street Capital, an affiliated broker/dealer, and the International Equity Fund incurred $17,086 as brokerage commissions with Deutsche Morgan Grenfell and Credit Lyonnais, affiliated broker/dealers.

--------------------------------------------------------------------------------
4. SHARES OF STOCK

     Accessor Funds, incorporated in Maryland on June 10, 1991, is authorized to issue 15 billion shares of Common Stock, $.001 par value. Transactions in shares of the Funds were as follows:


                                                            ADVISOR CLASS                   INVESTOR CLASS
                                                   -------------------------------------------------------------------

    FUND                                                SHARES          AMOUNT               SHARES          AMOUNT
----------------------------------------------------------------------------------------------------------------------
    GROWTH

YEAR ENDED DECEMBER 31, 2001
 SHARES SUBSCRIBED                                     2,857,999     $  65,158,106           455,748     $  10,458,929
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS               --                --                --                --
 SHARES REDEEMED                                      (5,046,100)     (116,812,657)         (199,227)       (4,392,796)
                                                   -------------------------------------------------------------------
 NET INCREASE (DECREASE)                              (2,188,101)    $ (51,654,551)          256,521     $   6,066,133

YEAR ENDED DECEMBER 31,2000
 SHARES SUBSCRIBED                                     3,659,942     $ 121,287,016           448,538     $  14,838,991
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS            4,164           147,915               866            30,557
 SHARES REDEEMED                                      (4,138,993)     (134,972,750)         (600,166)      (18,694,900)
                                                   -------------------------------------------------------------------
 NET INCREASE (DECREASE)                                (474,887)    $ (13,537,819)         (150,762)    $  (3,825,352)
======================================================================================================================





                                  ACCESSOR 89

                         NOTES TO FINANCIAL STATEMENTS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001

                                                                       ADVISOR CLASS                        INVESTOR CLASS
                                                                 ----------------------------------------------------------------
    FUND                                                           SHARES          AMOUNT               SHARES          AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
    VALUE

YEAR ENDED DECEMBER 31, 2001
 SHARES SUBSCRIBED                                                2,617,057     $  49,734,889           746,110     $  14,638,288
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS                     150,661         2,937,008            28,890           567,117
 SHARES REDEEMED                                                 (3,613,152)      (69,688,018)         (395,704)       (8,078,637)
                                                                 ----------------------------------------------------------------
 NET INCREASE (DECREASE)                                           (845,434)    $ (17,016,121)          379,296     $   7,126,768

YEAR ENDED DECEMBER 31, 2000
 SHARES SUBSCRIBED                                                2,266,234     $  45,462,628           496,531     $   9,909,116
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS                      95,752         1,887,145            18,043           353,686
 SHARES REDEEMED                                                 (2,223,490)      (44,717,300)         (643,505)      (13,144,493)
                                                                 ----------------------------------------------------------------
 NET INCREASE (DECREASE)                                            138,496     $   2,632,473          (128,931)    $  (2,881,691)

=================================================================================================================================
 SMALL TO MID CAP

YEAR ENDED DECEMBER 31, 2001
 SHARES SUBSCRIBED                                                6,878,589     $ 119,097,820           347,271     $   5,910,060
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS                          --                --                --                --
 SHARES REDEEMED                                                (10,835,283)     (187,136,076)         (290,687)       (4,785,200)
                                                                 ----------------------------------------------------------------
 NET INCREASE (DECREASE)                                         (3,956,694)    $ (68,038,256)           56,584     $   1,124,860

YEAR ENDED DECEMBER 31, 2000
 SHARES SUBSCRIBED                                               12,963,738     $ 333,000,375           822,154     $  19,902,274
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS                     987,978        23,115,906           138,475         3,175,755
 SHARES REDEEMED                                                (16,872,088)     (409,914,699)       (1,183,839)      (29,308,538)
                                                                 ----------------------------------------------------------------
 NET INCREASE (DECREASE)                                         (2,920,372)    $ (53,798,418)         (223,210)    $  (6,230,509)
=================================================================================================================================

 INTERNATIONAL EQUITY

YEAR ENDED DECEMBER 31, 2001
 SHARES SUBSCRIBED                                               17,689,063     $ 221,287,313         1,534,219     $  18,559,780
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS                          --                --                --                --
 SHARES REDEEMED                                                (21,476,840)     (269,407,488)       (1,025,636)      (12,257,860)
                                                                 ----------------------------------------------------------------
 NET INCREASE (DECREASE)                                         (3,787,777)    $ (48,120,175)          508,583     $   6,301,920

YEAR ENDED DECEMBER 31, 2000
 SHARES SUBSCRIBED                                               18,181,760     $ 326,580,145           376,044     $   7,357,749
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS                     455,603         8,109,440           138,183         2,429,254
 SHARES REDEEMED                                                (18,817,864)     (332,695,359)         (567,683)       (9,936,785)
                                                                 ----------------------------------------------------------------
 NET INCREASE (DECREASE)                                           (180,501)    $   1,994,226           (53,456)    $    (149,782)

=================================================================================================================================
 HIGH YIELD BOND

YEAR ENDED DECEMBER 31, 2001
 SHARES SUBSCRIBED                                                1,950,627     $  21,617,674            79,271     $     890,841
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS                      29,039           320,191             5,683            62,836
 SHARES REDEEMED                                                   (402,673)       (4,467,192)          (40,618)         (458,457)
                                                                 ----------------------------------------------------------------
 NET INCREASE (DECREASE)                                          1,576,993     $  17,470,673            44,336     $     495,220

PERIOD FROM MAY 1, 2000 TO DECEMBER 31, 2000
 SHARES SUBSCRIBED                                                1,372,346     $  16,099,633         1,024,493     $  12,262,443
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS                       7,978            91,845             7,900            91,124
 SHARES REDEEMED                                                    (63,956)         (734,201)         (167,245)       (1,877,995)
                                                                 ----------------------------------------------------------------
 NET INCREASE (DECREASE)                                          1,316,368     $  15,457,277           865,148     $  10,475,572
=================================================================================================================================



                                  ACCESSOR 90

                         NOTES TO FINANCIAL STATEMENTS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001


                                                                    ADVISOR CLASS                   INVESTOR CLASS
                                                               ----------------------------------------------------------
    FUND                                                       SHARES          AMOUNT           SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------------------------
    INTERMEDIATE FIXED-INCOME

   YEAR ENDED DECEMBER 31, 2001
    SHARES SUBSCRIBED                                           2,006,983   $  24,022,435         131,272    $  1,557,002
    SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS                 62,849         746,067          11,219         133,219
    SHARES REDEEMED                                            (2,949,194)    (35,430,889)       (168,018)     (1,999,249)
                                                               ----------------------------------------------------------
    NET INCREASE (DECREASE)                                      (879,362)  $ (10,662,387)        (25,527)   $   (309,028)

   YEAR ENDED DECEMBER 31, 2000
    SHARES SUBSCRIBED                                           1,707,412   $  19,276,648         247,062    $  2,779,506
    SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS                 68,917         778,628          20,234         228,350
    SHARES REDEEMED                                            (2,182,788)    (24,660,776)       (475,891)     (5,362,306)
                                                               ----------------------------------------------------------
    NET INCREASE (DECREASE)                                      (406,459)  $  (4,605,500)       (208,594)   $ (2,354,450)

=========================================================================================================================
    SHORT-INTERMEDIATE FIXED-INCOME

   YEAR ENDED DECEMBER 31, 2001
    SHARES SUBSCRIBED                                           2,557,775   $  31,401,798         124,984    $  1,521,961
    SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS                 50,181         609,939           6,599          80,377
    SHARES REDEEMED                                            (2,619,465)    (31,943,127)       (157,834)     (1,928,567)
                                                               ----------------------------------------------------------
    NET INCREASE (DECREASE)                                       (11,509)  $      68,610         (26,251)   $   (326,229)

   YEAR ENDED DECEMBER 31, 2000
    SHARES SUBSCRIBED                                           1,301,630   $  15,382,734         355,546    $  4,165,121
    SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS                 39,517         464,794          10,751         126,678
    SHARES REDEEMED                                              (971,369)    (11,439,880)       (582,158)     (6,862,724)
                                                               ----------------------------------------------------------
    NET INCREASE (DECREASE)                                       369,778   $   4,407,648        (215,861)   $ (2,570,925)

=========================================================================================================================
    MORTGAGE SECURITIES

   YEAR ENDED DECEMBER 31, 2001
    SHARES SUBSCRIBED                                           2,404,269   $  30,692,408         289,249    $  3,669,453
    SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS                101,370       1,286,589          17,463         221,549
    SHARES REDEEMED                                            (3,558,498)    (45,395,955)       (409,333)     (5,192,552)
                                                               ----------------------------------------------------------
    NET INCREASE (DECREASE)                                    (1,052,859)  $ (13,416,958)       (102,621)   $ (1,301,550)

   YEAR ENDED DECEMBER 31, 2000
    SHARES SUBSCRIBED                                           1,731,575   $  20,893,928         517,906    $  6,219,016
    SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS                 89,607       1,082,173          19,655         237,405
    SHARES REDEEMED                                            (2,571,911)    (31,000,248)     (1,294,187)    (15,523,194)
                                                               ----------------------------------------------------------
    NET INCREASE (DECREASE)                                      (750,729)  $  (9,024,147)       (756,626)   $ (9,066,773)

=========================================================================================================================
    U.S. GOVERNMENT MONEY

   YEAR ENDED DECEMBER 31, 2001
    SHARES SUBSCRIBED                                       1,918,300,323  $1,918,300,330       7,595,319    $  7,595,319
    SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS              1,045,316       1,045,316          84,491          84,491
    SHARES REDEEMED                                        (1,294,194,586) (1,294,194,586)     (5,774,188)     (5,774,188)
                                                               ----------------------------------------------------------
    NET INCREASE (DECREASE)                                   625,151,053   $ 625,151,060       1,905,622    $  1,905,622

   YEAR ENDED DECEMBER 31, 2000
    SHARES SUBSCRIBED                                         991,021,000   $ 991,021,107      10,314,435    $ 10,314,435
    SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS              1,087,571       1,087,573         104,525         104,525
    SHARES REDEEMED                                          (820,472,853)   (820,472,853)    (10,706,821)    (10,706,821)
                                                               ----------------------------------------------------------
    NET INCREASE (DECREASE)                                   171,635,718   $ 171,635,827        (287,861)   $   (287,861)
=========================================================================================================================





                                  ACCESSOR 91

                         NOTES TO FINANCIAL STATEMENTS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001

                                                                    ADVISOR CLASS                   INVESTOR CLASS
                                                                  -------------------------------------------------------
    ACCESSOR ALLOCATION FUND                                   SHARES          AMOUNT           SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------------------------
    INCOME ALLOCATION

   YEAR ENDED DECEMBER 31, 2001
    SHARES SUBSCRIBED                                             825,399   $  12,548,149         108,711    $  1,649,407
    SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS                  2,815          42,740           2,914          44,221
    SHARES REDEEMED                                               (24,484)       (371,559)        (36,188)       (547,266)
                                                                  -------------------------------------------------------
    NET INCREASE (DECREASE)                                       803,730   $  12,219,330          75,437    $  1,146,362

   PERIOD FROM DECEMBER 27, 2000 TO DECEMBER 31, 2000
    SHARES SUBSCRIBED                                              26,664   $     399,959          30,287    $    454,306
    SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS                     --              --              --              --
    SHARES REDEEMED                                                    --              --              --              --
                                                                  -------------------------------------------------------
    NET INCREASE (DECREASE)                                        26,664   $     399,959          30,287    $    454,306

=========================================================================================================================
    INCOME & GROWTH ALLOCATION

   YEAR ENDED DECEMBER 31, 2001
    SHARES SUBSCRIBED                                             191,534   $   2,784,054         127,083    $  1,861,176
    SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS                  5,152          73,700           7,703         110,460
    SHARES REDEEMED                                               (40,027)       (581,241)        (22,642)       (333,796)
                                                                  -------------------------------------------------------
    NET INCREASE (DECREASE)                                       156,659   $   2,276,513         112,144    $  1,637,840

   PERIOD FROM DECEMBER 27, 2000 TO DECEMBER 31, 2000
    SHARES SUBSCRIBED                                              19,232   $     288,474         153,756    $  2,306,338
    SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS                     --              --              --              --
    SHARES REDEEMED                                                    --              --              --              --
                                                                  -------------------------------------------------------
    NET INCREASE (DECREASE)                                        19,232   $     288,474         153,756    $  2,306,338

=========================================================================================================================
    BALANCED ALLOCATION

   YEAR ENDED DECEMBER 31, 2001
    SHARES SUBSCRIBED                                             765,777   $  10,733,672         237,508    $  3,343,307
    SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS                 19,193         264,322          11,201         154,669
    SHARES REDEEMED                                               (71,314)       (989,620)       (109,026)     (1,531,406)
                                                                  -------------------------------------------------------
    NET INCREASE (DECREASE)                                       713,656   $  10,008,374         139,683    $  1,966,570

   PERIOD FROM DECEMBER 27, 2000 TO DECEMBER 31, 2000
    SHARES SUBSCRIBED                                              19,833   $     297,501         332,320    $  4,984,807
    SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS                     --              --              --              --
    SHARES REDEEMED                                                    --              --              --              --
                                                                  -------------------------------------------------------
    NET INCREASE (DECREASE)                                        19,833   $     297,501         332,320    $  4,984,807

=========================================================================================================================
    GROWTH & INCOME ALLOCATION

   YEAR ENDED DECEMBER 31, 2001
    SHARES SUBSCRIBED                                           1,449,330   $  19,622,713         153,447    $  2,166,727
    SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS                 17,215         233,153           2,294          31,013
    SHARES REDEEMED                                               (93,532)     (1,271,447)        (13,094)       (178,445)
                                                                  -------------------------------------------------------
    NET INCREASE (DECREASE)                                     1,373,013   $  18,584,419         142,647    $  2,019,295

   PERIOD FROM DECEMBER 27, 2000 TO DECEMBER 31, 2000
    SHARES SUBSCRIBED                                              16,459   $     246,885           5,795    $     87,262
    SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS                     --              --              --              --
    SHARES REDEEMED                                                    --              --              --              --
                                                                  -------------------------------------------------------
    NET INCREASE (DECREASE)                                        16,459   $     246,885           5,795    $     87,262
=========================================================================================================================




                                  ACCESSOR 92

                         NOTES TO FINANCIAL STATEMENTS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001


                                                                     ADVISOR CLASS                  INVESTOR CLASS
                                                                ---------------------------------------------------------
    ACCESSOR ALLOCATION FUND                                    SHARES          AMOUNT          SHARES           AMOUNT
-------------------------------------------------------------------------------------------------------------------------
    GROWTH ALLOCATION

   YEAR ENDED DECEMBER 31, 2001
    SHARES SUBSCRIBED                                           1,891,155   $  24,385,215         398,554    $  5,212,614
    SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS                 20,472         263,778           7,208          93,600
    SHARES REDEEMED                                              (106,335)     (1,378,860)       (253,801)     (3,476,169)
                                                                ---------------------------------------------------------
    NET INCREASE (DECREASE)                                     1,805,292   $  23,270,133         151,961    $  1,830,045

   PERIOD FROM DECEMBER 27, 2000 TO DECEMBER 31, 2000
    SHARES SUBSCRIBED                                              14,862   $     222,968         497,531    $  7,462,968
    SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS                     --              --              --              --
    SHARES REDEEMED                                                    --              --              --              --
                                                                ---------------------------------------------------------
    NET INCREASE (DECREASE)                                        14,862   $     222,968         497,531    $  7,462,968

=========================================================================================================================
    AGGRESSIVE GROWTH ALLOCATION

   YEAR ENDED DECEMBER 31, 2001
    SHARES SUBSCRIBED                                             940,931   $  11,793,053         480,524    $  6,043,111
    SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS                  4,465          56,257           3,780          47,362
    SHARES REDEEMED                                              (122,171)     (1,564,830)       (262,863)     (3,512,015)
                                                                ---------------------------------------------------------
    NET INCREASE (DECREASE)                                       823,225   $  10,284,480         221,441    $  2,578,458

   PERIOD FROM DECEMBER 27, 2000 TO DECEMBER 31, 2000
    SHARES SUBSCRIBED                                              15,103   $     226,585         477,455    $  7,161,822
    SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS                     --              --              --              --
    SHARES REDEEMED                                                    --              --              --              --
                                                                ---------------------------------------------------------
    NET INCREASE (DECREASE)                                        15,103   $     226,585         477,455    $  7,161,822
=========================================================================================================================



5. SECURITIES TRANSACTIONS

       During the year ended December 31, 2001, purchases and sales of investments, other than short-term investments and government securities, were as follows:


                                                                PURCHASES                          SALES
-----------------------------------------------------------------------------------------------------------
     ACCESSOR FUND
           GROWTH                                          $    161,641,307                  $  207,953,579
           VALUE                                                266,030,664                     282,963,599
           SMALL TO MID CAP                                     146,492,214                     213,838,857
           INTERNATIONAL EQUITY                                 205,873,761                     245,125,796
           HIGH YIELD BOND                                       28,329,606                      11,283,242
           INTERMEDIATE FIXED-INCOME                             18,433,071                      26,561,094
           SHORT-INTERMEDIATE FIXED-INCOME                       14,056,450                      26,250,270
           MORTGAGE SECURITIES                                    6,046,505                      16,612,712

     ACCESSOR ALLOCATION FUND
           INCOME ALLOCATION                                     13,617,259                         942,016
           INCOME AND GROWTH ALLOCATION                           3,777,955                         891,488
           BALANCED ALLOCATION                                   12,073,576                       1,700,117
           GROWTH AND INCOME ALLOCATION                          20,253,256                         586,106
           GROWTH ALLOCATION                                     27,367,319                       2,705,791
           AGGRESSIVE GROWTH ALLOCATION                          16,249,257                       3,910,875
===========================================================================================================







                                  ACCESSOR 93

                         NOTES TO FINANCIAL STATEMENTS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001

       During the year ended December 31, 2001, purchases and sales of long-term U.S. Government Securities, were as follows:


     FUND                                                       PURCHASES                          SALES
-----------------------------------------------------------------------------------------------------------
     INTERMEDIATE FIXED-INCOME                             $     16,166,943                  $   18,043,134
     SHORT-INTERMEDIATE FIXED-INCOME                             30,273,622                      17,487,057
     MORTGAGE SECURITIES                                        284,810,110                     288,332,757
===========================================================================================================


6. IDENTIFIED COST

       The identified cost for federal income tax purposes of investments owned by each Fund, Their respective gross unrealized appreciation/(depreciation). and resulting net unrealized appreciation/(depreciation) as applicable at December 31, 2001 were as follows:

                                                                                        NET
                                                       GROSS           GROSS         UNREALIZED
                                     IDENTIFIED      UNREALIZED      UNREALIZED     APPRECIATION/
                                        COST        APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
-------------------------------------------------------------------------------------------------
ACCESSOR FUND
 GROWTH                             $172,945,754    $ 27,531,244    $ (8,747,276)    $ 18,783,968
 VALUE                               148,521,562       9,204,012     (16,198,844)      (6,994,832)
 SMALL TO MID CAP                    198,331,896      30,676,023     (37,342,858)      (6,666,835)
 INTERNATIONAL  EQUITY               111,454,259       5,570,984     (11,199,164)      (5,628,180)
 HIGH YIELD BOND                      40,143,084       1,140,723      (1,914,534)        (773,812)
 INTERMEDIATE FIXED-INCOME            52,236,903       1,034,921      (1,080,371)         (45,450)
 SHORT INTERMEDIATE FIXED-INCOME      61,944,494       1,399,759      (1,008,497)         391,262
 MORTGAGE SECURITIES                 125,971,294       2,718,186        (351,731)       2,366,455

ACCESSOR ALLOCATION FUND
 INCOME ALLOCATION                    14,155,784              --         (90,447)         (90,447)
 INCOME & GROWTH ALLOCATION            6,495,409           3,376        (185,506)        (182,130)
 BALANCED ALLOCATION                  17,257,736          14,688        (577,229)        (562,541)
 GROWTH & INCOME ALLOCATION           20,911,812         368,827        (315,164)          53,663
 GROWTH ALLOCATION                    32,584,088         228,331        (926,426)        (698,095)
 AGGRESSIVE GROWTH ALLOCATION         20,064,164          25,752        (996,454)        (970,702)
=================================================================================================


7. CAPITAL LOSS CARRYOVERS

       At December 31, 2001, for federal income tax purposes, the following Funds had capital loss carryovers which may be applied against future net taxable realizable gains of each succeeding year until the earlier of its utilization or expiration.


FUND                                        EXPIRES IN 2007           EXPIRES IN 2008            EXPIRES IN 2009
-----------------------------------------------------------------------------------------------------------------
GROWTH                                     $             --          $      2,762,234          $       33,386,854
VALUE                                                    --                        --                   2,292,856
SMALL TO MID CAP                                         --                        --                  59,518,592
INTERNATIONAL EQUITY                                     --                 2,713,706                     677,465
HIGH YIELD BOND                                          --                    41,338                   1,039,452
INTERMEDIATE FIXED-INCOME                           241,220                 1,140,057                          --
SHORT-INTERMEDIATE FIXED-INCOME                     213,944                   452,612                     109,477
=================================================================================================================


                                  ACCESSOR 94

                                  GROWTH FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


ADVISOR CLASS SHARES                            2001              2000           1999               1998             1997
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $     26.79      $     35.08      $     28.88      $     21.57      $     19.51

 NET INVESTMENT INCOME (LOSS)(1)                    0.01            (0.09)           (0.06)            0.04             0.13
 NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                   (4.11)           (8.18)            7.51             9.91             6.31
                                             -------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                   (4.10)           (8.27)            7.45             9.95             6.44

 DISTRIBUTIONS FROM NET INVESTMENT INCOME             --               --               --            (0.03)           (0.13)
 DISTRIBUTIONS FROM CAPITAL GAINS                     --            (0.02)           (1.24)           (2.61)           (4.25)
 DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS             --               --            (0.01)              --               --
                                             -------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                   --            (0.02)           (1.25)           (2.64)           (4.38)
                                             -------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD               $     22.69      $     26.79      $     35.08      $     28.88      $     21.57
                                             ===============================================================================

TOTAL RETURN(2)                                   (15.30)%         (23.58)%          25.87%           46.65%           33.24%
NET ASSETS, END OF PERIOD (IN THOUSANDS)     $   159,237      $   246,641      $   339,590      $   157,799      $    87,907
 RATIO OF EXPENSES TO AVERAGE NET ASSETS            0.85%            0.88%            0.97%            0.92%            0.93%
 RATIO OF NET INVESTMENT INCOME (LOSS)
  TO AVERAGE NET ASSETS                             0.03%           (0.28)%          (0.21)%           0.16%            0.56%
PORTFOLIO TURNOVER RATE                            75.89%           89.32%           96.55%          112.42%          131.75%

=============================================================================================================================



    INVESTOR CLASS SHARES                        2001           2000            1999            1998(3)
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $    26.45      $    34.82      $    28.82      $    26.38
                                             ----------------------------------------------------------
 NET INVESTMENT INCOME (LOSS)(1)                  (0.10)          (0.26)          (0.16)          (0.05)
 NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                  (4.06)          (8.09)           7.41            4.52
                                             ----------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                  (4.16)          (8.35)           7.25            4.47

 DISTRIBUTIONS FROM NET INVESTMENT INCOME            --              --              --              --
 DISTRIBUTIONS FROM CAPITAL GAINS                    --           (0.02)          (1.24)          (2.03)
 DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS            --              --           (0.01)             --
                                             ----------------------------------------------------------
TOTAL DISTRIBUTIONS                                  --           (0.02)          (1.25)          (2.03)
                                             ----------------------------------------------------------

NET ASSET VALUE, END OF PERIOD               $    22.29      $    26.45      $    34.82      $    28.82
                                             ==========================================================
TOTAL RETURN(2)                                  (15.73)%        (23.99)%         25.23%          16.96%
NET ASSETS, END OF PERIOD (IN THOUSANDS)     $   30,830      $   29,801      $   44,479      $   22,077
 RATIO OF EXPENSES TO AVERAGE NET ASSETS           1.34%           1.38%           1.47%           1.41%*
 RATIO OF NET INVESTMENT LOSS
  TO AVERAGE NET ASSETS                           (0.43)%         (0.78)%         (0.71)%         (0.40)%*
PORTFOLIO TURNOVER RATE                           75.89%          89.32%          96.55%         112.42%
-------------------------------------------------------------------------------------------------------

(1) Per share amounts are based on average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3) Class commenced operations on July 1, 1998.
* Annualized
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.




                                  ACCESSOR 95

                                   VALUE FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


ADVISOR CLASS SHARES                             2001            2000             1999             1998              1997
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $     20.61      $     20.70      $     21.04      $     20.88      $     17.75

 NET INVESTMENT INCOME(1)                           0.16             0.25             0.18             0.24             0.26
 NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                            (2.06)            0.21             1.25             2.45             5.54
                                             -------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                   (1.90)            0.46             1.43             2.69             5.80

 DISTRIBUTIONS FROM NET INVESTMENT INCOME          (0.16)           (0.25)           (0.18)           (0.24)           (0.26)
 DISTRIBUTIONS FROM CAPITAL GAINS                  (0.50)           (0.30)           (1.59)           (2.12)           (2.41)
 DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS          (0.17)              --               --            (0.17)              --
                                             -------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                (0.83)           (0.55)           (1.77)           (2.53)           (2.67)
                                             -------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD               $     17.88      $     20.61      $     20.70      $     21.04      $     20.88
                                             ===============================================================================

TOTAL RETURN(2)                                    (9.48)%           2.38%            6.87%           12.89%           32.94%
NET ASSETS, END OF PERIOD (IN THOUSANDS)     $   116,191      $   151,401      $   149,183      $   114,728      $    81,127
 RATIO OF EXPENSES TO AVERAGE NET ASSETS            0.89%            0.79%            0.97%            1.03%            1.05%
 RATIO OF NET INVESTMENT INCOME TO
  AVERAGE NET ASSETS                                0.83%            1.25%            0.86%            1.06%            1.32%
PORTFOLIO TURNOVER RATE                           173.17%          139.61%          167.70%          104.85%           68.14%
============================================================================================================================



INVESTOR CLASS SHARES                            2001           2000            1999          1998(3)
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $    20.61      $    20.70      $    21.04      $    23.41

 NET INVESTMENT INCOME(1)                          0.06            0.15            0.07            0.05
 NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                           (2.05)           0.21            1.25           (0.31)
                                             ----------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                  (1.99)           0.36            1.32           (0.26)

 DISTRIBUTIONS FROM NET INVESTMENT INCOME         (0.07)          (0.15)          (0.07)          (0.06)
 DISTRIBUTIONS FROM CAPITAL GAINS                 (0.50)          (0.30)          (1.59)          (1.90)
 DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS         (0.17)             --              --           (0.15)
                                             ----------------------------------------------------------
TOTAL DISTRIBUTIONS                               (0.74)          (0.45)          (1.66)          (2.11)
                                             ----------------------------------------------------------

NET ASSET VALUE, END OF PERIOD               $    17.88      $    20.61      $    20.70      $    21.04
                                             ==========================================================
TOTAL RETURN(2)                                   (9.94)%          1.88%           6.35%          (1.09)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)     $   27,157      $   23,494      $   26,267      $   12,987
 RATIO OF EXPENSES TO AVERAGE NET ASSETS           1.40%           1.29%           1.47%           1.55%*
 RATIO OF NET INVESTMENT INCOME TO
  AVERAGE NET ASSETS                               0.34%           0.75%           0.36%           0.44%*
PORTFOLIO TURNOVER RATE                          173.17%         139.61%         167.70%         104.85%
=======================================================================================================

(1) Per share amounts are based on average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3) Class commenced operations on July 1, 1998.
* Annualized
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.




                                   ACCESSOR 96

                              SMALL TO MID CAP FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

ADVISOR CLASS SHARES                              2001             2000             1999             1998             1997
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $     19.96      $     27.39      $     23.53      $     21.82      $     18.82

 NET INVESTMENT INCOME (LOSS)(1)                     0.01            (0.10)           (0.10)           (0.05)              --
 NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                             (2.83)           (4.54)            6.46             3.50             6.75
                                              -------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                    (2.82)           (4.64)            6.36             3.45             6.75

 DISTRIBUTIONS FROM NET INVESTMENT INCOME              --               --               --               --               --
 DISTRIBUTIONS FROM CAPITAL GAINS                      --            (2.35)           (2.50)           (1.74)           (3.73)
 DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS              --            (0.44)              --               --               --
 DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
  INCOME                                               --               --               --               --            (0.02)
                                              -------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                    --            (2.79)           (2.50)           (1.74)           (3.75)
                                              -------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                $     17.14      $     19.96      $     27.39      $     23.53      $     21.82
                                              ===============================================================================

TOTAL RETURN(2)                                    (14.13)%         (18.22)%          27.26%           15.98%           36.14%
NET ASSETS, END OF PERIOD (IN THOUSANDS)      $   162,297      $   267,999      $   447,665      $   260,792      $   125,221
 RATIO OF EXPENSES TO AVERAGE NET ASSETS             1.06%            1.22%            1.25%            1.22%            1.15%
 RATIO OF NET INVESTMENT INCOME (LOSS)
  TO AVERAGE NET ASSETS                              0.05%           (0.39)%          (0.47)%          (0.22)%           0.00%
PORTFOLIO TURNOVER RATE                             65.21%          141.73%          133.14%          110.07%          129.98%
=============================================================================================================================



INVESTOR CLASS SHARES                              2001          2000           1999           1998(3)
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               19.67      $    27.16      $    23.47      $    24.44

 NET INVESTMENT INCOME (LOSS)(1)                   (0.07)          (0.22)          (0.12)          (0.09)
 NET REALIZED AND UNREALIZED GAIN
                                              ----------------------------------------------------------
  (LOSS) ON INVESTMENTS                            (2.80)          (4.48)           6.31            0.86
TOTAL FROM INVESTMENT OPERATIONS                   (2.87)          (4.70)           6.19            0.77

 DISTRIBUTIONS FROM NET INVESTMENT INCOME             --              --              --              --
 DISTRIBUTIONS FROM CAPITAL GAINS                     --           (2.35)          (2.50)          (1.74)
 DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS             --           (0.44)             --              --
 DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
  INCOME                                              --              --              --              --
                                              ----------------------------------------------------------
TOTAL DISTRIBUTIONS                                   --           (2.79)          (2.50)          (1.74)
                                              ----------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                $    16.80      $    19.67      $    27.16      $    23.47
                                              ==========================================================
TOTAL RETURN(2)                                   (14.59)%        (18.60)%         26.60%           3.32%
NET ASSETS, END OF PERIOD (IN THOUSANDS)          26,518          29,934      $   47,398      $   19,367
 RATIO OF EXPENSES TO AVERAGE NET ASSETS            1.56%           1.72%           1.75%           1.77%*
 RATIO OF NET INVESTMENT LOSS
  TO AVERAGE NET ASSETS                            (0.44)%         (0.89)%         (0.97)%         (0.84)%*
PORTFOLIO TURNOVER RATE                            65.21%         141.73%         133.14%         110.07%
========================================================================================================

(1) Per share amounts are based on average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3) Class commenced operations on June 24, 1998.
* Annualized
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  ACCESSOR 97

                            INTERNATIONAL EQUITY FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


ADVISOR CLASS SHARES                            2001            2000            1999              1998             1997
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $     15.07     $     21.52      $     16.90      $     14.83      $     13.83

 NET INVESTMENT INCOME (LOSS)(1)                    0.03              --             0.02            (0.03)           (0.02)
 NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                            (3.77)          (5.07)            8.17             2.41             1.54
                                             ------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                   (3.74)          (5.07)            8.19             2.38             1.52

 DISTRIBUTIONS FROM NET INVESTMENT INCOME             --           (1.36)           (3.57)           (0.31)           (0.50)
 DISTRIBUTIONS FROM CAPITAL GAINS                     --              --               --               --               --
 DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS             --           (0.02)              --               --            (0.02)
                                             ------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                   --           (1.38)           (3.57)           (0.31)           (0.52)
                                             ------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD               $     11.33     $     15.07      $     21.52      $     16.90      $     14.83
                                             ==============================================================================

TOTAL RETURN(2)                                   (24.82)%        (24.55)%          48.93%           16.07%           10.96%
NET ASSETS, END OF PERIOD (IN THOUSANDS)     $    79,748     $   163,154      $   236,869      $   149,391      $   151,441
 RATIO OF EXPENSES TO AVERAGE NET ASSETS            1.47%           1.42%            1.37%            1.59%            1.55%
 RATIO OF NET INVESTMENT INCOME
  (LOSS) TO AVERAGE NET ASSETS                      0.21%          (0.01)%           0.04%           (0.24)%          (0.20)%
PORTFOLIO TURNOVER RATE                           147.08%         166.49%          251.23%          196.37%          196.66%
===========================================================================================================================




INVESTOR CLASS SHARES                           2001           2000             1999         1998(3)
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $    14.85      $    21.33      $    16.85      $    17.88

 NET INVESTMENT INCOME (LOSS)(1)                  (0.04)          (0.09)          (0.08)          (0.06)
 NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                           (3.70)          (5.01)           8.13           (0.66)
                                             ----------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                  (3.74)          (5.10)           8.05           (0.72)

 DISTRIBUTIONS FROM NET INVESTMENT INCOME            --              --              --              --
 DISTRIBUTIONS FROM CAPITAL GAINS                    --           (1.36)          (3.57)          (0.31)
 DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS            --           (0.02)             --              --
                                             ----------------------------------------------------------
TOTAL DISTRIBUTIONS                                  --           (1.38)          (3.57)          (0.31)
                                             ----------------------------------------------------------

NET ASSET VALUE, END OF PERIOD               $    11.11      $    14.85      $    21.33      $    16.85
                                             ==========================================================
TOTAL RETURN(2)                                  (25.19)%        (24.92)%         48.23%          (4.01)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)     $   25,190      $   26,116      $   38,647      $   18,963
 RATIO OF EXPENSES TO AVERAGE NET ASSETS           1.96%           1.92%           1.87%           2.05%*
 RATIO OF NET INVESTMENT LOSS
  TO AVERAGE NET ASSETS                           (0.33)%         (0.51)%         (0.46)%         (0.68)%*
PORTFOLIO TURNOVER RATE                          147.08%         166.49%         251.23%         196.37%
=======================================================================================================


(1)Per share amounts are based on average shares oustanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3) Class commenced operations on July 6, 1998.
* Annualized
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.



                                  ACCESSOR 98

                              HIGH YIELD BOND FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


ADVISOR CLASS SHARES                             2001           2003(3)
-----------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $    11.10      $    12.00

 NET INVESTMENT INCOME(1)                          1.03            0.75
 NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                           (0.45)          (0.98)
                                             --------------------------
TOTAL FROM INVESTMENT OPERATIONS                   0.58           (0.23)

 DISTRIBUTIONS FROM NET INVESTMENT INCOME         (1.07)          (0.67)
 DISTRIBUTIONS FROM CAPITAL GAINS                    --              --
 DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS            --              --
                                             --------------------------
TOTAL DISTRIBUTIONS                               (1.07)          (0.67)
                                             --------------------------

NET ASSET VALUE, END OF PERIOD               $    10.61      $    11.10
                                             ==========================

TOTAL RETURN(2)                                    5.19%          (1.99)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)     $   30,709      $   14,609
 RATIO OF EXPENSES TO AVERAGE NET ASSETS           0.95%           0.86%*
 RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS                            9.30%           9.75%*
PORTFOLIO TURNOVER RATE                           37.07%          11.92%
=======================================================================

INVESTOR CLASS SHARES                             2001         2000(3)
-----------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $    11.10      $    12.00

 NET INVESTMENT INCOME(1)                          1.00            0.70
 NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                           (0.48)          (0.97)
                                             --------------------------
TOTAL FROM INVESTMENT OPERATIONS                   0.52           (0.27)

 DISTRIBUTIONS FROM NET INVESTMENT INCOME         (1.01)          (0.63)
 DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS            --              --
 DISTRIBUTIONS FROM CAPITAL GAINS                    --              --
                                             --------------------------
TOTAL DISTRIBUTIONS                               (1.01)          (0.63)
                                             --------------------------

NET ASSET VALUE, END OF PERIOD               $    10.61      $    11.10
                                             ==========================

TOTAL RETURN(2)                                    4.66%          (2.30)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)     $    9,653      $    9,600
 RATIO OF EXPENSES TO AVERAGE NET ASSETS           1.42%           1.36%*
 RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS                            8.93%           8.92%*
PORTFOLIO TURNOVER RATE                           37.07%          11.92%
=======================================================================

(1) Per share amounts are based on average shares oustanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3) Shares commenced operations on May 1, 2000.
* Annualized
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.



                                  ACCESSOR 99

                             INTERMEDIATE FIXED FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


ADVISOR CLASS SHARES                             2001          2000(3)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $    11.67      $    11.30      $    12.47      $    12.19      $    11.90

 NET INVESTMENT INCOME(1)                          0.68            0.73            0.68            0.67            0.71
 NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                            0.23            0.37           (1.12)           0.32            0.29
                                            ---------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                   0.91            1.10           (0.44)           0.99            1.00

 DISTRIBUTIONS FROM NET INVESTMENT INCOME         (0.69)          (0.73)          (0.68)          (0.67)          (0.71)
 DISTRIBUTIONS FROM CAPITAL GAINS                    --              --           (0.05)          (0.04)             --
 DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS            --              --              --              --              --
                                            ---------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                               (0.69)          (0.73)          (0.73)          (0.71)          (0.71)
                                            ---------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD               $    11.89      $    11.67      $    11.30      $    12.47      $    12.19
                                             ==========================================================================

TOTAL RETURN(2)                                    8.00%          10.17%          (3.58)%          8.38%           8.62%
NET ASSETS, END OF PERIOD (IN THOUSANDS)     $   44,563      $   53,997      $   56,895      $   48,489      $   55,197
 RATIO OF EXPENSES TO AVERAGE NET ASSETS           0.65%           0.66%           0.68%           0.79%           0.84%
 RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS                            5.73%           6.46%           5.89%           5.46%           5.88%
PORTFOLIO TURNOVER RATE                           61.25%          42.88%          60.40%         113.00%          84.35%
=======================================================================================================================


INVESTOR CLASS SHARES                           2001            2000            1999           1998(3)
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $    11.67      $    11.30      $    12.47      $    12.29

 NET INVESTMENT INCOME(1)                          0.62            0.68            0.63            0.28
 NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                            0.23            0.37           (1.12)           0.24
                                             ----------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                   0.85            1.05           (0.49)           0.52

 DISTRIBUTIONS FROM NET INVESTMENT INCOME         (0.63)          (0.68)          (0.63)          (0.30)
 DISTRIBUTIONS FROM CAPITAL GAINS                    --              --           (0.05)          (0.04)
 DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS            --              --              --              --
                                             ----------------------------------------------------------
TOTAL DISTRIBUTIONS                               (0.63)          (0.68)          (0.68)          (0.34)
                                             ----------------------------------------------------------

NET ASSET VALUE, END OF PERIOD               $    11.89      $    11.67      $    11.30      $    12.47
                                             ==========================================================

TOTAL RETURN(2)                                    7.46%           9.64%          (4.05)%          4.29%
NET ASSETS, END OF PERIOD (IN THOUSANDS)     $    8,690      $    8,826      $   10,907      $    9,146
 RATIO OF EXPENSES TO AVERAGE NET ASSETS           1.15%           1.16%           1.18%           1.27%*
 RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS                            5.22%           5.96%           5.39%           4.75%*
PORTFOLIO TURNOVER RATE                           61.25%          42.88%          60.40%         113.00%
=======================================================================================================

(1) Per share amounts are based on average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3) Class commenced operations on July 14, 1998.
* Annualized
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                  ACCESSOR 100

                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


ADVISOR CLASS SHARES                             2001            2000            1999            1998             1997
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $    11.98      $    11.83      $    12.33      $    12.27      $    12.16

 NET INVESTMENT INCOME(1)                          0.63            0.71            0.63            0.68            0.64
 NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                            0.17            0.15           (0.49)           0.14            0.11
                                             --------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                   0.80            0.86            0.14            0.82            0.75

 DISTRIBUTIONS FROM NET INVESTMENT INCOME         (0.66)          (0.71)          (0.63)          (0.63)          (0.64)
 DISTRIBUTIONS FROM CAPITAL GAINS                    --              --           (0.01)          (0.13)             --
 DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS            --              --              --              --              --
                                             --------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                               (0.66)          (0.71)          (0.64)          (0.76)          (0.64)
                                             --------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD               $    12.12      $    11.98      $    11.83      $    12.33      $    12.27
                                             ==========================================================================

TOTAL RETURN(2)                                    6.77%           7.54%           1.22%           6.87%           6.33%
NET ASSETS, END OF PERIOD (IN THOUSANDS)     $   55,747      $   55,251      $   50,200      $   42,454      $   40,942
 RATIO OF EXPENSES TO AVERAGE NET ASSETS           0.67%           0.66%           0.70%           0.82%           0.86%
 RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS                            5.26%           5.99%           5.32%           5.12%           5.20%
PORTFOLIO TURNOVER RATE                           83.37%          54.48%          45.89%          69.64%          53.30%
=======================================================================================================================


INVESTOR CLASS SHARES                           2001            2000            1999            1998(3)
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $    11.98      $    11.83      $    12.33      $    12.32

 NET INVESTMENT INCOME(1)                          0.58            0.65            0.58            0.27
 NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                            0.15            0.15           (0.49)           0.17
                                             ----------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                   0.73            0.80            0.09            0.44

 DISTRIBUTIONS FROM NET INVESTMENT INCOME         (0.60)          (0.65)          (0.58)          (0.30)
 DISTRIBUTIONS FROM CAPITAL GAINS                    --              --           (0.01)          (0.13)
 DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS            --              --              --              --
                                             ----------------------------------------------------------
TOTAL DISTRIBUTIONS                               (0.60)          (0.65)          (0.59)          (0.43)
                                             ----------------------------------------------------------

NET ASSET VALUE, END OF PERIOD               $    12.11      $    11.98      $    11.83      $    12.33
                                             ==========================================================

TOTAL RETURN(2)                                    6.15%           7.04%           0.70%           3.55%
NET ASSETS, END OF PERIOD (IN THOUSANDS)     $    7,754      $    7,982          10,439      $    6,255
 RATIO OF EXPENSES TO AVERAGE NET ASSETS           1.18%           1.16%           1.20%           1.31%*
 RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS                            4.77%           5.49%           4.82%           4.57%*
PORTFOLIO TURNOVER RATE                           83.37%          54.48%          45.89%          69.64%
=======================================================================================================

(1) Per share amounts are based on average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3) Class commenced operations on July 14, 1998.
* Annualized
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.



                                  ACCESSOR 101

                            MORTGAGE SECURITIES FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

ADVISOR CLASS SHARES                              2001            2000            1999             1998            1997
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $     12.52      $     11.98      $     12.59      $     12.60      $     12.23

 NET INVESTMENT INCOME(1)                           0.71             0.74             0.73             0.70             0.72
 NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                             0.23             0.54            (0.58)            0.09             0.42
                                             -------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                    0.94             1.28             0.15             0.79             1.14

 DISTRIBUTIONS FROM NET INVESTMENT INCOME          (0.71)           (0.74)           (0.73)           (0.70)           (0.72)
 DISTRIBUTIONS FROM CAPITAL GAINS                  (0.06)              --            (0.03)           (0.10)           (0.05)
 DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS             --               --               --               --               --
                                             -------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                (0.77)           (0.74)           (0.76)           (0.80)           (0.77)
                                             -------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD               $     12.69      $     12.52      $     11.98      $     12.59      $     12.60
                                             ===============================================================================

TOTAL RETURN(2)                                     7.68%           11.11%            1.19%            6.43%            9.53%
NET ASSETS, END OF PERIOD (IN THOUSANDS)     $   111,948      $   123,632      $   127,307      $   128,788      $   109,747
 RATIO OF EXPENSES TO AVERAGE NET ASSETS            0.87%            0.87%            0.89%            0.88%            0.84%
 RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS                             5.62%            6.13%            5.91%            5.59%            5.93%
PORTFOLIO TURNOVER RATE                           228.07%          263.34%          273.95%          278.18%          211.66%
============================================================================================================================



INVESTOR CLASS SHARES                           2001           2000            1999           1998(3)
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $    12.52      $    11.98      $    12.59      $    12.67

 NET INVESTMENT INCOME(1)                          0.65            0.68            0.66            0.31
 NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                            0.22            0.54           (0.58)           0.01
                                             ----------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                   0.87            1.22            0.08            0.32

 DISTRIBUTIONS FROM NET INVESTMENT INCOME         (0.64)          (0.68)          (0.66)          (0.33)
 DISTRIBUTIONS FROM CAPITAL GAINS                 (0.06)             --           (0.03)          (0.07)
 DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS            --              --              --              --
                                             ----------------------------------------------------------
TOTAL DISTRIBUTIONS                               (0.70)          (0.68)          (0.69)          (0.40)
                                             ----------------------------------------------------------

NET ASSET VALUE, END OF PERIOD               $    12.69      $    12.52      $    11.98      $    12.59
                                             ==========================================================

TOTAL RETURN(2)                                    7.14%          10.58%           0.69%           2.46%
NET ASSETS, END OF PERIOD (IN THOUSANDS)     $   17,481      $   18,531      $   26,802      $   17,369
 RATIO OF EXPENSES TO AVERAGE NET ASSETS           1.37%           1.37%           1.39%           1.41%*
 RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS                            5.12%           5.63%           5.41%           5.09%*
PORTFOLIO TURNOVER RATE                          228.07%         263.34%         273.95%         278.18%
=======================================================================================================

(1) Per share amounts are based on average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3) Class commenced operations on July 8, 1998.
* Annualized
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                  ACCESSOR 102

                           U.S. GOVERNMENT MONEY FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

ADVISOR CLASS SHARES                            2001             2000           1999              1998              1997
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $      1.00      $      1.00      $      1.00      $      1.00      $      1.00

 NET INVESTMENT INCOME(1)                           0.04             0.06             0.05             0.05             0.05
 DISTRIBUTIONS FROM NET INVESTMENT INCOME          (0.04)           (0.06)           (0.05)           (0.05)           (0.05)
                                             -------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $      1.00      $      1.00      $      1.00      $      1.00      $      1.00
                                             ===============================================================================
TOTAL RETURN(2)                                     3.81%            5.99%            4.72%            5.00%            5.07%
NET ASSETS, END OF PERIOD (IN THOUSANDS)     $ 1,177,405      $   552,255      $   380,620      $   153,148      $    50,910
 RATIO OF EXPENSES TO AVERAGE NET ASSETS            0.44%            0.45%            0.48%            0.53%            0.54%
 RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS                             3.48%            5.88%            4.66%            4.83%            4.96%
============================================================================================================================



INVESTOR CLASS SHARES                           2001          2000            1999         1998(3)
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $    1.00      $    1.00      $    1.00      $    1.00

 NET INVESTMENT INCOME(1)                         0.03           0.05           0.04           0.02
 DISTRIBUTIONS FROM NET INVESTMENT INCOME        (0.03)         (0.05)         (0.04)         (0.02)
                                             ------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $    1.00      $    1.00      $    1.00      $    1.00
                                             ======================================================

TOTAL RETURN(2)                                   3.30%          5.47%          4.20%          1.83%
NET ASSETS, END OF PERIOD (IN THOUSANDS)     $   9,651      $   7,746      $   8,034      $   5,071
 RATIO OF EXPENSES TO AVERAGE NET ASSETS:         0.94%          0.95%          0.98%          1.03%*
 RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS                           3.20%          5.35%          4.16%          4.40%*
---------------------------------------------------------------------------------------------------


(1) Per share amounts are based on average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3) Class commenced operations on July 29, 1998.
* Annualized.
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                  ACCESSOR 103

                         ACCESSOR INCOME ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


ADVISOR CLASS SHARES                                                  2001            2000(3)
--------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $    15.01      $    15.00

 NET INVESTMENT INCOME (LOSS)(1)                                        0.81              --
 NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                                 0.07            0.01
                                                                  --------------------------
TOTAL FROM INVESTMENT OPERATIONS                                        0.88            0.01

 DISTRIBUTIONS FROM NET INVESTMENT INCOME                              (0.80)             --
 DISTRIBUTIONS FROM CAPITAL GAINS                                         --              --
 DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS                                 --              --
                                                                  --------------------------
TOTAL DISTRIBUTIONS                                                    (0.80)             --
                                                                  --------------------------

NET ASSET VALUE, END OF PERIOD                                    $    15.09      $    15.01
                                                                  ==========================

TOTAL RETURN(2)                                                         5.95%           0.07%
NET ASSETS, END OF PERIOD (IN THOUSANDS)                          $   12,534      $      400
 RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS                          1.18%           0.10%*
 RATIO OF NET EXPENSES TO AVERAGE NET ASSETS                            0.10%           0.10%*
 RATIO OF NET INVESTMENT INCOME (LOSS) (EXCLUDING
  EXPENSES PAID DIRECTLY BY THE ADVISOR) TO AVERAGE NET ASSETS          4.59%          (0.10)%*
 RATIO OF NET INVESTMENT INCOME (LOSS)
  TO AVERAGE NET ASSETS                                                 5.67%          (0.10)%*
PORTFOLIO TURNOVER RATE                                                38.76%           0.00%
============================================================================================




INVESTOR CLASS SHARES                                                 2001          2000(3)
------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $   15.00      $   15.00

 NET INVESTMENT INCOME (LOSS)(1)                                       0.75             --
 NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                                0.06             --
                                                                  ------------------------
TOTAL FROM INVESTMENT OPERATIONS                                       0.81             --

 DISTRIBUTIONS FROM NET INVESTMENT INCOME                             (0.72)            --
 DISTRIBUTIONS FROM CAPITAL GAINS                                        --             --
 DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS                                --             --
                                                                  ------------------------
TOTAL DISTRIBUTIONS                                                   (0.72)            --
                                                                  ------------------------

NET ASSET VALUE, END OF PERIOD                                    $   15.09      $   15.00
                                                                  ========================

TOTAL RETURN(2)                                                        5.49%          0.00%
NET ASSETS, END OF PERIOD (IN THOUSANDS)                          $   1,596      $     454
 RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS                         1.67%          0.60%*
 RATIO OF NET EXPENSES TO AVERAGE NET ASSETS                           0.60%          0.60%*
 RATIO OF NET INVESTMENT INCOME (LOSS) (EXCLUDING
  EXPENSES PAID DIRECTLY BY THE ADVISOR) TO AVERAGE NET ASSETS         3.84%         (0.60)%*
 RATIO OF NET INVESTMENT INCOME (LOSS)
  TO AVERAGE NET ASSETS                                                4.92%         (0.60)%*
PORTFOLIO TURNOVER RATE                                               38.76%          0.00%
==========================================================================================

(1) Per share amounts are based on average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3) Shares commenced operations on December 27, 2000.
* Annualized.
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                  ACCESSOR 104

                    ACCESSOR INCOME & GROWTH ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

ADVISOR CLASS SHARES                                                 2001          2000(3)
------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $   15.00      $   15.00

 NET INVESTMENT INCOME (LOSS)(1)                                       0.61             --
 NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                               (0.70)            --
                                                                 -------------------------
TOTAL FROM INVESTMENT OPERATIONS                                      (0.09)            --

 DISTRIBUTIONS FROM NET INVESTMENT INCOME                             (0.56)            --
 DISTRIBUTIONS FROM CAPITAL GAINS                                     (0.03)            --
 DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS                                --             --
                                                                 -------------------------
TOTAL DISTRIBUTIONS                                                   (0.59)            --
                                                                 -------------------------

NET ASSET VALUE, END OF PERIOD                                    $   14.32      $   15.00
                                                                 =========================

TOTAL RETURN(2)                                                       (0.57)%         0.00%
NET ASSETS, END OF PERIOD (IN THOUSANDS)                          $   2,519      $     289
 RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS                         0.76%          0.10%*
 RATIO OF NET EXPENSES TO AVERAGE NET ASSETS                           0.10%          0.10%*
 RATIO OF NET INVESTMENT INCOME (LOSS) (EXCLUDING
  EXPENSES PAID DIRECTLY BY THE ADVISOR) TO AVERAGE NET ASSETS         3.58%         (0.10)%*
 RATIO OF NET INVESTMENT INCOME (LOSS)
  TO AVERAGE NET ASSETS                                                4.24%         (0.10)%*
PORTFOLIO TURNOVER RATE                                               22.19%          0.00%
==========================================================================================


INVESTOR CLASS SHARES                                                2001         2000(3)
------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $   15.00      $   15.00

 NET INVESTMENT INCOME (LOSS)(1)                                       0.54             --
 NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                               (0.70)            --
                                                                  ------------------------
TOTAL FROM INVESTMENT OPERATIONS                                      (0.16)            --

 DISTRIBUTIONS FROM NET INVESTMENT INCOME                             (0.49)            --
 DISTRIBUTIONS FROM CAPITAL GAINS                                     (0.03)            --
 DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS                                --             --
                                                                  ------------------------
TOTAL DISTRIBUTIONS                                                   (0.52)            --
                                                                  ------------------------

NET ASSET VALUE, END OF PERIOD                                    $   14.32      $   15.00
                                                                  ========================

TOTAL RETURN(2)                                                       (1.04)%         0.00%
NET ASSETS, END OF PERIOD (IN THOUSANDS)                          $   3,808      $   2,306
 RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS                         1.26%          0.60%*
 RATIO OF NET EXPENSES TO AVERAGE NET ASSETS                           0.60%          0.60%*
 RATIO OF NET INVESTMENT INCOME (LOSS) (EXCLUDING
  EXPENSES PAID DIRECTLY BY THE ADVISOR) TO AVERAGE NET ASSETS         3.01%         (0.60)%*
 RATIO OF NET INVESTMENT INCOME (LOSS)
  TO AVERAGE NET ASSETS                                                3.67%         (0.60)%*
PORTFOLIO TURNOVER RATE                                               22.19%          0.00%
==========================================================================================

(1) Per share amounts are based on average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3) Shares commenced operations on December 27, 2000.
* Annualized.
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.



                                  ACCESSOR 105

                        ACCESSOR BALANCED ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

ADVISOR CLASS SHARES                                                  2001          2000(3)
--------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $    15.00      $    15.00

 NET INVESTMENT INCOME (LOSS)(1)                                        0.48              --
 NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                                (1.17)             --
                                                                  --------------------------
TOTAL FROM INVESTMENT OPERATIONS                                       (0.69)             --

 DISTRIBUTIONS FROM NET INVESTMENT INCOME                              (0.41)             --
 DISTRIBUTIONS FROM CAPITAL GAINS                                      (0.05)             --
 DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS                                                 --
                                                                  --------------------------
TOTAL DISTRIBUTIONS                                                    (0.46)             --
                                                                  --------------------------

NET ASSET VALUE, END OF PERIOD                                    $    13.85      $    15.00
                                                                  ==========================

TOTAL RETURN(2)                                                        (4.57)%          0.00%
NET ASSETS, END OF PERIOD (IN THOUSANDS)                          $   10,158      $      297
 RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS                          0.40%           0.10%*
 RATIO OF NET EXPENSES TO AVERAGE NET ASSETS                            0.10%           0.10%*
 RATIO OF NET INVESTMENT INCOME (LOSS) (EXCLUDING
  EXPENSES PAID DIRECTLY BY THE ADVISOR) TO AVERAGE NET ASSETS          3.08%          (0.10)%*
 RATIO OF NET INVESTMENT INCOME (LOSS)
  TO AVERAGE NET ASSETS                                                 3.39%          (0.10)%*
PORTFOLIO TURNOVER RATE                                                15.60%           0.00%
============================================================================================



INVESTOR CLASS SHARES                                                2001         2000(3)
------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $   15.00      $   15.00

 NET INVESTMENT INCOME (LOSS)(1)                                       0.39             --
 NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                               (1.16)            --
                                                                  ------------------------
TOTAL FROM INVESTMENT OPERATIONS                                      (0.77)            --

 DISTRIBUTIONS FROM NET INVESTMENT INCOME                             (0.33)            --
 DISTRIBUTIONS FROM CAPITAL GAINS                                     (0.05)            --
 DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS                                --             --
                                                                  ------------------------
TOTAL DISTRIBUTIONS                                                   (0.38)            --
                                                                  ------------------------

NET ASSET VALUE, END OF PERIOD                                    $   13.85      $   15.00
                                                                  ========================

TOTAL RETURN(2)                                                       (5.07)%         0.00%
NET ASSETS, END OF PERIOD (IN THOUSANDS)                          $   6,536      $   4,985
 RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS                         0.90%          0.60%*
 RATIO OF NET EXPENSES TO AVERAGE NET ASSETS                           0.60%          0.60%*
 RATIO OF NET INVESTMENT INCOME (LOSS) (EXCLUDING
  EXPENSES PAID DIRECTLY BY THE ADVISOR) TO AVERAGE NET ASSETS         2.48%         (0.60)%*
 RATIO OF NET INVESTMENT INCOME (LOSS)
  TO AVERAGE NET ASSETS                                                2.78%         (0.60)%*
PORTFOLIO TURNOVER RATE                                               15.60%          0.00%
==========================================================================================


(1) Per share amounts are based on average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3) Shares commenced operations on December 27, 2000.
* Annualized.
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.



                                  ACCESSOR 106

                    ACCESSOR GROWTH & INCOME ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


ADVISOR CLASS SHARES                                                  2001          2000(3)
--------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $    15.02      $    15.00

 NET INVESTMENT INCOME (LOSS)(1)                                        0.39              --
 NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                                (1.42)           0.02
                                                                  --------------------------
TOTAL FROM INVESTMENT OPERATIONS                                       (1.03)           0.02

 DISTRIBUTIONS FROM NET INVESTMENT INCOME                              (0.31)             --
 DISTRIBUTIONS FROM CAPITAL GAINS                                      (0.03)             --
 DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS                                 --              --
                                                                  --------------------------
TOTAL DISTRIBUTIONS                                                    (0.34)             --
                                                                  --------------------------

NET ASSET VALUE, END OF PERIOD                                    $    13.65      $    15.02
                                                                  ==========================

TOTAL RETURN(2)                                                        (6.83)%          0.13%
NET ASSETS, END OF PERIOD (IN THOUSANDS)                          $   18,965      $      247
 RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS                          0.45%           0.10%*
 RATIO OF NET EXPENSES TO AVERAGE NET ASSETS                            0.10%           0.10%*
 RATIO OF NET INVESTMENT INCOME (LOSS) (EXCLUDING
  EXPENSES PAID DIRECTLY BY THE ADVISOR) TO AVERAGE NET ASSETS          2.59%          (0.10)%*
 RATIO OF NET INVESTMENT INCOME (LOSS)
  TO AVERAGE NET ASSETS                                                 2.94%          (0.10)%*
PORTFOLIO TURNOVER RATE                                                 6.44%           0.00%
============================================================================================



INVESTOR CLASS SHARES                                                2001         2000(3)
------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $   15.02      $   15.00

 NET INVESTMENT INCOME (LOSS)(1)                                       0.33             --
 NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                               (1.42)          0.02
                                                                  ------------------------
TOTAL FROM INVESTMENT OPERATIONS                                      (1.09)          0.02

 DISTRIBUTIONS FROM NET INVESTMENT INCOME                             (0.25)            --
 DISTRIBUTIONS FROM CAPITAL GAINS                                     (0.03)            --
 DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS                                --             --
                                                                  ------------------------
TOTAL DISTRIBUTIONS                                                   (0.28)            --
                                                                  ------------------------

NET ASSET VALUE, END OF PERIOD                                    $   13.65      $   15.02
                                                                  ========================

TOTAL RETURN(2)                                                       (7.27)%         0.13%
NET ASSETS, END OF PERIOD (IN THOUSANDS)                          $   2,026      $      87
 RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS                         0.94%          0.60%*
 RATIO OF NET EXPENSES TO AVERAGE NET ASSETS                           0.60%          0.60%*
 RATIO OF NET INVESTMENT INCOME (LOSS) (EXCLUDING
  EXPENSES PAID DIRECTLY BY THE ADVISOR) TO AVERAGE NET ASSETS         2.07%         (0.60)%*
 RATIO OF NET INVESTMENT INCOME (LOSS)
  TO AVERAGE NET ASSETS                                                2.41%         (0.60)%*
PORTFOLIO TURNOVER RATE                                                6.44%          0.00%
==========================================================================================


(1) Per share amounts are based on average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3) Shares commenced operations on December 27, 2000.
* Annualized.
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                  ACCESSOR 107

                         ACCESSOR GROWTH ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


ADVISOR CLASS SHARES                                                 2001          2000(3)
--------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $    15.00      $    15.00

 NET INVESTMENT INCOME (LOSS)(1)                                        0.24              --
 NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                                (2.00)             --
                                                                  --------------------------
TOTAL FROM INVESTMENT OPERATIONS                                       (1.76)             --

 DISTRIBUTIONS FROM NET INVESTMENT INCOME                              (0.20)             --
 DISTRIBUTIONS FROM CAPITAL GAINS                                      (0.04)             --
 DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS                                 --              --
                                                                  --------------------------
TOTAL DISTRIBUTIONS                                                    (0.24)             --
                                                                  --------------------------

NET ASSET VALUE, END OF PERIOD                                    $    13.00      $    15.00
                                                                  ==========================

TOTAL RETURN(2)                                                       (11.70)%          0.00%
NET ASSETS, END OF PERIOD (IN THOUSANDS)                          $   23,658      $      223
 RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS                          0.32%           0.10%*
 RATIO OF NET EXPENSES TO AVERAGE NET ASSETS                            0.10%           0.10%*
 RATIO OF NET INVESTMENT INCOME (LOSS) (EXCLUDING
  EXPENSES PAID DIRECTLY BY THE ADVISOR) TO AVERAGE NET ASSETS          1.66%          (0.10)%*
 RATIO OF NET INVESTMENT INCOME (LOSS)
  TO AVERAGE NET ASSETS                                                 1.88%          (0.10)%*
PORTFOLIO TURNOVER RATE                                                14.93%           0.00%
============================================================================================



INVESTOR CLASS SHARES                                               2001          2000(3)
------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $   15.00      $   15.00

 NET INVESTMENT INCOME (LOSS)(1)                                       0.16             --
 NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                               (1.98)            --
                                                                  ------------------------
TOTAL FROM INVESTMENT OPERATIONS                                      (1.82)            --

 DISTRIBUTIONS FROM NET INVESTMENT INCOME                             (0.14)            --
 DISTRIBUTIONS FROM CAPITAL GAINS                                     (0.04)            --
 DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS                                --             --
                                                                  ------------------------
TOTAL DISTRIBUTIONS                                                   (0.18)            --
                                                                  ------------------------

NET ASSET VALUE, END OF PERIOD                                    $   13.00      $   15.00
                                                                  ========================

TOTAL RETURN(2)                                                      (12.13)%         0.00%
NET ASSETS, END OF PERIOD (IN THOUSANDS)                          $   8,441      $   7,463
 RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS                         0.82%          0.60%*
 RATIO OF NET EXPENSES TO AVERAGE NET ASSETS                           0.60%          0.60%*
 RATIO OF NET INVESTMENT INCOME (LOSS) (EXCLUDING
  EXPENSES PAID DIRECTLY BY THE ADVISOR) TO AVERAGE NET ASSETS         1.02%         (0.60)%*
 RATIO OF NET INVESTMENT INCOME (LOSS)
  TO AVERAGE NET ASSETS                                                1.24%         (0.60)%*
PORTFOLIO TURNOVER RATE                                               14.93%          0.00%
==========================================================================================

(1) Per share amounts are based on average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3) Shares commenced operations on December 27, 2000.
* Annualized.
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                  ACCESSOR 108

                   ACCESSOR AGGRESSIVE GROWTH ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


ADVISOR CLASS SHARES                                                    2001          2000(3)
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $    15.00      $    15.00

 NET INVESTMENT INCOME (LOSS)(1)                                        0.03              --
 NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                                (2.38)             --
                                                                  --------------------------
TOTAL FROM INVESTMENT OPERATIONS                                       (2.35)             --

 DISTRIBUTIONS FROM NET INVESTMENT INCOME                                 --              --
 DISTRIBUTIONS FROM CAPITAL GAINS                                      (0.04)             --
 DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS                              (0.03)             --
                                                                  --------------------------
TOTAL DISTRIBUTIONS                                                    (0.07)             --
                                                                  --------------------------

NET ASSET VALUE, END OF PERIOD                                    $    12.58      $    15.00
                                                                  ==========================

TOTAL RETURN(2)                                                       (15.68)%          0.00%
NET ASSETS, END OF PERIOD (IN THOUSANDS)                          $   10,547      $      226
 RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS                          0.39%           0.10%*
 RATIO OF NET EXPENSES TO AVERAGE NET ASSETS                            0.10%           0.10%*
 RATIO OF NET INVESTMENT INCOME (LOSS) (EXCLUDING
  EXPENSES PAID DIRECTLY BY THE ADVISOR) TO AVERAGE NET ASSETS         (0.04)%         (0.10)%*
 RATIO OF NET INVESTMENT INCOME (LOSS)
  TO AVERAGE NET ASSETS                                                 0.25%          (0.10)%*
PORTFOLIO TURNOVER RATE                                                30.99%           0.00%
===============================================================================================


INVESTOR CLASS SHARES                                               2001          2000(3)
------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $   14.99      $   15.00

 NET INVESTMENT INCOME (LOSS)(1)                                      (0.04)            --
 NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                               (2.37)         (0.01)
                                                                  ------------------------
TOTAL FROM INVESTMENT OPERATIONS                                      (2.41)         (0.01)

 DISTRIBUTIONS FROM NET INVESTMENT INCOME                                --             --
 DISTRIBUTIONS FROM CAPITAL GAINS                                     (0.04)            --
 DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS                             (0.03)            --
                                                                  ------------------------
TOTAL DISTRIBUTIONS                                                   (0.07)            --

                                                                  ------------------------
NET ASSET VALUE, END OF PERIOD                                    $   12.51      $   14.99
                                                                  ========================

TOTAL RETURN(2)                                                      (16.09)%        (0.07)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)                          $   8,746      $   7,159
 RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS                         0.89%          0.60%*
 RATIO OF NET EXPENSES TO AVERAGE NET ASSETS                           0.60%          0.60%*
 RATIO OF NET INVESTMENT INCOME (LOSS) (EXCLUDING
  EXPENSES PAID DIRECTLY BY THE ADVISOR) TO AVERAGE NET ASSETS        (0.58)%        (0.60)%*
 RATIO OF NET INVESTMENT INCOME (LOSS)
  TO AVERAGE NET ASSETS                                               (0.29)%        (0.60)%*
PORTFOLIO TURNOVER RATE                                               30.99%          0.00%
==========================================================================================

(1) Per share amounts are based on average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
    (3) Shares commenced operations on December 27, 2000.
* Annualized.
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                  ACCESSOR 109

INDEPENDENT AUDITORS' REPORT


To the Shareholders and Board of Directors of Accessor Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Accessor Funds, Inc., including Growth Fund, Value Fund, Small to Mid Cap Fund, International Equity Fund, High Yield Bond Fund, Intermediate Fixed-Income Fund, Short-Intermediate Fixed-Income Fund, Mortgage Securities Fund, U.S. Government Money Fund, Accessor Income Allocation Fund, Accessor Income & Growth Allocation Fund, Accessor Balanced Allocation Fund, Accessor Growth & Income Allocation Fund, Accessor Growth Allocation Fund, and Accessor Aggressive Growth Allocation Fund (collectively the "Funds") as of December 31, 2001, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the Funds' custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of December 31, 2001, and the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP


CHICAGO, ILLINOIS
February 22, 2002

                                  TAX YEAR 2001
                                   (UNAUDITED)

The following is provided for your information. Some states allow you to reduce the amount of income you report on state income taxes by the proportion to which such income was earned from investments in U.S. Government obligations. All income shown is taxable for federal income tax purposes.


                                               U.S. TREASURIES              NON-QUALIFYING
                                             AND QUALIFYING GOVT              GOVT AGENCY
FUND                                           AGENCY ISSUES(1)                 ISSUES(2)         OTHER SOURCES(3)
------------------------------------------------------------------------------------------------------------------
ACCESSOR FUNDS
  GROWTH                                             0.00%                      0.00%                 100.00%
  VALUE                                              0.32                       0.00                   99.68
  SMALL TO MID CAP                                   0.00                       0.00                  100.00
  INTERNATIONAL EQUITY                               0.00                       0.00                  100.00
  HIGH YIELD BOND                                    0.00                       0.00                  100.00
  INTERMEDIATE FIXED-INCOME                         15.79                       9.05                   75.16
  SHORT-INTERMEDIATE FIXED-INCOME                   23.94                       9.70                   66.36
  MORTGAGE SECURITIES                                1.83                      89.96                    8.21
  U.S. GOVERNMENT MONEY                             18.96                      66.98                   14.06
ACCESSOR ALLOCATION FUNDS
  INCOME ALLOCATION                                 13.44                      24.50                   62.06
  INCOME & GROWTH ALLOCATION                        11.68                      20.09                   68.23
  BALANCED ALLOCATION                                9.15                      17.62                   73.24
  GROWTH & INCOME ALLOCATION                         9.04                       6.78                   84.18
  GROWTH ALLOCATION                                  4.86                       2.78                   92.36
  AGGRESSIVE GROWTH ALLOCATION                       0.00                       0.00                    0.00
------------------------------------------------------------------------------------------------------------------

(1) May include income from obligations of the U.S. Treasury and/or the following Qualifying Government Agencies: Federal Farm Credit Bank, Federal Home Loan Bank, Student Loan Marketing Association, Resolution Funding Corp. and Tennessee Valley Authority.
(2) May include income from obligations of the following Non-Qualifying Government Agencies: Federal National Mortgage Association, Federal Home Loan Mortgage Corporation and the Government National Mortgage Association.
(3) Includes income from all other sources other than those listed above.

================================================================================

The following represents the percent of the income generated in the Accessor Funds that is designated as "qualifying" dividends. This breakdown may have tax benefits to certain corporate shareholders of the Accessor Funds. Please consult your tax advisor.

FUND                                        PERCENT OF QUALIFYING DIVIDENDS
--------------------------------------------------------------------------------
ACCESSOR FUNDS
  GROWTH                                                   0.00
  VALUE                                                   97.66
  SMALL TO MID CAP                                         0.00
  INTERNATIONAL EQUITY                                     0.00
  HIGH YIELD BOND                                          0.00
  INTERMEDIATE FIXED-INCOME                                0.00
  SHORT-INTERMEDIATE FIXED-INCOME                          0.00
  MORTGAGE SECURITIES                                      0.00
  U.S. GOVERNMENT MONEY                                    0.00
ACCESSOR ALLOCATION FUNDS
  INCOME ALLOCATION                                        0.00
  INCOME & Growth allocation                               1.96
  BALANCED ALLOCATION                                      4.29
  GROWTH & INCOME ALLOCATION                               6.19
  GROWTH ALLOCATION                                       12.32
  AGGRESSIVE GROWTH ALLOCATION                             0.00

================================================================================

                    THE BOARD OF DIRECTORS OF ACCESSOR FUNDS

The Board of Directors of Accessor Funds are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years.


                                                                                                      NUMBER OF
                                                                                                     PORTFOLIOS
                                              TERM OF OFFICE                                           IN FUND
  NAME, AGE, ADDRESS,                           AND LENGTH                                             COMPLEX         OTHER
  AND POSITION HELD WITH                            OF          PRINCIPAL OCCUPATIONS DURING PAST     OVERSEEN BY   DIRECTORSHIPS
  ACCESSOR FUNDS                                  SERVICE       FIVE YEARS                             DIRECTOR         HELD
----------------------------------------------------------------------------------------------------------------------------------
  INTERESTED DIRECTORS
  J. Anthony Whatley, III(1,2)                  All positions   Director and President, Accessor          15       None
  Age 59                                        held since      Capital Corporation, since August 2000;
  1420 Fifth Avenue                             1991.           Executive Director, Accessor Capital
  Seattle, WA 98101                                             Management LP since April 1991;
  Director, President &                                         President, Accessor Capital Management
  Principal Executive Officer                                   Associates, Inc. since April 1991;
                                                                Director and President, Northwest
                                                                Advisors, Inc. since 1990.

  NON-INTERESTED DIRECTORS
  George G. Cobean, III                         Director        Director, Vice President, Martinson,      15       Director, Action
  Age 64                                        since 1991.     Cobean & Associates, P.S. (certified               AutoGlass of
  1607 S. 341st Place                                           public accountants) since 1973.                    Tacoma, Inc.
  Federal Way, WA  98003                                                                                           Director, Tigre
  Director                                                                                                         Tierra
                                                                                                                   Manufacturing Co.

  Geoffrey C. Cross                             Director        President, Geoffrey C. Cross P.S., Inc.,  15       None
  Age 62                                        since 1993.     (general practice of law) since 1970.
  252 Broadway
  Tacoma, WA 98402
  Director

  PRINCIPAL OFFICERS WHO ARE NOT DIRECTORS
  Ravindra A. Deo                               All positions   Director and Secretary, Accessor Capital
  Age 39                                        held since      Corporation, since August 2000; Director
  1420 Fifth Avenue                             1992.           and Vice President, Northwest Advisors,
  Seattle, WA 98101                                             Inc. since July 1993; Vice President and
  Vice President,Treasurer                                      Chief Investment Officer, Accessor
   &Principal Financial/                                        Capital Management LP since January
  Accounting Officer                                            1992.

  Linda V. Whatley(2)                           All positions   Treasurer of Northwest Advisors, Inc.
  Age 43                                        held since      since July 1993; Vice President,
  1420 Fifth Avenue                             1991.           Accessor Capital Management LP since
  Seattle, WA 98101                                             April 1991; Secretary since April 1991
  Vice President & Assistant                                    and Director and Treasurer since June
  Secretary                                                     1992 of Bennington Capital Management
                                                                Associates, Inc.

  Robert J. Harper                              Vice president  Director and Treasurer, Accessor Capital
  Age 58                                        since 1995.     Corporation, since August 2000; Director
  1420 Fifth Avenue                                             and Vice President, Northwest Advisers,
  Seattle, WA 98101                                             Inc. since November 1995; Director of
  Vice President                                                Sales and Client Service, Accessor
                                                                Capital Management LP since October
                                                                1993.

  Christine J. Stansbery                        Secretary       Vice President, Accessor Capital
  Age 50                                        since 1995.     Corporation since April 2001, Secretary,
  1420 Fifth Avenue                                             Northwest Advisers, Inc. since May,
  Seattle, WA 98101                                             1999; Assistant Vice
  Secretary                                                     President-Compliance, Accessor Capital
                                                                Management LP, since January 1997,
                                                                Regulatory Manager from March 1996 to
                                                                December 1996.




(1) J. Anthony Whatley, III is an interested director due to his position as President and Principal Executive Officer of the Accessor Funds and President of Accessor Capital.
(2) J. Anthony Whatley, III and Linda V. Whatley are husband and wife.

ACCESSOR FUNDS, INC.




DIRECTORS AND OFFICERS

George G. Cobean, III, Director
Geoffrey C. Cross, Director
J. Anthony Whatley, III, Director, President and Principal Executive Officer Ravindra A. Deo, Treasurer, Vice President, Principal Financial and
        Accounting Officer
Robert J. Harper, Vice President
Christine J. Stansbery, Secretary
Linda V. Whatley, Vice President


INVESTMENT ADVISOR AND ADMINISTRATOR

Accessor Capital Management LP
1420 Fifth Avenue, Suite 3600
Seattle, Washington   98101


CUSTODIAN

The Fifth Third Bank
Fifth Third Center
38 Fountain Square Plaza
Cincinnati, Ohio   45263


TRANSFER AGENT

Accessor Capital Management LP
P.O. Box 1748
Seattle, Washington   98111


LEGAL COUNSEL

Kirkpatrick & Lockhart LLP
75 State Street
Boston, Massachusetts   02109


INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two Prudential Plaza
180 North Stetson Avenue
Chicago, Illinois   60601


    This report, including the financial statements herein, is transmitted to the shareholders of Accessor Funds, Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of share of Accessor Funds, Inc., or any securities mentioned in this report.

                                www.accessor.com

ACCESSOR FUNDS, INC.
P.O. BOX 1748
SEATTLE, WA 98111-1748






                      VISIT OUR WEBSITE AT www.accessor.com